JPMorgan Core Plus Bond Fund
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 28.8%
Aerospace & Defense — 0.3%
Airbus SE (France) 3.95%, 4/10/2047 (a)	150	122
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	764	605
3.00%, 9/15/2050 (a)	1,494	964
Boeing Co. (The)
2.75%, 2/1/2026	1,671	1,581
2.20%, 2/4/2026	1,651	1,543
3.10%, 5/1/2026	1,292	1,227
2.70%, 2/1/2027	5,849	5,403
Bombardier, Inc. (Canada) 6.00%, 2/15/2028 (a)	2,000	1,885
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	675	610
4.13%, 4/15/2029 (a)	3,553	3,202
Howmet Aerospace, Inc. 5.95%, 2/1/2037	4,040	3,971
L3Harris Technologies, Inc.
5.40%, 7/31/2033	2,845	2,836
5.60%, 7/31/2053	2,166	2,150
Lockheed Martin Corp. 4.50%, 5/15/2036	4,859	4,558
Northrop Grumman Corp. 4.95%, 3/15/2053	2,476	2,279
RTX Corp.
5.15%, 2/27/2033	3,712	3,646
4.50%, 6/1/2042	3,088	2,652
4.35%, 4/15/2047	162	132
5.38%, 2/27/2053	1,882	1,799
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	2,690	2,909
TransDigm, Inc. 6.25%, 3/15/2026 (a)	5,733	5,693
Triumph Group, Inc. 7.75%, 8/15/2025	2,295	2,249
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a) (b)	7,901	751
		52,767
Automobile Components — 0.3%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	2,160	2,080
7.00%, 4/15/2028 (a)	2,442	2,481
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	243	229
5.88%, 6/1/2029 (a)	3,519	3,406
3.75%, 1/30/2031 (a)	2,873	2,400
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	971	937
6.88%, 7/1/2028	1,379	1,269
5.00%, 10/1/2029	5,315	4,399
Clarios Global LP
6.75%, 5/15/2025 (a)	2,905	2,912
6.25%, 5/15/2026 (a)	2,405	2,392
6.75%, 5/15/2028 (a)	688	694
Cooper-Standard Automotive, Inc.
13.50% (Blend (Cash 9.00% + PIK 4.50%)), 3/31/2027 (a) (c)	6,429	6,745

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobile Components — continued
10.63% (PIK), 5/15/2027 (a) (c)	4,536	3,131
Dana Financing Luxembourg SARL 5.75%, 4/15/2025 (a)	2,001	1,982
Dana, Inc. 5.63%, 6/15/2028	1,903	1,814
Goodyear Tire & Rubber Co. (The)
9.50%, 5/31/2025	345	351
5.00%, 7/15/2029	5,645	5,150
5.25%, 4/30/2031	5,673	4,983
5.25%, 7/15/2031	3,898	3,381
Icahn Enterprises LP
6.38%, 12/15/2025	3,924	3,787
6.25%, 5/15/2026	930	878
5.25%, 5/15/2027	1,447	1,309
		56,710
Automobiles — 0.1%
Ford Motor Co. 9.63%, 4/22/2030	3,537	4,052
Hyundai Capital America
1.80%, 10/15/2025 (a)	3,990	3,709
1.50%, 6/15/2026 (a)	3,398	3,055
3.00%, 2/10/2027 (a)	3,883	3,573
2.38%, 10/15/2027 (a)	1,088	958
		15,347
Banks — 5.6%
ABN AMRO Bank NV (Netherlands)
4.75%, 7/28/2025 (a)	6,542	6,350
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (a) (d)	5,000	5,050
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (d)	6,900	5,853
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (d)	5,000	3,778
AIB Group plc (Ireland)
(3-MONTH SOFR + 1.87%), 4.26%, 4/10/2025 (a) (d)	1,940	1,923
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (d)	1,675	1,707
ANZ New Zealand Int'l Ltd. (New Zealand) 2.55%, 2/13/2030 (a)	397	334
Banco Bilbao Vizcaya Argentaria SA (Spain) 1.13%, 9/18/2025	4,000	3,684
Banco Nacional de Comercio Exterior SNC (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031 (a) (d)	2,850	2,385
Banco Santander SA (Spain)
5.15%, 8/18/2025	200	197
1.85%, 3/25/2026	2,400	2,187
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (d)	800	710
5.59%, 8/8/2028	23,000	22,843
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (d) (e) (f) (g)	16,200	16,520
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.07%), 3.37%, 1/23/2026 (d)	5,825	5,643
(SOFR + 1.33%), 3.38%, 4/2/2026 (d)	10,067	9,725
(SOFR + 1.01%), 1.20%, 10/24/2026 (d)	8,252	7,561
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (d)	3,083	2,813
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (d)	8,019	7,629

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (d)	971	913
(SOFR + 1.99%), 6.20%, 11/10/2028 (d)	3,223	3,296
(3-MONTH CME TERM SOFR + 1.33%), 3.97%, 3/5/2029 (d)	266	249
(SOFR + 1.63%), 5.20%, 4/25/2029 (d)	2,369	2,333
(SOFR + 1.06%), 2.09%, 6/14/2029 (d)	12,355	10,623
(SOFR + 1.57%), 5.82%, 9/15/2029 (d)	23,200	23,407
(3-MONTH CME TERM SOFR + 1.25%), 2.50%, 2/13/2031 (d)	12,038	9,992
(SOFR + 1.53%), 1.90%, 7/23/2031 (d)	14,562	11,435
(SOFR + 1.37%), 1.92%, 10/24/2031 (d)	7,165	5,601
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (d)	4,854	3,947
(SOFR + 1.32%), 2.69%, 4/22/2032 (d)	724	588
(SOFR + 1.22%), 2.30%, 7/21/2032 (d)	21,357	16,763
(SOFR + 1.84%), 5.87%, 9/15/2034 (d)	8,310	8,338
6.98%, 3/7/2037	1,457	1,560
(3-MONTH CME TERM SOFR + 1.58%), 4.08%, 4/23/2040 (d)	1,491	1,234
(SOFR + 1.93%), 2.68%, 6/19/2041 (d)	8,412	5,707
Series L, 4.75%, 4/21/2045	1,942	1,681
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (d)	3,398	2,691
Bank of Montreal (Canada)
5.72%, 9/25/2028	5,500	5,566
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (d) (e)	362	324
Bank of New Zealand (New Zealand) 2.29%, 1/27/2027 (a)	889	808
Banque Federative du Credit Mutuel SA (France)
4.94%, 1/26/2026 (a)	1,210	1,191
5.90%, 7/13/2026 (a)	240	242
1.60%, 10/4/2026 (a)	3,530	3,171
5.79%, 7/13/2028 (a)	6,790	6,859
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (d)	558	528
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (d)	442	402
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (d)	1,000	866
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (d)	832	704
(SOFR + 1.56%), 3.13%, 1/20/2033 (a) (d)	2,128	1,734
(SOFR + 1.87%), 5.89%, 12/5/2034 (a) (d)	16,595	16,546
BPCE SA (France)
2.38%, 1/14/2025 (a)	2,260	2,170
1.00%, 1/20/2026 (a)	2,760	2,507
3.38%, 12/2/2026	250	235
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (d)	3,190	3,175
4.75%, 7/19/2027 (a)	1,625	1,567
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (d)	6,380	6,462
5.13%, 1/18/2028 (a)	17,959	17,556
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (d)	10,690	10,908
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (d)	2,015	1,545
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (d)	7,910	6,091
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (d)	11,360	11,707
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (a) (d)	3,445	3,476

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Citibank NA 5.80%, 9/29/2028	4,000	4,080
Citigroup, Inc.
Series M, (3-MONTH CME TERM SOFR + 3.68%), 6.30%, 5/15/2024 (d) (f) (g)	1,652	1,625
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (d) (f) (g)	146	133
6.88%, 6/1/2025	627	637
7.00%, 12/1/2025	1,083	1,106
(SOFR + 2.84%), 3.11%, 4/8/2026 (d)	2,427	2,340
(SOFR + 1.55%), 5.61%, 9/29/2026 (d)	9,838	9,826
4.30%, 11/20/2026	2,427	2,342
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (d)	7,445	7,084
6.63%, 1/15/2028	814	867
Series VAR, (SOFR + 1.28%), 3.07%, 2/24/2028 (d)	8,582	7,956
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (d)	780	730
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (d)	6,742	6,270
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (d)	3,495	3,227
(SOFR + 1.15%), 2.67%, 1/29/2031 (d)	2,524	2,116
(SOFR + 3.91%), 4.41%, 3/31/2031 (d)	16,707	15,488
(SOFR + 2.11%), 2.57%, 6/3/2031 (d)	4,854	4,008
(SOFR + 1.17%), 2.56%, 5/1/2032 (d)	1,059	852
(SOFR + 1.18%), 2.52%, 11/3/2032 (d)	2,345	1,856
(SOFR + 2.34%), 6.27%, 11/17/2033 (d)	17,840	18,398
(SOFR + 4.55%), 5.32%, 3/26/2041 (d)	6,796	6,439
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (d)	5,080	4,769
5.59%, 7/5/2026 (a)	2,825	2,838
5.30%, 7/12/2028 (a)	24,075	23,998
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (d)	8,630	8,796
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 3.77%, 3/28/2025 (a) (d)	3,210	3,183
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.98%, 9/10/2025 (a) (d)	4,000	3,844
(3-MONTH SOFR + 1.59%), 3.24%, 12/20/2025 (a) (d)	3,300	3,189
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (a) (d)	285	286
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (d)	3,590	3,288
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (a) (d)	1,115	976
HSBC Holdings plc (United Kingdom)
(SOFR + 1.54%), 1.65%, 4/18/2026 (d)	2,000	1,882
3.90%, 5/25/2026	506	486
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (d)	1,333	1,292
(SOFR + 1.29%), 1.59%, 5/24/2027 (d)	3,595	3,239
(SOFR + 1.57%), 5.89%, 8/14/2027 (d)	16,045	16,074
(SOFR + 1.10%), 2.25%, 11/22/2027 (d)	8,126	7,353
(3-MONTH CME TERM SOFR + 1.81%), 4.04%, 3/13/2028 (d)	11,491	10,872
(SOFR + 2.61%), 5.21%, 8/11/2028 (d)	11,902	11,691
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	28,997	25,280
(SOFR + 3.35%), 7.39%, 11/3/2028 (d)	3,390	3,580
(SOFR + 1.29%), 2.21%, 8/17/2029 (d)	7,121	6,044

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (d)	9,681	8,798
(SOFR + 1.19%), 2.80%, 5/24/2032 (d)	8,689	6,977
(SOFR + 1.41%), 2.87%, 11/22/2032 (d)	9,562	7,622
(SOFR + 4.25%), 8.11%, 11/3/2033 (d)	1,250	1,363
(SOFR + 2.39%), 6.25%, 3/9/2034 (d)	10,727	10,925
6.10%, 1/14/2042	695	738
Intesa Sanpaolo SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (d)	15,549	10,239
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (d)	1,320	1,275
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (d)	3,060	2,762
4.38%, 3/22/2028	633	600
(3-MONTH SOFR + 1.21%), 3.57%, 11/7/2028 (d)	4,500	4,143
Mitsubishi UFJ Financial Group, Inc. (Japan)
1.41%, 7/17/2025	1,460	1,365
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (d)	3,760	3,384
3.20%, 7/18/2029	2,605	2,325
Series 8NC7, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.48%, 2/22/2031 (d)	2,070	2,059
3.75%, 7/18/2039	3,145	2,556
Mizuho Financial Group, Inc. (Japan)
(3-MONTH CME TERM SOFR + 1.09%), 2.23%, 5/25/2026 (d)	4,400	4,168
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (d)	3,490	3,527
Morgan Stanley Bank NA 4.75%, 4/21/2026	4,580	4,523
National Australia Bank Ltd. (Australia)
2.33%, 8/21/2030 (a) (e)	5,946	4,670
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (d) (e)	2,605	2,281
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	7,263	7,120
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (d)	7,427	7,612
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.81%, 9/13/2029 (d)	7,980	7,944
NatWest Markets plc (United Kingdom) 1.60%, 9/29/2026 (a)	3,000	2,690
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	610	606
PNC Bank NA 2.70%, 10/22/2029	4,150	3,483
PNC Financial Services Group, Inc. (The)
2.60%, 7/23/2026	1,942	1,811
2.55%, 1/22/2030	1,918	1,623
(SOFR + 0.98%), 2.31%, 4/23/2032 (d)	971	790
(SOFR + 1.95%), 5.94%, 8/18/2034 (d)	2,100	2,092
Royal Bank of Canada (Canada) 4.65%, 1/27/2026 (e)	411	404
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.79%), 1.09%, 3/15/2025 (d)	3,260	3,205
(SOFR + 2.75%), 6.83%, 11/21/2026 (d)	5,279	5,323
(SOFR + 0.99%), 1.67%, 6/14/2027 (d)	11,124	9,933
(SOFR + 1.22%), 2.47%, 1/11/2028 (d)	2,150	1,917
(SOFR + 2.60%), 6.53%, 1/10/2029 (d)	20,978	21,155
(SOFR + 1.48%), 2.90%, 3/15/2032 (d)	4,000	3,242
Societe Generale SA (France)
4.25%, 4/14/2025 (a)	6,820	6,593

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
4.75%, 11/24/2025 (a)	6,630	6,414
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (d)	11,251	10,183
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (d)	3,000	3,011
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (d)	10,679	9,656
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (d)	3,000	3,027
3.00%, 1/22/2030 (a)	1,484	1,241
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (d)	3,095	2,424
Standard Chartered plc (United Kingdom)
(3-MONTH SOFR + 1.21%), 2.82%, 1/30/2026 (a) (d)	1,000	959
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (d)	2,520	2,277
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (d)	1,400	1,405
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (d)	9,999	10,585
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.45%), 6.30%, 1/9/2029 (a)	13,342	13,386
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.47%, 7/8/2025	1,500	1,405
5.52%, 1/13/2028	3,000	3,015
3.04%, 7/16/2029	1,395	1,230
5.71%, 1/13/2030	3,000	3,025
2.75%, 1/15/2030	3,500	2,988
Sumitomo Mitsui Trust Bank Ltd. (Japan) 4.95%, 9/15/2027 (a)	1,642	1,618
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	14,707	14,600
Swedbank AB (Sweden) 6.14%, 9/12/2026 (a)	3,550	3,568
Toronto-Dominion Bank (The) (Canada)
5.53%, 7/17/2026	4,510	4,533
5.52%, 7/17/2028	1,694	1,706
Truist Bank 2.15%, 12/6/2024	500	482
Truist Financial Corp.
4.00%, 5/1/2025	1,803	1,752
(SOFR + 2.05%), 6.05%, 6/8/2027 (d)	7,816	7,826
(SOFR + 2.45%), 7.16%, 10/30/2029 (d)	4,330	4,527
(SOFR + 1.85%), 5.12%, 1/26/2034 (d)	1,670	1,536
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (d)	690	621
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (a) (d)	4,300	4,211
Wachovia Corp.
6.61%, 10/1/2025	1,602	1,626
7.57%, 8/1/2026 (h)	500	524
Wells Fargo & Co.
(3-MONTH CME TERM SOFR + 1.01%), 2.16%, 2/11/2026 (d)	971	927
3.00%, 10/23/2026	4,854	4,546
4.30%, 7/22/2027	168	161
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (d)	8,228	7,706
(SOFR + 2.10%), 2.39%, 6/2/2028 (d)	1,942	1,745
(SOFR + 1.74%), 5.57%, 7/25/2029 (d)	8,999	8,985
(SOFR + 1.79%), 6.30%, 10/23/2029 (d)	29,675	30,569
(3-MONTH CME TERM SOFR + 1.26%), 2.57%, 2/11/2031 (d)	6,796	5,679
(SOFR + 2.02%), 5.39%, 4/24/2034 (d)	7,786	7,491

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.99%), 5.56%, 7/25/2034 (d)	11,776	11,473
(SOFR + 2.06%), 6.49%, 10/23/2034 (d)	8,635	9,018
(SOFR + 2.53%), 3.07%, 4/30/2041 (d)	11,450	8,197
5.38%, 11/2/2043	829	752
4.40%, 6/14/2046	2,928	2,284
Westpac Banking Corp. (Australia)
5.54%, 11/17/2028	2,500	2,541
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (d) (e)	1,942	1,855
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (d) (e)	971	918
		967,981
Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	5,257	5,009
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.38%, 4/15/2038	4,854	4,390
Central American Bottling Corp. (Guatemala) 5.25%, 4/27/2029 (a)	2,201	2,002
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	624	538
1.85%, 9/1/2032	500	378
Constellation Brands, Inc. 4.65%, 11/15/2028	2,913	2,848
Keurig Dr Pepper, Inc.
2.55%, 9/15/2026	493	459
3.43%, 6/15/2027	219	207
		15,831
Biotechnology — 0.4%
AbbVie, Inc.
3.20%, 11/21/2029	8,277	7,515
4.05%, 11/21/2039	24,345	20,923
Amgen, Inc.
5.25%, 3/2/2030	3,893	3,913
5.60%, 3/2/2043	3,883	3,800
Biogen, Inc. 2.25%, 5/1/2030	10,000	8,225
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	679	267
Gilead Sciences, Inc.
1.65%, 10/1/2030	3,883	3,138
5.25%, 10/15/2033	7,120	7,146
4.50%, 2/1/2045	6,310	5,483
5.55%, 10/15/2053	2,320	2,342
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	3,140	2,774
		65,526
Broadline Retail — 0.1%
Amazon.com, Inc. 3.95%, 4/13/2052	3,883	3,197
Go Daddy Operating Co. LLC 3.50%, 3/1/2029 (a)	1,500	1,321
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a)	2,743	2,578
Nordstrom, Inc.
2.30%, 4/8/2024	423	417
4.38%, 4/1/2030	3,087	2,566

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Broadline Retail — continued
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (c)	1,275	841
9.75%, 10/1/2027 (a)	155	153
		11,073
Building Products — 0.3%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	8,473	7,268
CRH America Finance, Inc. 3.40%, 5/9/2027 (a)	200	187
Emerald Debt Merger Sub LLC 6.63%, 12/15/2030 (a)	8,388	8,367
Griffon Corp. 5.75%, 3/1/2028	6,859	6,483
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	3,540	3,265
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	3,883	3,675
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	340	326
4.75%, 1/15/2028 (a)	5,757	5,410
4.38%, 7/15/2030 (a)	3,374	2,957
3.38%, 1/15/2031 (a)	3,064	2,516
Summit Materials LLC 5.25%, 1/15/2029 (a)	5,389	5,039
Trane Technologies Co. LLC 7.20%, 6/1/2025	30	30
		45,523
Capital Markets — 1.9%
Bank of New York Mellon Corp. (The)
3.25%, 5/16/2027	1,165	1,093
(SOFR + 1.60%), 6.32%, 10/25/2029 (d)	2,500	2,594
(SOFR + 1.85%), 6.47%, 10/25/2034 (d)	8,610	9,104
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	155	121
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	1,228	1,154
4.85%, 3/29/2029	272	262
4.70%, 9/20/2047	129	104
Credit Suisse AG (Switzerland)
1.25%, 8/7/2026	3,692	3,282
7.50%, 2/15/2028	688	737
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (d)	3,980	4,059
(SOFR + 1.32%), 2.55%, 1/7/2028 (d)	1,550	1,386
(SOFR + 2.51%), 6.82%, 11/20/2029 (d)	1,955	1,992
Goldman Sachs Group, Inc. (The)
3.75%, 5/22/2025	4,649	4,520
(3-MONTH CME TERM SOFR + 1.46%), 3.27%, 9/29/2025 (d)	1,565	1,530
4.25%, 10/21/2025	354	345
(SOFR + 1.08%), 5.80%, 8/10/2026 (d)	4,700	4,704
3.50%, 11/16/2026	9,708	9,263
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (d)	3,049	2,771
3.85%, 1/26/2027	1,616	1,552
(SOFR + 0.80%), 1.43%, 3/9/2027 (d)	19,799	17,964
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	8,572	7,807

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.85%), 3.62%, 3/15/2028 (d)	7,466	7,025
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (d)	5,902	5,542
(SOFR + 1.77%), 6.48%, 10/24/2029 (d)	26,145	27,068
(SOFR + 1.28%), 2.62%, 4/22/2032 (d)	8,708	7,017
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (d)	9,863	8,163
(SOFR + 1.51%), 3.21%, 4/22/2042 (d)	2,194	1,579
(SOFR + 1.63%), 3.44%, 2/24/2043 (d)	1,064	782
Jefferies Financial Group, Inc.
6.45%, 6/8/2027	104	106
6.25%, 1/15/2036	923	941
Lehman Brothers Holdings, Inc.
5.75%, 3/2/2015 (b)	1,000	2
8.00%, 8/1/2015 (b)	295	—
Lehman Brothers Holdings, Inc., Escrow 3.60%, 3/13/2009 (b)	235	—
LPL Holdings, Inc. 4.00%, 3/15/2029 (a)	3,398	3,031
Macquarie Group Ltd. (Australia)
(3-MONTH SOFR + 1.75%), 5.03%, 1/15/2030 (a) (d)	777	751
(SOFR + 1.44%), 2.69%, 6/23/2032 (a) (d)	389	305
MDGH GMTN RSC Ltd. (United Arab Emirates) 4.38%, 11/22/2033 (a)	2,580	2,396
Morgan Stanley
(SOFR + 1.15%), 2.72%, 7/22/2025 (d)	1,223	1,197
5.00%, 11/24/2025	821	812
3.88%, 1/27/2026	4,144	4,026
(SOFR + 1.99%), 2.19%, 4/28/2026 (d)	1,204	1,145
3.13%, 7/27/2026	752	711
(SOFR + 0.88%), 1.59%, 5/4/2027 (d)	13,012	11,798
3.59%, 7/22/2028 (i)	6,472	6,058
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (d)	1,348	1,257
(SOFR + 1.73%), 5.12%, 2/1/2029 (d)	6,014	5,920
(SOFR + 1.59%), 5.16%, 4/20/2029 (d)	7,791	7,662
(SOFR + 1.63%), 5.45%, 7/20/2029 (d)	6,097	6,074
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (d)	3,186	3,025
(SOFR + 1.14%), 2.70%, 1/22/2031 (d)	15,193	12,829
(SOFR + 1.03%), 1.79%, 2/13/2032 (d)	2,418	1,853
(SOFR + 1.02%), 1.93%, 4/28/2032 (d)	3,922	3,014
(SOFR + 1.29%), 2.94%, 1/21/2033 (d)	2,273	1,854
(SOFR + 1.88%), 5.42%, 7/21/2034 (d)	5,854	5,677
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (d)	3,233	3,134
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (d)	5,267	4,607
(SOFR + 1.49%), 3.22%, 4/22/2042 (d)	5,340	3,882
(SOFR + 1.43%), 2.80%, 1/25/2052 (d)	3,495	2,179
MSCI, Inc. 3.63%, 9/1/2030 (a)	2,612	2,273
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	2,856	2,751
1.85%, 7/16/2025	1,300	1,217
Northern Trust Corp. (3-MONTH SOFR + 1.13%), 3.38%, 5/8/2032 (d)	971	882
Nuveen LLC 4.00%, 11/1/2028 (a)	690	654

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
S&P Global, Inc.
2.90%, 3/1/2032	6,500	5,540
3.25%, 12/1/2049	5,340	3,733
State Street Corp. (SOFR + 1.72%), 5.82%, 11/4/2028 (d)	3,587	3,657
UBS Group AG (Switzerland)
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (d)	250	243
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (d)	300	282
(SOFR + 3.34%), 6.37%, 7/15/2026 (a) (d)	350	351
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (d)	1,890	1,706
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (d)	19,923	17,699
4.28%, 1/9/2028 (a)	14,276	13,493
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.75%, 5/12/2028 (a) (d)	11,213	10,806
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (d) (e) (f) (g)	2,230	2,330
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (a) (d)	831	765
(3-MONTH SOFR + 1.47%), 3.13%, 8/13/2030 (a) (d)	27,883	24,038
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (d) (e) (f) (g)	2,250	2,385
4.88%, 5/15/2045	975	859
		325,430
Chemicals — 0.4%
Avient Corp. 7.13%, 8/1/2030 (a)	4,223	4,247
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	5,086	4,822
Braskem Idesa SAPI (Mexico) 6.99%, 2/20/2032 (a)	1,320	841
CF Industries, Inc.
5.15%, 3/15/2034	1,748	1,655
4.95%, 6/1/2043	9,931	8,418
Chemours Co. (The)
5.75%, 11/15/2028 (a)	4,421	4,002
4.63%, 11/15/2029 (a)	4,335	3,642
EIDP, Inc. 4.80%, 5/15/2033	3,680	3,582
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	4,539	4,034
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	2,000	2,065
LYB International Finance III LLC 3.38%, 10/1/2040	1,942	1,387
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024 (a)	1,049	1,037
5.00%, 5/1/2025 (a)	2,359	2,287
5.25%, 6/1/2027 (a)	5,133	4,620
8.50%, 11/15/2028 (a)	1,325	1,369
4.25%, 5/15/2029 (a)	918	725
Nutrien Ltd. (Canada)
2.95%, 5/13/2030	1,394	1,205
4.13%, 3/15/2035	497	429
RPM International, Inc. 2.95%, 1/15/2032	1,333	1,072
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	1,961	1,868
4.50%, 10/15/2029	6,983	5,954
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	1,097	916

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
Union Carbide Corp. 7.75%, 10/1/2096	1,267	1,489
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	5,476	5,215
		66,881
Commercial Services & Supplies — 0.4%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	4,398	3,808
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	4,251	3,778
4.88%, 7/15/2032 (a)	5,107	4,475
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	3,642	3,160
Aramark Services, Inc.
5.00%, 4/1/2025 (a)	1,068	1,060
5.00%, 2/1/2028 (a)	3,995	3,781
Enviri Corp. 5.75%, 7/31/2027 (a)	1,078	938
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	2,915	1,670
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	1,826	1,736
9.50%, 11/1/2027 (a)	801	772
GFL Environmental, Inc. (Canada)
3.75%, 8/1/2025 (a)	3,917	3,783
4.00%, 8/1/2028 (a)	5,170	4,613
4.75%, 6/15/2029 (a)	1,942	1,774
ILFC E-Capital Trust I (3-MONTH CME TERM SOFR + 1.81%), 7.21%, 12/21/2065 (a) (d)	5,178	3,795
Madison IAQ LLC 4.13%, 6/30/2028 (a)	8,706	7,734
Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	6,770	6,696
Republic Services, Inc.
1.45%, 2/15/2031	1,952	1,523
2.38%, 3/15/2033	117	94
Stericycle, Inc.
5.38%, 7/15/2024 (a)	1,224	1,219
3.88%, 1/15/2029 (a)	5,111	4,507
Williams Scotsman, Inc. 7.38%, 10/1/2031 (a)	2,175	2,227
		63,143
Communications Equipment — 0.1%
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	1,457	619
CommScope, Inc.
6.00%, 3/1/2026 (a)	7,416	6,359
4.75%, 9/1/2029 (a)	2,792	1,752
		8,730
Construction & Engineering — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (a)	1,674	1,170
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	4,218	3,813
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	6,229	5,206
MasTec, Inc.
4.50%, 8/15/2028 (a)	5,048	4,549

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Construction & Engineering — continued
6.63%, 8/15/2029 (a)	1,457	1,301
Weekley Homes LLC 4.88%, 9/15/2028 (a)	5,274	4,832
		20,871
Construction Materials — 0.0% ^
CRH America, Inc. 5.13%, 5/18/2045 (a)	1,249	1,160
Knife River Corp. 7.75%, 5/1/2031 (a)	2,723	2,797
		3,957
Consumer Finance — 1.0%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	398	400
1.75%, 1/30/2026	2,550	2,332
2.45%, 10/29/2026	5,020	4,573
3.00%, 10/29/2028	12,596	11,102
3.30%, 1/30/2032	2,900	2,404
Ally Financial, Inc. 5.75%, 11/20/2025	4,689	4,602
American Express Co.
2.55%, 3/4/2027	1,942	1,787
(SOFR + 1.28%), 5.28%, 7/27/2029 (d)	10,120	10,070
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (a)	9,048	8,988
2.88%, 2/15/2025 (a)	2,234	2,134
5.50%, 1/15/2026 (a)	2,112	2,071
2.13%, 2/21/2026 (a)	7,990	7,273
4.25%, 4/15/2026 (a)	1,971	1,875
2.53%, 11/18/2027 (a)	14,148	12,225
Capital One Financial Corp.
(SOFR + 1.37%), 4.17%, 5/9/2025 (d)	2,207	2,174
(SOFR + 2.16%), 4.99%, 7/24/2026 (d)	505	493
(SOFR + 0.86%), 1.88%, 11/2/2027 (d)	2,093	1,836
Ford Motor Credit Co. LLC
2.30%, 2/10/2025	3,440	3,269
5.13%, 6/16/2025	1,220	1,193
4.13%, 8/4/2025	6,700	6,432
3.38%, 11/13/2025	1,247	1,175
4.39%, 1/8/2026	3,750	3,595
6.95%, 6/10/2026	1,567	1,584
4.54%, 8/1/2026	7,902	7,516
2.70%, 8/10/2026	1,896	1,719
4.27%, 1/9/2027	6,910	6,489
4.13%, 8/17/2027	6,869	6,348
5.11%, 5/3/2029	870	818
7.20%, 6/10/2030	920	951
4.00%, 11/13/2030	6,651	5,717
3.63%, 6/17/2031	5,967	4,957
General Motors Financial Co., Inc.
3.60%, 6/21/2030	7,402	6,485

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
2.70%, 6/10/2031	2,015	1,618
ILFC E-Capital Trust II (3-MONTH CME TERM SOFR + 2.06%), 7.46%, 12/21/2065 (a) (d)	1,790	1,368
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (a)	2,995	3,013
Navient Corp. 6.75%, 6/25/2025	1,913	1,927
OneMain Finance Corp.
7.13%, 3/15/2026	5,949	5,999
3.50%, 1/15/2027	3,249	2,903
6.63%, 1/15/2028	3,837	3,729
5.38%, 11/15/2029	3,139	2,825
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (a)	4,738	4,725
		162,694
Consumer Staples Distribution & Retail — 0.3%
7-Eleven, Inc.
0.95%, 2/10/2026 (a)	1,350	1,227
1.80%, 2/10/2031 (a)	1,078	843
2.50%, 2/10/2041 (a)	3,236	2,076
2.80%, 2/10/2051 (a)	4,126	2,432
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	17,105	16,433
5.88%, 2/15/2028 (a)	1,063	1,049
3.50%, 3/15/2029 (a)	2,130	1,888
4.88%, 2/15/2030 (a)	981	917
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (a)	437	308
3.63%, 5/13/2051 (a)	491	324
Kroger Co. (The) Series B, 7.70%, 6/1/2029	874	970
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	5,217	5,049
Rite Aid Corp. 8.00%, 11/15/2026 (a) (b)	4,607	3,478
Sysco Corp. 2.40%, 2/15/2030	3,883	3,292
Target Corp. 4.80%, 1/15/2053	5,641	5,171
		45,457
Containers & Packaging — 0.4%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	9,786	8,657
5.25%, 8/15/2027 (a)	1,725	1,266
Ball Corp.
6.00%, 6/15/2029	3,791	3,783
2.88%, 8/15/2030	1,855	1,537
Canpack SA (Poland) 3.88%, 11/15/2029 (a)	4,185	3,515
Crown Americas LLC 4.75%, 2/1/2026	1,801	1,756
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	2,157	2,047
3.50%, 3/15/2028 (a)	1,651	1,494
LABL, Inc. 6.75%, 7/15/2026 (a)	4,471	4,250
Mauser Packaging Solutions Holding Co. 7.88%, 8/15/2026 (a)	9,533	9,470
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	6,524	6,457

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Containers & Packaging — continued
Packaging Corp. of America 3.05%, 10/1/2051	2,277	1,439
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	6,367	5,826
Sealed Air Corp. 4.00%, 12/1/2027 (a)	1,821	1,673
TriMas Corp. 4.13%, 4/15/2029 (a)	3,262	2,836
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (h)	4,613	4,433
WRKCo, Inc. 4.65%, 3/15/2026	2,427	2,377
		62,816
Distributors — 0.0% ^
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	3,883	3,574
Ritchie Bros Holdings, Inc. (Canada)
6.75%, 3/15/2028 (a)	845	861
7.75%, 3/15/2031 (a)	2,641	2,740
		7,175
Diversified Consumer Services — 0.0% ^
Service Corp. International 5.13%, 6/1/2029	4,985	4,760
University of Miami Series 2022, 4.06%, 4/1/2052	3,398	2,696
University of Southern California Series A, 3.23%, 10/1/2120	777	439
		7,895
Diversified REITs — 0.1%
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	582	531
Safehold GL Holdings LLC 2.80%, 6/15/2031	4,854	3,777
Simon Property Group LP 3.25%, 9/13/2049	5,086	3,346
VICI Properties LP
4.63%, 6/15/2025 (a)	681	662
5.75%, 2/1/2027 (a)	714	703
3.75%, 2/15/2027 (a)	1,753	1,623
4.63%, 12/1/2029 (a)	3,923	3,550
4.13%, 8/15/2030 (a)	559	487
WP Carey, Inc.
4.25%, 10/1/2026	2,092	2,017
2.25%, 4/1/2033	2,796	2,066
		18,762
Diversified Telecommunication Services — 1.0%
Altice France SA (France)
5.13%, 7/15/2029 (a)	1,886	1,349
5.50%, 10/15/2029 (a)	2,371	1,711
AT&T, Inc.
1.65%, 2/1/2028	8,737	7,610
2.55%, 12/1/2033	19,668	15,310
3.50%, 6/1/2041	4,854	3,608
CCO Holdings LLC
5.13%, 5/1/2027 (a)	7,668	7,296
5.00%, 2/1/2028 (a)	11,209	10,504
5.38%, 6/1/2029 (a)	8,636	8,008
4.75%, 3/1/2030 (a)	28,056	24,553

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
4.50%, 8/15/2030 (a)	14,596	12,524
4.25%, 2/1/2031 (a)	3,155	2,632
4.75%, 2/1/2032 (a)	1,010	848
4.50%, 5/1/2032	2,291	1,887
4.25%, 1/15/2034 (a)	2,932	2,287
Embarq Corp. 8.00%, 6/1/2036	3,973	2,284
ESC Co., Escrow 8.50%, 10/15/2024 ‡ (b)	7,233	1
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	5,065	4,758
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	11,943	11,067
Level 3 Financing, Inc. 4.63%, 9/15/2027 ‡ (a)	5,541	3,380
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	10,606	5,197
4.00%, 2/15/2027 (a)	8,381	4,428
NBN Co. Ltd. (Australia) 5.75%, 10/6/2028 (a)	2,000	2,047
Sitios Latinoamerica SAB de CV (Brazil) 5.38%, 4/4/2032 (a)	2,279	2,010
Sprint Capital Corp.
6.88%, 11/15/2028	4,475	4,732
8.75%, 3/15/2032	5,242	6,265
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	1,030	966
6.00%, 9/30/2034	2,959	2,670
7.72%, 6/4/2038	185	185
Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	2,990	2,966
Verizon Communications, Inc.
2.10%, 3/22/2028	1,276	1,130
4.33%, 9/21/2028	2,156	2,081
4.02%, 12/3/2029	11,662	10,951
3.40%, 3/22/2041	2,355	1,781
3.70%, 3/22/2061	2,325	1,644
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	5,778	5,437
		176,107
Electric Utilities — 2.1%
AEP Texas, Inc. Series E, 6.65%, 2/15/2033	729	760
AEP Transmission Co. LLC
3.15%, 9/15/2049	471	311
Series M, 3.65%, 4/1/2050	1,942	1,401
Series N, 2.75%, 8/15/2051	2,427	1,452
AES Panama Generation Holdings SRL (Panama) 4.38%, 5/31/2030 (a)	971	800
Alabama Power Co.
6.13%, 5/15/2038	865	892
5.50%, 3/15/2041	1,214	1,151
Series A, 4.30%, 7/15/2048	340	270
Arizona Public Service Co.
4.70%, 1/15/2044	146	115
4.25%, 3/1/2049	971	726
Baltimore Gas and Electric Co.
4.25%, 9/15/2048	1,360	1,087

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
3.20%, 9/15/2049	1,432	958
2.90%, 6/15/2050	816	513
CenterPoint Energy Houston Electric LLC Series AD, 2.90%, 7/1/2050	1,942	1,241
Comision Federal de Electricidad (Mexico) 3.35%, 2/9/2031 (a)	11,599	9,149
Commonwealth Edison Co. 4.00%, 3/1/2048	292	230
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	1,637	1,293
DTE Electric Co.
3.95%, 6/15/2042	370	284
Series A, 4.00%, 4/1/2043	4,728	3,794
5.40%, 4/1/2053	1,034	1,005
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	3,700	3,881
Duke Energy Carolinas LLC 3.70%, 12/1/2047	971	709
Duke Energy Florida LLC
1.75%, 6/15/2030	4,223	3,406
5.90%, 3/1/2033	400	408
6.20%, 11/15/2053	1,985	2,107
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	2,170	1,442
2.75%, 4/1/2050	9,897	5,914
5.40%, 4/1/2053	5,189	4,907
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	9,542	9,469
4.30%, 2/1/2049	1,427	1,129
Duke Energy Progress LLC
4.10%, 5/15/2042	297	241
3.70%, 10/15/2046	195	141
Edison International
5.25%, 11/15/2028	1,651	1,625
6.95%, 11/15/2029	1,942	2,056
Electricite de France SA (France) 6.90%, 5/23/2053 (a)	5,450	5,617
Emera US Finance LP (Canada) 2.64%, 6/15/2031	14,105	11,129
Empresa de Transmision Electrica SA 5.13%, 5/2/2049 (a)	1,270	902
Enel Chile SA (Chile) 4.88%, 6/12/2028	863	824
Enel Finance International NV (Italy) 2.25%, 7/12/2031 (a)	9,394	7,314
Entergy Louisiana LLC
3.12%, 9/1/2027	729	677
1.60%, 12/15/2030	7,252	5,598
4.20%, 4/1/2050	1,360	1,064
2.90%, 3/15/2051	3,920	2,405
Entergy Mississippi LLC
5.00%, 9/1/2033	3,252	3,137
3.85%, 6/1/2049	486	357
3.50%, 6/1/2051	1,534	1,052
Entergy Texas Restoration Funding LLC Series A-2, 3.70%, 12/15/2035	2,825	2,485
Entergy Texas, Inc.
1.75%, 3/15/2031	17,722	13,805
3.55%, 9/30/2049	753	523

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Evergy Metro, Inc. 4.20%, 6/15/2047	714	563
Exelon Corp. 4.95%, 6/15/2035	120	111
FirstEnergy Transmission LLC
5.45%, 7/15/2044 (a)	777	704
4.55%, 4/1/2049 (a)	4,239	3,426
Florida Power & Light Co.
5.40%, 9/1/2035	583	570
3.70%, 12/1/2047	4,466	3,368
3.95%, 3/1/2048	646	511
Indiana Michigan Power Co. 5.63%, 4/1/2053	2,840	2,773
Interchile SA (Chile) 4.50%, 6/30/2056 (a)	3,097	2,377
Interstate Power and Light Co. 4.10%, 9/26/2028	777	739
ITC Holdings Corp.
4.95%, 9/22/2027 (a)	5,867	5,789
2.95%, 5/14/2030 (a)	3,883	3,311
5.40%, 6/1/2033 (a)	4,563	4,468
Jersey Central Power & Light Co. 6.15%, 6/1/2037	777	786
Massachusetts Electric Co. 5.90%, 11/15/2039 (a)	960	927
MidAmerican Energy Co. 3.65%, 8/1/2048	1,942	1,427
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	7,631	7,220
Mississippi Power Co. 3.95%, 3/30/2028	544	515
Monongahela Power Co. 5.85%, 2/15/2034 (a)	680	683
Nevada Power Co.
5.38%, 9/15/2040	608	565
6.00%, 3/15/2054	1,510	1,533
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	5,430	5,433
3.55%, 5/1/2027	522	494
5.25%, 2/28/2053	1,379	1,255
NextEra Energy Operating Partners LP
4.25%, 9/15/2024 (a)	85	81
4.50%, 9/15/2027 (a)	1,060	979
Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (a)	631	599
Northern States Power Co.
6.20%, 7/1/2037	168	177
2.60%, 6/1/2051	1,127	668
4.50%, 6/1/2052	2,602	2,203
NRG Energy, Inc.
6.63%, 1/15/2027	659	654
2.45%, 12/2/2027 (a)	2,549	2,234
5.75%, 1/15/2028	1,162	1,134
3.38%, 2/15/2029 (a)	4,251	3,638
5.25%, 6/15/2029 (a)	10,013	9,328
3.63%, 2/15/2031 (a)	614	502
3.88%, 2/15/2032 (a)	133	109
Ohio Power Co.
Series P, 2.60%, 4/1/2030	2,524	2,136

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
4.00%, 6/1/2049	583	442
Series R, 2.90%, 10/1/2051	6,567	4,069
Oncor Electric Delivery Co. LLC
3.10%, 9/15/2049	971	647
5.35%, 10/1/2052	534	509
Pacific Gas and Electric Co.
3.45%, 7/1/2025	1,583	1,517
2.95%, 3/1/2026	1,000	933
4.65%, 8/1/2028	11,889	11,107
6.10%, 1/15/2029	1,282	1,288
6.40%, 6/15/2033	10,493	10,618
4.20%, 6/1/2041	1,622	1,199
4.60%, 6/15/2043	1,894	1,429
4.25%, 3/15/2046	8,491	6,028
6.75%, 1/15/2053	4,025	4,060
PacifiCorp 4.15%, 2/15/2050	9,570	6,814
PECO Energy Co. 2.80%, 6/15/2050	729	452
Pepco Holdings LLC 7.45%, 8/15/2032	971	1,025
PG&E Corp.
5.00%, 7/1/2028	6,548	6,229
5.25%, 7/1/2030	2,296	2,157
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	3,951	3,821
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	1,059	966
Series A-4, 5.21%, 12/1/2047	777	722
Series A-5, 5.10%, 6/1/2052	2,850	2,627
Pinnacle West Capital Corp. 1.30%, 6/15/2025	777	724
Potomac Electric Power Co. 6.50%, 11/15/2037	350	378
PPL Electric Utilities Corp. 5.25%, 5/15/2053	1,384	1,317
Public Service Co. of Colorado
4.05%, 9/15/2049	2,573	1,936
2.70%, 1/15/2051	3,097	1,802
5.25%, 4/1/2053	2,531	2,334
Public Service Co. of Oklahoma
5.25%, 1/15/2033	1,292	1,249
Series G, 6.63%, 11/15/2037	1,068	1,121
Public Service Electric and Gas Co.
5.80%, 5/1/2037	826	835
5.38%, 11/1/2039	404	385
2.05%, 8/1/2050	2,950	1,573
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	1,059	999
Series A-2, 5.11%, 12/15/2047	311	283
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	744	722
Series A2, 5.17%, 5/15/2041	298	277

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Southern California Edison Co.
Series E, 3.70%, 8/1/2025	1,942	1,881
Series B, 3.65%, 3/1/2028	971	908
5.30%, 3/1/2028	14,913	15,024
5.65%, 10/1/2028	3,600	3,663
2.85%, 8/1/2029	1,748	1,542
Series 06-E, 5.55%, 1/15/2037	437	418
Series 08-A, 5.95%, 2/1/2038	277	275
Series C, 3.60%, 2/1/2045	1,233	876
Series C, 4.13%, 3/1/2048	971	755
Series 20A, 2.95%, 2/1/2051	8,553	5,275
5.88%, 12/1/2053	9,757	9,674
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026	2,369	2,180
Series M, 4.10%, 9/15/2028	389	366
5.30%, 4/1/2033	2,214	2,125
Series J, 3.90%, 4/1/2045	1,206	869
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (a)	3,420	2,907
Tucson Electric Power Co.
4.85%, 12/1/2048	583	493
5.50%, 4/15/2053	2,597	2,434
Union Electric Co.
4.00%, 4/1/2048	1,991	1,523
3.90%, 4/1/2052	1,262	959
Virginia Electric and Power Co.
6.35%, 11/30/2037	229	239
8.88%, 11/15/2038	651	845
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	3,924	3,852
5.63%, 2/15/2027 (a)	3,786	3,683
5.00%, 7/31/2027 (a)	6,244	5,942
4.38%, 5/1/2029 (a)	3,033	2,738
4.30%, 7/15/2029 (a)	4,854	4,402
Xcel Energy, Inc. 3.40%, 6/1/2030	2,185	1,934
		358,122
Electrical Equipment — 0.1%
Eaton Corp. 4.15%, 11/2/2042	2,427	2,075
EnerSys 4.38%, 12/15/2027 (a)	1,029	942
Regal Rexnord Corp.
6.05%, 2/15/2026 (a)	1,366	1,364
6.05%, 4/15/2028 (a)	2,782	2,737
6.30%, 2/15/2030 (a)	1,181	1,167
6.40%, 4/15/2033 (a)	1,654	1,630
Sensata Technologies BV
5.63%, 11/1/2024 (a)	2,464	2,486

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electrical Equipment — continued
5.00%, 10/1/2025 (a)	538	529
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	539	488
		13,418
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.00%, 4/1/2025	634	618
3.88%, 1/12/2028	215	200
Coherent Corp. 5.00%, 12/15/2029 (a)	4,262	3,857
Corning, Inc. 5.35%, 11/15/2048	4,854	4,487
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	1,054	891
		10,053
Energy Equipment & Services — 0.2%
Baker Hughes Holdings LLC
5.13%, 9/15/2040	877	839
4.08%, 12/15/2047	1,864	1,488
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	1,895	1,901
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	5,670	4,974
Halliburton Co.
4.75%, 8/1/2043	263	232
7.60%, 8/15/2096 (a)	267	301
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	2,655	2,567
Noble Finance II LLC 8.00%, 4/15/2030 (a)	2,780	2,853
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	3,607	3,585
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	754	716
Transocean, Inc. 8.75%, 2/15/2030 (a)	2,394	2,445
USA Compression Partners LP 6.88%, 9/1/2027	3,398	3,354
		25,255
Entertainment — 0.2%
Cinemark USA, Inc.
8.75%, 5/1/2025 (a)	254	256
5.88%, 3/15/2026 (a)	1,546	1,500
5.25%, 7/15/2028 (a)	2,651	2,386
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	1,638	1,593
6.50%, 5/15/2027 (a)	7,241	7,239
4.75%, 10/15/2027 (a)	3,883	3,650
Netflix, Inc. 5.38%, 11/15/2029 (a)	8,086	8,139
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	831	792
Warnermedia Holdings, Inc. 4.28%, 3/15/2032	14,256	12,576
WMG Acquisition Corp.
3.88%, 7/15/2030 (a)	3,583	3,121
3.00%, 2/15/2031 (a)	1,083	895
		42,147

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — 0.3%
Block, Inc.
2.75%, 6/1/2026	2,516	2,320
3.50%, 6/1/2031	5,263	4,405
Fidelity National Information Services, Inc. 4.50%, 8/15/2046	1,942	1,536
Global Payments, Inc. 2.90%, 11/15/2031	7,301	6,001
GTCR W-2 Merger Sub LLC 7.50%, 1/15/2031 (a)	1,875	1,910
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (a)	4,725	4,097
Mitsubishi HC Capital, Inc. (Japan) 3.56%, 2/28/2024 (a)	1,900	1,888
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	5,446	5,255
Nationwide Building Society (United Kingdom)
1.00%, 8/28/2025 (a)	555	512
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (d)	2,650	2,689
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	3,466	3,579
Petronas Capital Ltd. (Malaysia) 2.48%, 1/28/2032 (a)	4,000	3,276
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	2,937	2,654
3.63%, 3/1/2029 (a)	2,851	2,504
3.88%, 3/1/2031 (a)	2,370	1,991
4.00%, 10/15/2033 (a)	565	457
Shell International Finance BV (Netherlands)
3.63%, 8/21/2042	6,407	5,100
4.00%, 5/10/2046	2,913	2,369
Siemens Financieringsmaatschappij NV (Germany) 3.30%, 9/15/2046 (a)	2,000	1,457
Visa, Inc. 2.70%, 4/15/2040	1,457	1,069
		55,069
Food Products — 0.2%
Archer-Daniels-Midland Co. 4.50%, 3/15/2049	1,165	1,013
Campbell Soup Co. 4.15%, 3/15/2028	1,651	1,587
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	4,736	4,599
JBS USA LUX SA 6.75%, 3/15/2034 (a)	1,080	1,086
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028 (a)	2,000	1,912
4.13%, 1/31/2030 (a)	2,821	2,525
4.38%, 1/31/2032 (a)	941	820
Mead Johnson Nutrition Co. (United Kingdom) 4.60%, 6/1/2044	971	840
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	2,992	2,941
5.50%, 12/15/2029 (a)	2,680	2,519
4.63%, 4/15/2030 (a)	2,694	2,407
Viterra Finance BV (Netherlands) 3.20%, 4/21/2031 (a)	6,574	5,464
		27,713
Gas Utilities — 0.1%
AmeriGas Partners LP
5.88%, 8/20/2026	1,432	1,398
5.75%, 5/20/2027	2,131	2,035

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Gas Utilities — continued
Atmos Energy Corp.
5.50%, 6/15/2041	1,078	1,050
4.15%, 1/15/2043	565	469
2.85%, 2/15/2052	928	581
5.75%, 10/15/2052	2,083	2,119
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (a)	1,000	907
4.27%, 3/15/2048 (a)	971	700
ONE Gas, Inc. 4.50%, 11/1/2048	389	317
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	777	703
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	695	592
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	340	385
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	3,859	3,398
		14,654
Ground Transportation — 0.3%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	4,145	3,911
5.38%, 3/1/2029 (a)	1,952	1,757
Burlington Northern Santa Fe LLC
7.08%, 5/13/2029	98	104
6.15%, 5/1/2037	729	782
4.38%, 9/1/2042	2,437	2,103
3.55%, 2/15/2050	1,873	1,389
5.20%, 4/15/2054	12,708	12,317
ERAC USA Finance LLC 7.00%, 10/15/2037 (a)	283	314
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	971	826
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	6,538	5,762
Norfolk Southern Corp. 4.05%, 8/15/2052	971	753
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (a)	2,102	1,921
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (a)	2,913	2,834
Uber Technologies, Inc.
7.50%, 5/15/2025 (a)	2,631	2,680
4.50%, 8/15/2029 (a)	2,233	2,055
Union Pacific Corp. 3.50%, 2/14/2053	2,655	1,938
XPO, Inc.
6.25%, 6/1/2028 (a)	1,772	1,751
7.13%, 6/1/2031 (a)	3,680	3,720
		46,917
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	5,918	5,536
Becton Dickinson & Co. 3.70%, 6/6/2027	2,427	2,310
DH Europe Finance II SARL 3.25%, 11/15/2039	1,360	1,052
Hologic, Inc.
4.63%, 2/1/2028 (a)	1,110	1,046
3.25%, 2/15/2029 (a)	4,368	3,835

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Equipment & Supplies — continued
Medline Borrower LP
3.88%, 4/1/2029 (a)	7,558	6,708
5.25%, 10/1/2029 (a)	3,258	2,949
		23,436
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	3,921	3,757
5.00%, 4/15/2029 (a)	2,427	2,266
AdaptHealth LLC 4.63%, 8/1/2029 (a)	4,267	3,370
Aetna, Inc.
4.50%, 5/15/2042	218	181
4.13%, 11/15/2042	534	416
3.88%, 8/15/2047	6,691	4,886
Ascension Health 3.95%, 11/15/2046	667	527
Banner Health 1.90%, 1/1/2031	2,368	1,872
Centene Corp. 4.63%, 12/15/2029	5,071	4,710
Children's Hospital Series 2020, 2.93%, 7/15/2050	741	455
Cigna Group (The) 4.50%, 2/25/2026	971	955
CommonSpirit Health
1.55%, 10/1/2025	1,238	1,144
2.78%, 10/1/2030	1,238	1,025
3.91%, 10/1/2050	1,219	876
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	5,789	5,165
6.00%, 1/15/2029 (a)	2,591	2,183
4.75%, 2/15/2031 (a)	6,136	4,502
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	486	330
CVS Health Corp.
4.30%, 3/25/2028	1,421	1,375
5.13%, 2/21/2030	1,942	1,914
5.25%, 1/30/2031	2,282	2,271
5.25%, 2/21/2033	1,165	1,145
DaVita, Inc.
4.63%, 6/1/2030 (a)	8,533	7,212
3.75%, 2/15/2031 (a)	1,882	1,473
Encompass Health Corp.
4.50%, 2/1/2028	4,985	4,659
4.75%, 2/1/2030	4,989	4,533
4.63%, 4/1/2031	1,366	1,199
Envision Healthcare Corp. 8.75%, 10/15/2026 ‡ (b)	4,480	—
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	1,580	994
Hartford HealthCare Corp. 3.45%, 7/1/2054	2,282	1,522
HCA, Inc.
4.50%, 2/15/2027	19,711	19,119
5.63%, 9/1/2028	4,916	4,929
3.50%, 9/1/2030	1,095	963
2.38%, 7/15/2031	4,819	3,834

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
5.50%, 6/15/2047	9,800	8,799
3.50%, 7/15/2051	1,273	834
Memorial Health Services 3.45%, 11/1/2049	627	446
Memorial Sloan-Kettering Cancer Center
4.13%, 7/1/2052	219	174
Series 2015, 4.20%, 7/1/2055	763	613
Mount Sinai Hospital Series 2017, 3.98%, 7/1/2048	647	490
MultiCare Health System 2.80%, 8/15/2050	345	199
MyMichigan Health Series 2020, 3.41%, 6/1/2050	928	624
New York and Presbyterian Hospital (The) 2.61%, 8/1/2060	680	359
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	1,078	708
Owens & Minor, Inc.
4.38%, 12/15/2024	1,195	1,164
6.63%, 4/1/2030 (a)	4,466	4,183
Quest Diagnostics, Inc. 2.95%, 6/30/2030	971	835
Tenet Healthcare Corp.
4.88%, 1/1/2026	8,373	8,227
6.25%, 2/1/2027	486	484
5.13%, 11/1/2027	13,137	12,603
4.63%, 6/15/2028	5,461	5,086
4.25%, 6/1/2029	8,735	7,828
6.13%, 6/15/2030	7,083	6,900
Texas Health Resources
2.33%, 11/15/2050	486	268
4.33%, 11/15/2055	1,044	872
UnitedHealth Group, Inc.
3.95%, 10/15/2042	598	487
3.75%, 10/15/2047	1,088	841
3.25%, 5/15/2051	1,898	1,334
5.88%, 2/15/2053	7,903	8,398
5.05%, 4/15/2053	16,338	15,480
3.88%, 8/15/2059	782	587
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	942	530
		185,115
Health Care REITs — 0.0% ^
Healthpeak OP LLC 3.00%, 1/15/2030	486	417
MPT Operating Partnership LP 4.63%, 8/1/2029	1,384	989
Sabra Health Care LP 3.20%, 12/1/2031	2,194	1,716
Ventas Realty LP
3.50%, 2/1/2025	435	422
4.13%, 1/15/2026	84	81
3.25%, 10/15/2026	212	198
3.85%, 4/1/2027	600	565
		4,388

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Technology — 0.0% ^
IQVIA, Inc.
5.00%, 10/15/2026 (a)	2,575	2,511
5.00%, 5/15/2027 (a)	5,377	5,205
		7,716
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP
4.75%, 10/15/2027	7,088	6,732
7.25%, 7/15/2028 (a)	971	986
		7,718
Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	6,174	5,683
4.00%, 10/15/2030 (a)	3,237	2,790
Boyd Gaming Corp. 4.75%, 12/1/2027	3,927	3,718
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	4,500	4,068
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	7,837	7,792
Carnival Corp.
9.88%, 8/1/2027 (a)	7,126	7,447
4.00%, 8/1/2028 (a)	1,841	1,668
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	2,549	2,772
Cedar Fair LP
5.50%, 5/1/2025 (a)	588	585
6.50%, 10/1/2028	5,335	5,256
5.25%, 7/15/2029	3,871	3,539
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	1,384	1,374
5.75%, 5/1/2028 (a)	855	842
3.75%, 5/1/2029 (a)	3,424	3,075
4.88%, 1/15/2030	2,112	1,988
4.00%, 5/1/2031 (a)	367	323
3.63%, 2/15/2032 (a)	1,423	1,195
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,355	1,318
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	984	866
4.50%, 6/15/2029 (a)	2,477	2,083
McDonald's Corp. 5.45%, 8/14/2053	1,570	1,547
MGM Resorts International
6.75%, 5/1/2025	913	915
5.75%, 6/15/2025	3,920	3,898
4.63%, 9/1/2026	2,015	1,935
5.50%, 4/15/2027	2,876	2,786
Royal Caribbean Cruises Ltd.
11.63%, 8/15/2027 (a)	5,840	6,334
8.25%, 1/15/2029 (a)	4,413	4,600
9.25%, 1/15/2029 (a)	7,071	7,525

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Sands China Ltd. (Macau)
5.38%, 8/8/2025 (h)	4,752	4,638
4.30%, 1/8/2026 (h)	3,530	3,326
2.55%, 3/8/2027 (h)	3,218	2,816
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	2,233	2,135
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	972	975
Starbucks Corp. 4.80%, 2/15/2033	3,087	3,038
Station Casinos LLC 4.50%, 2/15/2028 (a)	5,928	5,361
Travel + Leisure Co. 6.00%, 4/1/2027 (h)	1,020	989
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	3,806	3,795
Wynn Las Vegas LLC
5.50%, 3/1/2025 (a)	2,664	2,632
5.25%, 5/15/2027 (a)	2,801	2,668
Wynn Macau Ltd. (Macau)
4.88%, 10/1/2024 (a)	1,925	1,882
5.63%, 8/26/2028 (a)	2,990	2,643
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	6,806	6,130
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	781	726
3.63%, 3/15/2031	1,185	1,018
4.63%, 1/31/2032	4,659	4,189
		136,883
Household Durables — 0.2%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	2,874	2,780
MDC Holdings, Inc.
3.85%, 1/15/2030	2,471	2,139
2.50%, 1/15/2031	450	347
Newell Brands, Inc.
5.20%, 4/1/2026 (h)	8,484	8,190
6.63%, 9/15/2029	4,524	4,409
6.37%, 4/1/2036 (h)	4,374	3,863
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	9,348	8,091
		29,819
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 2/1/2028	520	494
4.13%, 10/15/2030	4,019	3,443
4.13%, 4/30/2031 (a)	724	611
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	4,985	4,456
4.38%, 3/31/2029 (a)	3,782	3,262
Spectrum Brands, Inc.
5.00%, 10/1/2029 (a)	3,791	3,498
5.50%, 7/15/2030 (a)	3,669	3,425
		19,189

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.
5.25%, 6/1/2026 (a)	3,171	3,113
4.50%, 2/15/2028 (a)	2,913	2,749
5.13%, 3/15/2028 (a)	3,825	3,600
Constellation Energy Generation LLC
3.25%, 6/1/2025	578	558
5.80%, 3/1/2033	5,456	5,488
6.25%, 10/1/2039	195	196
5.75%, 10/1/2041	850	797
5.60%, 6/15/2042	8,961	8,377
6.50%, 10/1/2053	6,980	7,298
		32,176
Industrial REITs — 0.0% ^
Prologis LP
1.75%, 7/1/2030	2,427	1,939
3.00%, 4/15/2050	4,989	3,194
2.13%, 10/15/2050	1,457	773
		5,906
Insurance — 0.3%
Aflac, Inc. 3.60%, 4/1/2030	2,427	2,231
AIA Group Ltd. (Hong Kong) 3.20%, 9/16/2040 (a)	1,680	1,185
Aon Corp.
5.35%, 2/28/2033	864	859
6.25%, 9/30/2040	233	240
Athene Global Funding
1.45%, 1/8/2026 (a)	1,719	1,560
2.95%, 11/12/2026 (a)	4,369	3,997
Berkshire Hathaway Finance Corp.
2.50%, 1/15/2051	2,190	1,336
3.85%, 3/15/2052	4,281	3,347
Cincinnati Financial Corp. 6.13%, 11/1/2034	1,068	1,078
F&G Global Funding 1.75%, 6/30/2026 (a)	617	550
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)	5,100	5,018
Great-West Lifeco Finance 2018 LP (Canada) 4.58%, 5/17/2048 (a)	395	328
Guardian Life Global Funding 5.74%, 10/2/2028 (a)	2,000	2,056
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)	264	205
Jackson National Life Global Funding 3.88%, 6/11/2025 (a)	2,560	2,467
John Hancock Life Insurance Co. 7.38%, 2/15/2024 (a)	2,550	2,555
Liberty Mutual Group, Inc. 3.95%, 10/15/2050 (a)	462	324
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	1,172	1,146
Marsh & McLennan Cos., Inc. 5.45%, 3/15/2053	1,583	1,545
MetLife, Inc.
6.50%, 12/15/2032	680	740
4.13%, 8/13/2042	486	398
Metropolitan Life Global Funding I
3.05%, 6/17/2029 (a)	1,500	1,325

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
5.15%, 3/28/2033 (a)	8,975	8,762
Metropolitan Life Insurance Co. 7.80%, 11/1/2025 (a)	1,650	1,714
New York Life Global Funding 3.00%, 1/10/2028 (a)	2,749	2,524
New York Life Insurance Co. 6.75%, 11/15/2039 (a)	295	322
Pacific Life Insurance Co. (3-MONTH SOFR + 2.80%), 4.30%, 10/24/2067 (a) (d)	2,651	1,973
Principal Financial Group, Inc. 3.70%, 5/15/2029	588	540
Principal Life Global Funding II 3.00%, 4/18/2026 (a)	569	535
Protective Life Global Funding 1.30%, 9/20/2026 (a)	1,500	1,334
Prudential Financial, Inc. 3.91%, 12/7/2047	2,193	1,669
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	150	154
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (d)	400	375
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (a)	486	431
4.27%, 5/15/2047 (a)	777	628
W R Berkley Corp. 3.55%, 3/30/2052	2,461	1,642
		57,093
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc. 5.60%, 5/15/2053	3,277	3,330
IT Services — 0.1%
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	4,937	4,301
CGI, Inc. (Canada) 1.45%, 9/14/2026	3,626	3,243
Gartner, Inc.
3.63%, 6/15/2029 (a)	1,685	1,506
3.75%, 10/1/2030 (a)	5,165	4,510
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	4,869	4,709
		18,269
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	4,908	4,363
Thermo Fisher Scientific, Inc. 4.98%, 8/10/2030	4,000	3,994
		8,357
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	7,279	7,424
Hillenbrand, Inc. 3.75%, 3/1/2031	4,565	3,788
Parker-Hannifin Corp.
4.25%, 9/15/2027	680	662
6.25%, 5/15/2038	428	446
Terex Corp. 5.00%, 5/15/2029 (a)	2,850	2,613
Trinity Industries, Inc.
4.55%, 10/1/2024	783	765
7.75%, 7/15/2028 (a)	1,845	1,882
		17,580
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	2,153	1,934

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — 1.4%
Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	2,733	2,247
Charter Communications Operating LLC
2.25%, 1/15/2029	2,277	1,919
2.80%, 4/1/2031	4,175	3,395
3.50%, 6/1/2041	3,466	2,319
3.50%, 3/1/2042	5,772	3,816
3.70%, 4/1/2051	3,107	1,923
3.90%, 6/1/2052	1,651	1,056
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	8,147	7,541
7.75%, 4/15/2028 (a)	1,961	1,607
Comcast Corp.
1.95%, 1/15/2031	3,951	3,215
5.50%, 11/15/2032	6,039	6,189
4.40%, 8/15/2035	3,738	3,431
3.90%, 3/1/2038	12,124	10,323
3.25%, 11/1/2039	10,222	7,774
3.97%, 11/1/2047	1,083	852
4.00%, 3/1/2048	4,990	3,941
4.00%, 11/1/2049	132	103
3.45%, 2/1/2050	4,085	2,923
2.89%, 11/1/2051	1,968	1,240
5.35%, 5/15/2053	17,453	16,853
2.94%, 11/1/2056	18,694	11,422
2.99%, 11/1/2063	1,152	684
Cox Communications, Inc. 2.95%, 10/1/2050 (a)	2,709	1,597
CSC Holdings LLC
5.25%, 6/1/2024	2,304	2,195
5.38%, 2/1/2028 (a)	14,093	11,982
6.50%, 2/1/2029 (a)	3,959	3,348
4.50%, 11/15/2031 (a)	2,571	1,819
Diamond Sports Group LLC 5.38%, 8/15/2026 (a) (b)	3,550	84
Directv Financing LLC 5.88%, 8/15/2027 (a)	8,367	7,529
Discovery Communications LLC 4.00%, 9/15/2055	2,321	1,535
DISH DBS Corp.
5.88%, 11/15/2024	10,729	9,419
5.25%, 12/1/2026 (a)	6,014	4,836
5.75%, 12/1/2028 (a)	1,782	1,320
DISH Network Corp. 11.75%, 11/15/2027 (a)	4,607	4,573
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	2,114	1,507
Gray Television, Inc. 4.75%, 10/15/2030 (a)	2,049	1,463
iHeartCommunications, Inc.
6.38%, 5/1/2026	3,631	3,090
8.38%, 5/1/2027	5,520	3,863
5.25%, 8/15/2027 (a)	4,231	3,242
Lamar Media Corp.
3.75%, 2/15/2028	923	850

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
4.00%, 2/15/2030	5,243	4,674
News Corp. 3.88%, 5/15/2029 (a)	5,982	5,292
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	9,281	8,787
4.75%, 11/1/2028 (a)	1,369	1,212
Outfront Media Capital LLC 5.00%, 8/15/2027 (a)	3,749	3,535
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	4,393	3,693
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	1,209	1,019
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	5,422	3,809
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	3,087	2,933
4.00%, 7/15/2028 (a)	8,231	7,354
5.50%, 7/1/2029 (a)	9,409	8,742
4.13%, 7/1/2030 (a)	6,172	5,208
Stagwell Global LLC 5.63%, 8/15/2029 (a)	5,660	4,960
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	800	716
TEGNA, Inc.
4.63%, 3/15/2028	6,180	5,620
5.00%, 9/15/2029	2,296	2,040
Time Warner Cable LLC 7.30%, 7/1/2038	326	326
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	6,819	5,983
UPC Broadband Finco BV (Netherlands) 4.88%, 7/15/2031 (a)	1,563	1,319
Videotron Ltd. (Canada)
5.38%, 6/15/2024 (a)	2,969	2,959
5.13%, 4/15/2027 (a)	3,995	3,865
		243,071
Metals & Mining — 0.5%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	1,750	1,680
6.13%, 5/15/2028 (a)	3,845	3,786
ATI, Inc. 5.88%, 12/1/2027	6,088	5,883
BHP Billiton Finance USA Ltd. (Australia)
5.25%, 9/8/2030	3,150	3,180
4.90%, 2/28/2033	1,942	1,912
Big River Steel LLC 6.63%, 1/31/2029 (a)	2,778	2,773
Carpenter Technology Corp. 6.38%, 7/15/2028	1,802	1,770
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	2,865	2,869
5.88%, 6/1/2027	3,585	3,519
4.63%, 3/1/2029 (a)	2,799	2,516
Corp. Nacional del Cobre de Chile (Chile)
5.13%, 2/2/2033 (a)	507	471
6.30%, 9/8/2053 (a)	2,634	2,506
FMG Resources August 2006 Pty. Ltd. (Australia) 4.50%, 9/15/2027 (a)	4,906	4,631
Freeport-McMoRan, Inc.
4.63%, 8/1/2030	16,727	15,541
5.40%, 11/14/2034	2,088	1,980

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
Glencore Finance Canada Ltd. (Australia) 6.90%, 11/15/2037 (a)	98	103
Glencore Funding LLC (Australia)
3.88%, 10/27/2027 (a)	3,883	3,647
2.50%, 9/1/2030 (a)	850	696
2.85%, 4/27/2031 (a)	8,941	7,332
2.63%, 9/23/2031 (a)	8,632	6,946
Indonesia Asahan Aluminium PT (Indonesia) 6.53%, 11/15/2028 (a)	2,400	2,458
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	3,248	2,877
Novelis Corp.
3.25%, 11/15/2026 (a)	1,498	1,374
4.75%, 1/30/2030 (a)	4,476	4,064
3.88%, 8/15/2031 (a)	750	631
Nucor Corp. 2.98%, 12/15/2055	1,855	1,111
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/2/2040	1,942	1,872
Teck Resources Ltd. (Canada) 5.40%, 2/1/2043	1,554	1,371
United States Steel Corp. 6.88%, 3/1/2029	2,578	2,562
		92,061
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Arbor Realty Trust, Inc.
5.00%, 4/30/2026	4,854	4,470
Series QIB, 4.50%, 9/1/2026 (a)	18,930	17,020
Series QIB, 4.50%, 3/15/2027 (a)	29,123	24,978
Great Ajax Operating Partnership LP Series QIB, 8.88%, 9/1/2027 (a)	22,328	19,429
ReadyCap Holdings LLC Series QIB, 4.50%, 10/20/2026 (a)	25,000	22,495
		88,392
Multi-Utilities — 0.3%
Ameren Corp. 3.50%, 1/15/2031	2,321	2,051
Ameren Illinois Co.
4.95%, 6/1/2033	6,416	6,240
3.25%, 3/15/2050	3,835	2,628
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	1,310	1,347
2.85%, 5/15/2051	7,514	4,660
4.60%, 5/1/2053	1,160	948
Consolidated Edison Co. of New York, Inc.
Series 06-E, 5.70%, 12/1/2036	389	383
Series 2017, 3.88%, 6/15/2047	1,238	932
Series E, 4.65%, 12/1/2048	1,651	1,393
4.50%, 5/15/2058	785	625
Consumers Energy Co.
4.63%, 5/15/2033	4,626	4,419
4.35%, 4/15/2049	486	405
4.35%, 8/31/2064	477	364
Dominion Energy, Inc.
Series F, 5.25%, 8/1/2033	763	739
7.00%, 6/15/2038	389	416

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
Series C, 4.90%, 8/1/2041	45	39
Puget Sound Energy, Inc.
5.76%, 7/15/2040	874	841
2.89%, 9/15/2051	1,282	781
San Diego Gas & Electric Co.
Series XXX, 3.00%, 3/15/2032	4,854	4,127
6.00%, 6/1/2039	486	495
4.50%, 8/15/2040	242	209
Series UUU, 3.32%, 4/15/2050	4,641	3,092
5.35%, 4/1/2053	1,059	1,001
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	9,888	6,152
		44,287
Office REITs — 0.0% ^
Alexandria Real Estate Equities, Inc.
1.88%, 2/1/2033	1,112	816
5.15%, 4/15/2053	1,059	947
Corporate Office Properties LP 2.25%, 3/15/2026	1,505	1,381
		3,144
Oil, Gas & Consumable Fuels — 3.0%
AI Candelaria Spain SA (Colombia) 7.50%, 12/15/2028 (j)	1,002	935
Aker BP ASA (Norway)
2.00%, 7/15/2026 (a)	1,123	1,024
3.10%, 7/15/2031 (a)	4,400	3,642
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	4,092	4,172
5.75%, 1/15/2028 (a)	4,160	4,024
5.38%, 6/15/2029 (a)	2,825	2,645
Antero Resources Corp.
7.63%, 2/1/2029 (a)	4,259	4,362
5.38%, 3/1/2030 (a)	2,151	2,015
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (a)	593	566
Baytex Energy Corp. (Canada)
8.75%, 4/1/2027 (a)	4,679	4,800
8.50%, 4/30/2030 (a)	1,826	1,867
Blue Racer Midstream LLC 6.63%, 7/15/2026 (a)	3,170	3,111
BP Capital Markets America, Inc.
2.72%, 1/12/2032	20,922	17,648
4.81%, 2/13/2033	10,276	9,974
4.89%, 9/11/2033	3,466	3,380
3.00%, 2/24/2050	5,102	3,381
2.77%, 11/10/2050	3,971	2,497
2.94%, 6/4/2051	5,194	3,361
3.00%, 3/17/2052	2,952	1,925
BP Capital Markets plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (d) (f) (g)	10,853	10,457
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (d) (f) (g)	13,465	12,102

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Buckeye Partners LP 4.13%, 12/1/2027	4,311	3,982
California Resources Corp. 7.13%, 2/1/2026 (a)	2,602	2,618
Cameron LNG LLC 3.70%, 1/15/2039 (a)	933	739
Cheniere Energy Partners LP
4.50%, 10/1/2029	9,074	8,465
3.25%, 1/31/2032	9,339	7,689
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	6,624	6,600
Chord Energy Corp. 6.38%, 6/1/2026 (a)	4,670	4,640
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	4,151	4,251
8.63%, 11/1/2030 (a)	2,570	2,662
8.75%, 7/1/2031 (a)	6,715	6,950
CNX Resources Corp. 7.25%, 3/14/2027 (a)	2,798	2,795
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (a)	4,775	4,818
6.50%, 8/15/2043 (a)	2,890	2,924
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	6,693	6,162
5.88%, 1/15/2030 (a)	1,078	935
ConocoPhillips Co.
5.05%, 9/15/2033	5,255	5,191
5.55%, 3/15/2054	12,830	12,786
4.03%, 3/15/2062	9,086	6,862
Coterra Energy, Inc. 3.90%, 5/15/2027	2,825	2,693
Crescent Energy Finance LLC
7.25%, 5/1/2026 (a)	3,913	3,884
9.25%, 2/15/2028 (a)	4,520	4,671
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	4,061	3,646
4.38%, 6/15/2031 (a)	2,602	2,283
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	1,961	1,911
Energian Israel Finance Ltd. (Israel) 4.88%, 3/30/2026 (j)	1,840	1,681
Energy Transfer LP
5.75%, 4/1/2025	3,000	2,987
5.63%, 5/1/2027 (a)	869	854
6.00%, 2/1/2029 (a)	2,039	2,009
8.00%, 4/1/2029 (a)	1,592	1,649
5.75%, 2/15/2033	1,942	1,934
6.55%, 12/1/2033	5,710	5,973
5.80%, 6/15/2038	5,660	5,403
5.00%, 5/15/2050	4,854	4,095
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	486	516
EnLink Midstream LLC
5.63%, 1/15/2028 (a)	1,170	1,135
5.38%, 6/1/2029	701	676
EnLink Midstream Partners LP
4.15%, 6/1/2025	758	743

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
4.85%, 7/15/2026	1,617	1,573
5.60%, 4/1/2044	2,344	1,997
Enterprise Products Operating LLC
Series H, 6.65%, 10/15/2034	4,610	5,082
Series J, 5.75%, 3/1/2035	777	770
Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (d)	1,457	1,335
EQM Midstream Partners LP
4.00%, 8/1/2024	2,172	2,126
6.00%, 7/1/2025 (a)	415	412
4.13%, 12/1/2026	2,200	2,079
6.50%, 7/1/2027 (a)	1,942	1,945
5.50%, 7/15/2028	6,786	6,596
4.50%, 1/15/2029 (a)	4,883	4,455
4.75%, 1/15/2031 (a)	4,267	3,800
Equinor ASA (Norway) 7.15%, 11/15/2025	568	586
Exxon Mobil Corp.
3.00%, 8/16/2039	1,555	1,180
3.10%, 8/16/2049	670	465
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	3,502	2,739
4.32%, 12/30/2039 (a)	1,243	860
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (a)	1,586	1,244
Genesis Energy LP
6.25%, 5/15/2026	1,051	1,029
8.00%, 1/15/2027	3,450	3,453
7.75%, 2/1/2028	1,276	1,260
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (a)	1,798	1,684
3.45%, 10/15/2027 (a)	1,423	1,297
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	2,014	1,843
Gulfport Energy Corp.
8.00%, 5/17/2026	1,943	1,967
8.00%, 5/17/2026 (a)	2,588	2,620
Gulfport Energy Operating Corp. 6.63%, 5/1/2023 ‡ (b)	1,320	3
Gulfport Energy Operating Corp., Escrow
6.00%, 10/15/2024 ‡ (b)	2,737	7
6.38%, 1/15/2026 ‡ (b)	1,018	3
Hess Corp. 4.30%, 4/1/2027	11,740	11,436
Hess Midstream Operations LP 5.63%, 2/15/2026 (a)	5,417	5,349
HF Sinclair Corp. 5.88%, 4/1/2026	3,426	3,441
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	9,460	8,891
Holly Energy Partners LP 6.38%, 4/15/2027 (a)	1,719	1,690
Kinder Morgan, Inc. 3.25%, 8/1/2050	5,524	3,516
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	4,876	4,645
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (j)	1,058	1,021
6.50%, 6/30/2027 (j)	1,147	1,074

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
6.75%, 6/30/2030 (j)	660	599
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	2,879	2,752
MPLX LP
5.20%, 3/1/2047	314	273
4.95%, 3/14/2052	1,219	1,017
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	2,110	2,118
NGPL PipeCo LLC
3.25%, 7/15/2031 (a)	598	494
7.77%, 12/15/2037 (a)	598	637
NuStar Logistics LP
5.75%, 10/1/2025	2,011	1,997
6.00%, 6/1/2026	1,299	1,295
5.63%, 4/28/2027	3,651	3,594
6.38%, 10/1/2030	647	631
Occidental Petroleum Corp.
8.88%, 7/15/2030	2,657	3,026
7.88%, 9/15/2031	2,524	2,787
ONEOK Partners LP 6.65%, 10/1/2036	1,423	1,486
Petroleos del Peru SA (Peru) 5.63%, 6/19/2047 (a)	5,000	2,954
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	2,524	2,372
5.35%, 2/12/2028	3,160	2,616
5.95%, 1/28/2031	3,398	2,533
10.00%, 2/7/2033	7,907	7,331
7.69%, 1/23/2050	1,505	996
Phillips 66 4.65%, 11/15/2034	971	909
Pioneer Natural Resources Co.
1.13%, 1/15/2026	1,942	1,783
1.90%, 8/15/2030	23,833	19,547
Range Resources Corp.
4.88%, 5/15/2025	1,532	1,508
8.25%, 1/15/2029	5,886	6,100
4.75%, 2/15/2030 (a)	826	753
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	3,070	2,834
4.80%, 5/15/2030 (a)	2,250	2,014
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	2,913	2,910
4.20%, 3/15/2028	3,335	3,186
4.50%, 5/15/2030	22,148	20,910
Saudi Arabian Oil Co. (Saudi Arabia) 1.63%, 11/24/2025 (a)	224	208
SM Energy Co.
5.63%, 6/1/2025	1,457	1,436
6.75%, 9/15/2026	4,864	4,800
6.63%, 1/15/2027	1,256	1,236
Southwestern Energy Co.
5.70%, 1/23/2025 (h)	197	196

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
8.38%, 9/15/2028	1,646	1,702
5.38%, 2/1/2029	5,776	5,496
5.38%, 3/15/2030	2,938	2,786
4.75%, 2/1/2032	574	512
Sunoco LP
6.00%, 4/15/2027	1,491	1,482
4.50%, 5/15/2029	5,642	5,142
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	1,986	1,997
6.00%, 3/1/2027 (a)	3,607	3,469
5.50%, 1/15/2028 (a)	4,820	4,447
6.00%, 12/31/2030 (a)	1,593	1,438
Targa Resources Partners LP
6.50%, 7/15/2027	1,680	1,696
5.50%, 3/1/2030	1,530	1,477
4.00%, 1/15/2032	1,020	887
TerraForm Power Operating LLC 5.00%, 1/31/2028 (a)	1,426	1,351
TotalEnergies Capital International SA (France)
3.46%, 7/12/2049	4,998	3,681
3.13%, 5/29/2050	6,549	4,509
Valero Energy Corp. 2.15%, 9/15/2027	874	781
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	6,174	5,414
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	8,487	8,415
9.50%, 2/1/2029 (a)	6,500	6,707
8.38%, 6/1/2031 (a)	4,854	4,783
Vital Energy, Inc. 10.13%, 1/15/2028	2,000	2,036
		515,219
Passenger Airlines — 0.2%
American Airlines, Inc.
11.75%, 7/15/2025 (a)	2,282	2,497
5.50%, 4/20/2026 (a)	7,027	6,918
7.25%, 2/15/2028 (a)	775	765
5.75%, 4/20/2029 (a)	12,328	11,811
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	3,068	2,985
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	3,115	3,098
United Airlines Holdings, Inc. 4.88%, 1/15/2025	2,176	2,138
United Airlines, Inc. 4.38%, 4/15/2026 (a)	2,277	2,165
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	2,913	2,417
		34,794
Personal Care Products — 0.1%
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	4,937	4,703
4.13%, 4/1/2029 (a)	2,054	1,812
Haleon US Capital LLC 3.38%, 3/24/2027	2,616	2,471
		8,986

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — 0.6%
Astrazeneca Finance LLC (United Kingdom) 4.90%, 3/3/2030	4,951	4,964
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	4,518	3,976
8.50%, 1/31/2027 (a)	5,693	2,808
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	6,343	5,526
5.75%, 8/15/2027 (a)	5,912	3,222
4.88%, 6/1/2028 (a)	3,433	1,747
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	5,823	5,007
2.35%, 11/13/2040	3,883	2,573
3.70%, 3/15/2052	2,971	2,216
6.40%, 11/15/2063	640	706
Eli Lilly & Co. 4.95%, 2/27/2063	2,400	2,316
Jazz Securities DAC 4.38%, 1/15/2029 (a)	5,179	4,659
Merck & Co., Inc.
5.00%, 5/17/2053	2,112	2,032
5.15%, 5/17/2063	1,641	1,596
Organon & Co.
4.13%, 4/30/2028 (a)	3,906	3,469
5.13%, 4/30/2031 (a)	5,735	4,512
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a) (b) (h)	4,135	2,605
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	5,034	4,897
5.30%, 5/19/2053	5,170	5,041
5.34%, 5/19/2063	5,276	5,074
Pfizer, Inc.
4.10%, 9/15/2038	2,913	2,566
3.90%, 3/15/2039	2,874	2,430
Roche Holdings, Inc.
5.49%, 11/13/2030 (a)	14,045	14,412
5.59%, 11/13/2033 (a)	8,000	8,311
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	486	462
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	2,800	2,778
3.03%, 7/9/2040	1,600	1,156
3.18%, 7/9/2050	750	499
Wyeth LLC 5.95%, 4/1/2037	1,068	1,127
Zoetis, Inc.
2.00%, 5/15/2030	1,942	1,607
5.60%, 11/16/2032	1,870	1,916
		106,210
Real Estate Management & Development — 0.0% ^
Kennedy-Wilson, Inc.
4.75%, 3/1/2029	2,994	2,400

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Real Estate Management & Development — continued
5.00%, 3/1/2031	1,262	947
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	603	564
		3,911
Residential REITs — 0.1%
Camden Property Trust 3.15%, 7/1/2029	2,869	2,574
ERP Operating LP 2.85%, 11/1/2026	2,913	2,726
Essex Portfolio LP 2.65%, 3/15/2032	3,160	2,518
Mid-America Apartments LP 4.20%, 6/15/2028	1,258	1,201
UDR, Inc.
2.10%, 8/1/2032	923	688
1.90%, 3/15/2033	491	355
		10,062
Retail REITs — 0.1%
NNN REIT, Inc.
3.60%, 12/15/2026	921	866
4.30%, 10/15/2028	777	732
Realty Income Corp.
3.25%, 1/15/2031	539	468
1.80%, 3/15/2033	1,068	780
Regency Centers LP 3.70%, 6/15/2030	3,743	3,337
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (a)	1,379	1,340
3.25%, 10/28/2025 (a)	971	927
Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (a) (d)	722	664
		9,114
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	5,523	5,548
ams-OSRAM AG (Austria)
7.00%, 7/31/2025 (a)	3,195	3,249
12.25%, 3/30/2029 (a)	1,900	1,938
Entegris Escrow Corp. 5.95%, 6/15/2030 (a)	6,272	6,058
Entegris, Inc.
4.38%, 4/15/2028 (a)	2,242	2,092
3.63%, 5/1/2029 (a)	1,631	1,426
Intel Corp.
5.20%, 2/10/2033	4,854	4,921
5.63%, 2/10/2043	1,017	1,035
3.25%, 11/15/2049	1,651	1,139
5.70%, 2/10/2053	4,374	4,444
3.10%, 2/15/2060	680	435
KLA Corp. 3.30%, 3/1/2050	761	541
Marvell Technology, Inc. 2.95%, 4/15/2031	2,020	1,693
NXP BV (China)
5.00%, 1/15/2033	1,457	1,388
3.25%, 5/11/2041	3,684	2,615

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	6,671	6,031
Texas Instruments, Inc.
3.88%, 3/15/2039	1,573	1,372
4.15%, 5/15/2048	292	248
5.05%, 5/18/2063	3,687	3,500
TSMC Arizona Corp. (Taiwan) 2.50%, 10/25/2031	6,873	5,674
		55,347
Software — 0.5%
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	2,001	1,856
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	5,212	4,703
Intuit, Inc.
5.20%, 9/15/2033	11,210	11,299
5.50%, 9/15/2053	1,410	1,447
Microsoft Corp. 2.50%, 9/15/2050 (a)	22,693	14,391
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	3,727	3,393
5.13%, 4/15/2029 (a)	3,431	3,142
Oracle Corp.
2.30%, 3/25/2028	5,772	5,132
4.90%, 2/6/2033	5,956	5,730
4.30%, 7/8/2034	551	497
3.90%, 5/15/2035	1,500	1,284
3.85%, 7/15/2036	1,705	1,424
3.80%, 11/15/2037	7,645	6,230
3.65%, 3/25/2041	3,350	2,538
4.13%, 5/15/2045	5,145	4,015
3.95%, 3/25/2051	1,418	1,049
5.55%, 2/6/2053	3,592	3,386
RingCentral, Inc. 8.50%, 8/15/2030 (a)	2,835	2,824
Roper Technologies, Inc. 1.75%, 2/15/2031	1,165	919
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	3,049	2,951
VMware, Inc. 4.65%, 5/15/2027	3,039	2,972
Workday, Inc. 3.70%, 4/1/2029	5,484	5,090
		86,272
Specialized REITs — 0.1%
American Tower Corp.
1.45%, 9/15/2026	1,403	1,256
3.10%, 6/15/2050	112	70
Extra Space Storage LP 2.20%, 10/15/2030	1,427	1,133
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	6,269	5,934
5.25%, 3/15/2028 (a)	962	912
4.88%, 9/15/2029 (a)	1,457	1,327
5.25%, 7/15/2030 (a)	2,515	2,306
4.50%, 2/15/2031 (a)	1,325	1,147

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialized REITs — continued
Public Storage Operating Co. 5.10%, 8/1/2033	4,280	4,204
SBA Communications Corp. 3.13%, 2/1/2029	7,191	6,262
		24,551
Specialty Retail — 0.5%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	3,592	3,305
4.75%, 3/1/2030	1,199	1,075
Bath & Body Works, Inc.
5.25%, 2/1/2028	747	718
7.50%, 6/15/2029	9,537	9,792
6.88%, 11/1/2035	1,753	1,658
6.75%, 7/1/2036	2,170	2,018
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	5,427	4,468
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	4,820	4,344
Home Depot, Inc. (The)
3.63%, 4/15/2052	2,295	1,722
3.50%, 9/15/2056	5,048	3,620
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	394	366
3.88%, 6/1/2029 (a)	3,005	2,649
4.38%, 1/15/2031 (a)	1,612	1,389
Lowe's Cos., Inc.
4.25%, 4/1/2052	4,544	3,568
5.63%, 4/15/2053	7,388	7,187
O'Reilly Automotive, Inc.
3.60%, 9/1/2027	180	170
1.75%, 3/15/2031	1,112	872
Penske Automotive Group, Inc. 3.75%, 6/15/2029	5,058	4,387
PetSmart, Inc. 4.75%, 2/15/2028 (a)	9,540	8,724
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	2,952	2,602
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	4,582	4,183
Staples, Inc.
7.50%, 4/15/2026 (a)	6,223	5,507
10.75%, 4/15/2027 (a)	5,807	3,777
Valvoline, Inc. 4.25%, 2/15/2030 (a)	2,903	2,868
		80,969
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.75%, 11/13/2047	971	795
2.65%, 2/8/2051	3,883	2,518
4.85%, 5/10/2053	8,135	7,874
2.85%, 8/5/2061	5,325	3,398
Seagate HDD Cayman
4.09%, 6/1/2029	3,204	2,874
3.13%, 7/15/2029	2,141	1,670
8.25%, 12/15/2029 (a)	1,624	1,725

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
4.13%, 1/15/2031	3,545	3,036
8.50%, 7/15/2031 (a)	406	434
9.63%, 12/1/2032 (a)	762	856
		25,180
Textiles, Apparel & Luxury Goods — 0.0% ^
Hanesbrands, Inc. 4.88%, 5/15/2026 (a)	1,853	1,746
William Carter Co. (The) 5.63%, 3/15/2027 (a)	3,767	3,653
		5,399
Tobacco — 0.5%
Altria Group, Inc.
2.45%, 2/4/2032	3,883	3,050
3.40%, 2/4/2041	9,538	6,586
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	1,875	1,755
2.26%, 3/25/2028	267	234
4.39%, 8/15/2037	27,404	22,138
4.54%, 8/15/2047	4,078	2,985
Imperial Brands Finance plc (United Kingdom) 6.13%, 7/27/2027 (a)	7,552	7,655
Philip Morris International, Inc.
5.38%, 2/15/2033	9,368	9,225
5.63%, 9/7/2033	13,190	13,252
4.38%, 11/15/2041	15,976	13,352
4.13%, 3/4/2043	4,854	3,854
		84,086
Trading Companies & Distributors — 0.3%
Air Lease Corp.
2.30%, 2/1/2025	971	930
3.25%, 3/1/2025	235	227
3.38%, 7/1/2025	3,748	3,596
1.88%, 8/15/2026	2,277	2,060
5.85%, 12/15/2027	1,772	1,780
3.25%, 10/1/2029	991	869
Aviation Capital Group LLC
5.50%, 12/15/2024 (a)	546	540
4.13%, 8/1/2025 (a)	1,893	1,819
4.88%, 10/1/2025 (a)	4,078	3,957
BOC Aviation Ltd. (China) 3.50%, 10/10/2024 (a)	370	363
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	4,728	4,591
Imola Merger Corp. 4.75%, 5/15/2029 (a)	7,879	7,159
United Rentals North America, Inc.
4.88%, 1/15/2028	5,314	5,111
5.25%, 1/15/2030	4,025	3,846
4.00%, 7/15/2030	5,825	5,190
3.88%, 2/15/2031	1,270	1,106
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	6,403	6,412

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — continued
7.25%, 6/15/2028 (a)	3,092	3,144
WW Grainger, Inc. 4.60%, 6/15/2045	505	453
		53,153
Transportation Infrastructure — 0.0% ^
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	1,262	1,221
Transurban Finance Co. Pty. Ltd. (Australia) 2.45%, 3/16/2031 (a)	617	496
		1,717
Water Utilities — 0.0% ^
American Water Capital Corp. 3.45%, 6/1/2029	602	553
Wireless Telecommunication Services — 0.1%
Empresa Nacional de Telecomunicaciones SA (Chile) 3.05%, 9/14/2032 (a)	2,001	1,515
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	4,493	3,534
Sprint LLC 7.63%, 3/1/2026	1,267	1,314
T-Mobile USA, Inc. 3.38%, 4/15/2029	14,785	13,399
		19,762
Total Corporate Bonds (Cost $5,460,921)		4,949,173
Mortgage-Backed Securities — 21.4%
FHLMC
Pool # 1G1861, ARM, 4.54%, 3/1/2036 (i)	21	21
Pool # 1J1380, ARM, 5.75%, 3/1/2036 (i)	9	9
Pool # 1J1393, ARM, 5.82%, 10/1/2036 (i)	22	22
Pool # 1Q0476, ARM, 5.99%, 10/1/2037 (i)	55	54
FHLMC Gold Pools, 15 Year
Pool # G13603, 5.50%, 2/1/2024	—	—
Pool # G13805, 5.50%, 12/1/2024	—	—
Pool # G14252, 5.50%, 12/1/2024	—	—
Pool # J14494, 4.00%, 2/1/2026	100	99
FHLMC Gold Pools, 20 Year
Pool # C91025, 7.00%, 1/1/2027	17	18
Pool # G30591, 6.00%, 2/1/2028	125	125
Pool # D98914, 4.00%, 1/1/2032	1,405	1,351
Pool # G31099, 4.00%, 1/1/2038	6,481	6,222
FHLMC Gold Pools, 30 Year
Pool # C80091, 6.50%, 1/1/2024	—	—
Pool # C80161, 7.50%, 6/1/2024	—	—
Pool # G00271, 7.00%, 9/1/2024	—	—
Pool # G00278, 7.00%, 11/1/2024	—	—
Pool # C00496, 7.50%, 2/1/2027	—	—
Pool # D81734, 7.00%, 8/1/2027	5	5
Pool # G00747, 8.00%, 8/1/2027	10	10
Pool # D86005, 7.00%, 2/1/2028	2	2
Pool # G02210, 7.00%, 12/1/2028	18	18
Pool # C21930, 6.00%, 2/1/2029	4	5
Pool # C00785, 6.50%, 6/1/2029	5	6

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # A27201, 6.50%, 3/1/2032	31	32
Pool # A13067, 4.00%, 9/1/2033	17	16
Pool # G60154, 5.00%, 2/1/2034	5,718	5,738
Pool # G60214, 5.00%, 7/1/2035	5,756	5,776
Pool # C02641, 7.00%, 10/1/2036	14	14
Pool # C02660, 6.50%, 11/1/2036	29	30
Pool # G06172, 5.50%, 12/1/2038	641	652
Pool # G06576, 5.00%, 9/1/2040	2,910	2,902
Pool # A96733, 4.50%, 2/1/2041	4,954	4,794
Pool # G06493, 4.50%, 5/1/2041	241	233
Pool # G61864, 5.50%, 6/1/2041	2,548	2,590
Pool # Q05956, 4.50%, 2/1/2042	761	735
Pool # Q11285, 3.50%, 9/1/2042	2,146	1,965
Pool # Q12174, 3.50%, 10/1/2042	2,359	2,161
Pool # G07239, 3.00%, 12/1/2042	2,424	2,144
Pool # Q13796, 3.50%, 12/1/2042	3,463	3,172
Pool # Q15767, 3.00%, 2/1/2043	2,004	1,775
Pool # Q33869, 4.00%, 6/1/2045	1,820	1,680
Pool # G61462, 4.00%, 7/1/2045	8,664	8,138
Pool # Q37784, 3.50%, 12/1/2045	1,732	1,561
Pool # Q39092, 4.00%, 2/1/2046	2,207	2,058
Pool # Q39412, 3.50%, 3/1/2046	678	610
Pool # Q40797, 3.50%, 5/1/2046	3,181	2,863
Pool # Q40922, 3.50%, 6/1/2046	1,002	902
Pool # Q41602, 3.50%, 7/1/2046	584	525
Pool # Q42079, 3.50%, 7/1/2046	545	490
Pool # Q42657, 3.50%, 8/1/2046	4,609	4,147
Pool # Q42656, 4.00%, 8/1/2046	444	413
Pool # Q43241, 3.50%, 9/1/2046	4,024	3,620
Pool # Q43237, 4.00%, 9/1/2046	864	804
Pool # G61565, 4.50%, 4/1/2048	12,719	12,156
Pool # Z40179, 4.00%, 7/1/2048	5,257	4,885
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	1	1
Pool # B90491, 7.50%, 1/1/2032	69	70
Pool # U89009, 3.50%, 9/1/2032	260	248
Pool # WN1179, 3.85%, 9/1/2032	16,891	15,408
Pool # U80074, 3.50%, 10/1/2032	902	864
Pool # WA3237, 3.55%, 11/1/2032	14,645	13,133
Pool # WN1167, 4.17%, 10/1/2034	19,415	17,971
Pool # G20028, 7.50%, 12/1/2036	94	96
Pool # U90690, 3.50%, 6/1/2042	920	840
Pool # U90975, 4.00%, 6/1/2042	218	205
Pool # U90230, 4.50%, 9/1/2042	849	813
Pool # U90281, 4.00%, 10/1/2042	505	473
Pool # U92021, 5.00%, 9/1/2043	819	800
Pool # U99076, 4.50%, 12/1/2043	2,171	2,094
Pool # U99084, 4.50%, 2/1/2044	1,650	1,591

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # U92996, 3.50%, 6/1/2045	187	168
Pool # U93026, 3.50%, 7/1/2045	478	437
Pool # U99134, 4.00%, 1/1/2046	2,368	2,218
Pool # U93155, 3.50%, 5/1/2046	542	487
Pool # U93158, 3.50%, 6/1/2046	313	281
Pool # U93167, 3.50%, 7/1/2046	531	472
Pool # U93172, 3.50%, 7/1/2046	675	600
FHLMC UMBS, 30 Year
Pool # RA2008, 4.00%, 1/1/2050	7,638	7,040
Pool # SD8089, 2.50%, 7/1/2050	37,945	31,006
Pool # RA6459, 2.50%, 12/1/2051	13,557	10,990
Pool # QD4350, 3.00%, 1/1/2052	23,135	19,667
Pool # SD2301, 3.50%, 3/1/2052	23,477	20,708
Pool # RA7192, 3.50%, 4/1/2052	23,033	20,220
Pool # SD1293, 4.50%, 7/1/2052	21,458	20,130
Pool # SD1303, 4.50%, 7/1/2052	12,815	12,025
Pool # QE8091, 4.00%, 8/1/2052	31,113	28,281
Pool # SD1794, 4.50%, 8/1/2052	17,505	16,426
Pool # QF3378, 5.00%, 11/1/2052	12,979	12,504
Pool # QF3433, 5.00%, 11/1/2052	16,702	16,097
Pool # QF5369, 5.00%, 12/1/2052	16,758	16,156
Pool # RA8766, 5.00%, 3/1/2053	38,369	36,964
FNMA
Pool # 766610, ARM, 4.75%, 1/1/2034 (i)	10	10
Pool # 823660, ARM, 5.13%, 5/1/2035 (i)	46	45
Pool # 910181, ARM, 4.45%, 3/1/2037 (i)	16	16
Pool # 888304, ARM, 3.81%, 4/1/2037 (i)	1	1
Pool # 888750, ARM, 4.56%, 4/1/2037 (i)	23	23
Pool # 948208, ARM, 6.90%, 7/1/2037 (i)	13	13
FNMA UMBS, 15 Year
Pool # 890231, 5.00%, 7/1/2025	21	21
Pool # CA4723, 3.50%, 11/1/2034	4,936	4,737
FNMA UMBS, 20 Year
Pool # MA0602, 3.50%, 12/1/2030	81	77
Pool # BM3254, 4.00%, 1/1/2038	5,055	4,843
Pool # BM3566, 4.00%, 2/1/2038	5,506	5,275
Pool # CA1234, 4.00%, 2/1/2038	2,000	1,916
Pool # CA1238, 4.00%, 2/1/2038	2,001	1,916
Pool # FS0795, 3.00%, 1/1/2042	12,548	11,049
FNMA UMBS, 30 Year
Pool # 250228, 9.00%, 4/1/2025	—	—
Pool # 328066, 8.50%, 10/1/2025	—	—
Pool # 313692, 8.50%, 12/1/2025	—	—
Pool # 250854, 7.50%, 3/1/2027	—	—
Pool # 251569, 7.00%, 3/1/2028	—	—
Pool # 420165, 6.50%, 4/1/2028	15	16
Pool # 455598, 5.50%, 12/1/2028	4	4
Pool # 252570, 6.50%, 7/1/2029	6	7

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 517679, 6.50%, 7/1/2029	23	24
Pool # 323866, 6.50%, 8/1/2029	6	6
Pool # 995656, 7.00%, 6/1/2033	70	72
Pool # AL6168, 5.00%, 9/1/2033	2,685	2,690
Pool # 725229, 6.00%, 3/1/2034	468	481
Pool # AA0918, 5.50%, 9/1/2034	83	84
Pool # 735503, 6.00%, 4/1/2035	46	48
Pool # 745948, 6.50%, 10/1/2036	7	7
Pool # AL0379, 8.00%, 12/1/2036	448	463
Pool # 995149, 6.50%, 10/1/2038	22	23
Pool # 995504, 7.50%, 11/1/2038	32	33
Pool # AC3237, 5.00%, 10/1/2039	277	276
Pool # AC4467, 4.50%, 12/1/2039	478	462
Pool # AE1526, 4.50%, 9/1/2040	815	788
Pool # AE3095, 4.50%, 9/1/2040	559	540
Pool # AE0681, 4.50%, 12/1/2040	2,228	2,153
Pool # AL0038, 5.00%, 2/1/2041	2,126	2,109
Pool # AX5292, 5.00%, 1/1/2042	9,993	9,932
Pool # BM1065, 5.50%, 2/1/2042	3,778	3,835
Pool # AL2059, 4.00%, 6/1/2042	7,706	7,232
Pool # AB7575, 3.00%, 1/1/2043	1,687	1,487
Pool # AR6380, 3.00%, 2/1/2043	2,380	2,103
Pool # 890564, 3.00%, 6/1/2043	3,072	2,712
Pool # AT5907, 4.00%, 6/1/2043	4,473	4,193
Pool # AS0214, 3.50%, 8/1/2043	5,189	4,719
Pool # AL6848, 5.00%, 6/1/2044	843	837
Pool # BA2343, 4.00%, 9/1/2045	2,100	1,952
Pool # BE5080, 3.50%, 4/1/2046	5,227	4,674
Pool # BA1210, 3.50%, 5/1/2046	566	508
Pool # BA7485, 3.50%, 6/1/2046	533	479
Pool # BC2969, 3.50%, 6/1/2046	424	380
Pool # BD1371, 3.50%, 6/1/2046	407	365
Pool # BA7492, 4.00%, 6/1/2046	604	561
Pool # BC9368, 4.00%, 6/1/2046	2,419	2,248
Pool # BD1372, 4.00%, 6/1/2046	1,111	1,032
Pool # BD2956, 3.50%, 7/1/2046	4,289	3,851
Pool # BD5456, 3.50%, 8/1/2046	1,639	1,472
Pool # BM1169, 4.00%, 9/1/2046	8,167	7,636
Pool # BE0280, 3.50%, 10/1/2046	1,471	1,322
Pool # AS8335, 4.50%, 11/1/2046	3,963	3,803
Pool # FS0976, 2.50%, 3/1/2047	6,198	5,047
Pool # BM1906, 4.00%, 5/1/2047	5,219	4,874
Pool # AS9811, 5.00%, 6/1/2047	1,463	1,433
Pool # BH7565, 4.00%, 8/1/2047	9,162	8,509
Pool # BM3500, 4.00%, 9/1/2047	3,837	3,631
Pool # CA0346, 4.50%, 9/1/2047	5,410	5,166
Pool # BH6687, 4.00%, 11/1/2047	1,009	936
Pool # BM3044, 4.00%, 11/1/2047	3,242	3,010

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BE8347, 4.00%, 12/1/2047	527	489
Pool # BJ5254, 4.00%, 12/1/2047	3,838	3,561
Pool # BM3499, 4.00%, 12/1/2047	34,011	31,561
Pool # BH6689, 4.00%, 1/1/2048	808	749
Pool # BJ7311, 4.00%, 1/1/2048	15,136	14,045
Pool # BJ8238, 4.00%, 1/1/2048	5,352	4,968
Pool # BJ8265, 4.00%, 1/1/2048	3,250	3,014
Pool # BK1008, 4.00%, 1/1/2048	1,459	1,353
Pool # BJ4617, 4.00%, 2/1/2048	3,404	3,179
Pool # BJ5772, 4.00%, 2/1/2048	3,695	3,400
Pool # BK1581, 4.00%, 2/1/2048	525	488
Pool # FM0035, 3.50%, 3/1/2048	5,788	5,190
Pool # BJ5803, 4.00%, 3/1/2048	2,740	2,521
Pool # BK1963, 4.00%, 3/1/2048	2,362	2,205
Pool # BM3665, 4.00%, 3/1/2048	13,828	12,836
Pool # BJ5789, 4.50%, 3/1/2048	896	846
Pool # BE2789, 4.00%, 4/1/2048	1,099	1,011
Pool # CA1710, 4.50%, 5/1/2048	2,758	2,625
Pool # BK5943, 5.00%, 6/1/2048	664	655
Pool # BK4130, 4.50%, 7/1/2048	138	131
Pool # BK6562, 4.50%, 7/1/2048	1,191	1,129
Pool # BK6589, 4.50%, 7/1/2048	1,188	1,125
Pool # BN0133, 4.00%, 8/1/2048	1,693	1,571
Pool # BK9292, 5.00%, 8/1/2048	2,467	2,433
Pool # CA4662, 3.50%, 9/1/2048	5,306	4,711
Pool # BN1312, 4.00%, 9/1/2048	6,781	6,288
Pool # 890863, 5.00%, 9/1/2048	13,776	13,899
Pool # BN0234, 5.00%, 9/1/2048	1,625	1,601
Pool # MA3496, 4.50%, 10/1/2048	1,761	1,678
Pool # BN0861, 5.00%, 10/1/2048	1,069	1,048
Pool # BK9556, 4.00%, 12/1/2048	2,642	2,446
Pool # BK1176, 5.00%, 1/1/2049	1,352	1,320
Pool # BK8748, 4.50%, 5/1/2049	4,741	4,491
Pool # BO2428, 3.50%, 7/1/2049	2,973	2,656
Pool # BO0592, 4.00%, 7/1/2049	551	508
Pool # CA5702, 2.50%, 5/1/2050	24,145	19,860
Pool # BP6439, 2.50%, 7/1/2050	42,946	35,013
Pool # CA6361, 2.50%, 7/1/2050	23,175	19,134
Pool # CA6708, 2.50%, 8/1/2050	14,321	11,846
Pool # CA6989, 2.50%, 9/1/2050	27,872	22,964
Pool # CB0189, 3.00%, 4/1/2051 (k)	6,070	5,160
Pool # CB1411, 3.00%, 8/1/2051	26,458	22,492
Pool # CB1901, 2.50%, 10/1/2051	20,626	17,022
Pool # CB2411, 2.50%, 12/1/2051	16,951	13,836
Pool # FS4108, 4.00%, 12/1/2051	9,717	8,846
Pool # CB2637, 2.50%, 1/1/2052	28,573	23,213
Pool # FS0196, 2.50%, 1/1/2052	30,510	24,738
Pool # CB2670, 3.00%, 1/1/2052	26,205	22,182

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BV2784, 2.50%, 2/1/2052	9,691	7,859
Pool # FS5670, 2.50%, 2/1/2052	14,231	11,619
Pool # FS5986, 2.50%, 2/1/2052	9,960	8,134
Pool # MA4548, 2.50%, 2/1/2052	95,447	77,409
Pool # FS0957, 3.00%, 3/1/2052	26,328	22,260
Pool # FS1954, 3.00%, 3/1/2052	27,605	23,818
Pool # CB3378, 4.00%, 4/1/2052	12,828	11,656
Pool # FS1255, 4.00%, 4/1/2052	9,583	8,859
Pool # CB3608, 3.50%, 5/1/2052	89,108	78,225
Pool # FS3577, 3.00%, 7/1/2052 (k)	27,792	23,599
Pool # FS2588, 4.50%, 8/1/2052	46,499	43,564
Pool # FS3536, 4.50%, 8/1/2052	21,620	20,257
Pool # FS3829, 4.50%, 9/1/2052	5,852	5,491
Pool # CB4628, 5.00%, 9/1/2052	37,734	36,359
Pool # FS2982, 5.00%, 9/1/2052	17,045	16,432
Pool # BX0098, 5.00%, 10/1/2052	13,270	12,782
Pool # FS3457, 4.50%, 11/1/2052	27,253	25,536
Pool # FS3428, 4.00%, 12/1/2052	25,375	23,117
Pool # CB5907, 5.50%, 3/1/2053	19,307	19,128
Pool # CB6314, 5.00%, 5/1/2053	17,189	16,580
Pool # BY4714, 5.00%, 6/1/2053	50,351	48,469
Pool # BY4776, 5.00%, 7/1/2053	43,474	41,848
Pool # BY7130, 6.00%, 9/1/2053	19,957	20,029
Pool # BY9849, 6.00%, 10/1/2053	11,300	11,334
FNMA, 30 Year Pool # CA2171, 4.00%, 8/1/2048	10,867	10,091
FNMA, Other
Pool # AN1302, 2.93%, 1/1/2025	3,667	3,561
Pool # AM8702, 2.73%, 4/1/2025	17,789	17,155
Pool # AM8674, 2.81%, 4/1/2025	18,095	17,480
Pool # AM8691, 2.64%, 6/1/2025	18,228	17,502
Pool # AM9942, 3.09%, 10/1/2025	10,678	10,283
Pool # AN0707, 3.13%, 2/1/2026	7,801	7,495
Pool # AN1222, 2.78%, 4/1/2026	6,795	6,451
Pool # AN1413, 2.49%, 5/1/2026	8,918	8,400
Pool # AN1503, 2.62%, 5/1/2026	5,024	4,751
Pool # AN1221, 2.81%, 5/1/2026	3,883	3,684
Pool # AN1497, 2.61%, 6/1/2026	9,826	9,264
Pool # AN2689, 2.20%, 10/1/2026	5,703	5,284
Pool # AN4000, 3.00%, 12/1/2026	2,124	2,008
Pool # AL6937, 3.80%, 12/1/2026 (i)	2,046	1,993
Pool # AN4917, 3.13%, 3/1/2027	12,696	11,992
Pool # BL3525, 2.60%, 9/1/2027	10,638	9,775
Pool # BL0497, 3.84%, 10/1/2027	4,496	4,310
Pool # AN1449, 2.97%, 4/1/2028	6,013	5,565
Pool # AN2005, 2.73%, 7/1/2028	9,677	8,791
Pool # 387807, 3.55%, 8/1/2028	11,075	10,448
Pool # AN3685, 2.69%, 12/1/2028	14,635	13,204
Pool # AN4004, 3.27%, 12/1/2028	8,257	7,672

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BL1040, 3.81%, 12/1/2028	15,532	14,776
Pool # BL0907, 3.88%, 12/1/2028	282	269
Pool # AN4154, 3.17%, 1/1/2029	16,343	14,944
Pool # AN4349, 3.35%, 1/1/2029	8,245	7,763
Pool # AN4344, 3.37%, 1/1/2029	15,572	14,541
Pool # AN1872, 2.90%, 5/1/2029	3,401	3,088
Pool # AN5677, 3.25%, 6/1/2029	8,838	8,167
Pool # BL3509, 2.66%, 8/1/2029	21,795	19,444
Pool # BL3491, 2.84%, 8/1/2029	15,435	13,812
Pool # BS6621, 3.50%, 9/1/2029	10,000	9,252
Pool # BS5424, 3.42%, 5/1/2030	12,805	11,758
Pool # 387883, 3.78%, 8/1/2030	15,890	14,867
Pool # BS5172, 2.59%, 9/1/2030	10,009	8,831
Pool # AN9293, 3.71%, 9/1/2030	24,332	22,570
Pool # BS5171, 2.51%, 10/1/2030	24,458	20,947
Pool # AN2308, 2.87%, 8/1/2031	7,772	6,898
Pool # AN2625, 2.50%, 10/1/2031	11,099	9,485
Pool # BL3368, 2.84%, 11/1/2031	4,344	3,734
Pool # BM6857, 1.83%, 12/1/2031 (i)	24,987	19,865
Pool # BS4654, 2.39%, 3/1/2032	7,619	6,360
Pool # BL6367, 1.82%, 4/1/2032	34,570	27,688
Pool # BL6302, 2.07%, 5/1/2032	14,715	11,719
Pool # BS5332, 3.09%, 5/1/2032	6,067	5,277
Pool # BS5452, 3.09%, 5/1/2032	23,025	19,965
Pool # BS5500, 3.13%, 5/1/2032	11,164	9,741
Pool # BS5440, 3.26%, 5/1/2032	14,265	12,572
Pool # AO7654, 3.50%, 5/1/2032	896	858
Pool # AO5230, 3.50%, 6/1/2032	568	543
Pool # AO7057, 3.50%, 6/1/2032	429	410
Pool # AO7746, 3.50%, 6/1/2032	96	92
Pool # AO8038, 3.50%, 7/1/2032	908	868
Pool # AP0645, 3.50%, 7/1/2032	1,354	1,295
Pool # AP0682, 3.50%, 7/1/2032	1,155	1,104
Pool # AP1314, 3.50%, 8/1/2032	1,343	1,284
Pool # AQ1534, 3.50%, 10/1/2032	389	372
Pool # BS8959, 4.73%, 10/1/2032	17,812	17,391
Pool # AQ1607, 3.50%, 11/1/2032	302	288
Pool # BS7320, 4.88%, 12/1/2032	7,766	7,686
Pool # 650236, 5.00%, 12/1/2032	8	8
Pool # BS7496, 4.33%, 1/1/2033	24,269	23,075
Pool # BS7484, 4.56%, 1/1/2033	48,195	46,690
Pool # BS7843, 3.90%, 2/1/2033	18,570	17,025
Pool # BS7850, 4.21%, 2/1/2033	31,064	29,204
Pool # BS7675, 4.42%, 2/1/2033	12,732	12,168
Pool # AR7961, 3.50%, 3/1/2033	357	341
Pool # BS1636, 2.25%, 4/1/2033	42,227	33,814
Pool # BS7740, 4.11%, 4/1/2033	31,064	28,891
Pool # BS8141, 4.48%, 4/1/2033	14,803	14,196

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS8546, 4.37%, 5/1/2033	16,163	15,362
Pool # BS9007, 4.32%, 7/1/2033	17,175	16,300
Pool # BS9089, 4.51%, 7/1/2033	14,561	13,985
Pool # BL3453, 3.16%, 8/1/2033	14,260	12,178
Pool # BS9146, 4.35%, 8/1/2033	31,048	29,431
Pool # BS9305, 4.39%, 8/1/2033	11,534	10,984
Pool # BS3020, 1.96%, 9/1/2033	8,251	6,286
Pool # BS9471, 4.45%, 10/1/2033	10,000	9,552
Pool # BS9182, 4.52%, 10/1/2033	13,955	13,406
Pool # BS4824, 2.50%, 2/1/2034	24,628	19,693
Pool # BS5184, 2.67%, 4/1/2034	19,415	15,671
Pool # BS6427, 3.75%, 9/1/2034	12,918	11,518
Pool # 868763, 6.50%, 4/1/2036	5	5
Pool # 886320, 6.50%, 7/1/2036	13	13
Pool # BS2829, 2.14%, 8/1/2036	12,195	9,189
Pool # AO6757, 4.00%, 6/1/2042	1,479	1,408
Pool # MA1125, 4.00%, 7/1/2042	956	899
Pool # MA1213, 3.50%, 10/1/2042	4,287	3,909
Pool # MA1283, 3.50%, 12/1/2042	662	604
Pool # MA1328, 3.50%, 1/1/2043	2,291	2,089
Pool # MA1404, 3.50%, 4/1/2043	1,225	1,117
Pool # MA1462, 3.50%, 6/1/2043	629	570
Pool # MA1463, 3.50%, 6/1/2043	1,728	1,576
Pool # MA1510, 4.00%, 7/1/2043	1,363	1,271
Pool # MA1546, 3.50%, 8/1/2043	2,744	2,502
Pool # AU8840, 4.50%, 11/1/2043	862	824
Pool # AV2613, 4.50%, 11/1/2043	1,693	1,618
Pool # MA1711, 4.50%, 12/1/2043	1,301	1,244
Pool # AL6167, 3.50%, 1/1/2044	9,590	8,746
Pool # MA2346, 3.50%, 6/1/2045	266	242
Pool # MA2462, 4.00%, 11/1/2045	2,207	2,043
Pool # MA2482, 4.00%, 12/1/2045	2,394	2,215
Pool # MA2519, 4.00%, 1/1/2046	2,260	2,092
Pool # BC0784, 3.50%, 4/1/2046	412	370
Pool # MA2593, 4.00%, 4/1/2046	5,455	5,048
Pool # MA2631, 4.00%, 5/1/2046	6,009	5,568
Pool # MA2658, 3.50%, 6/1/2046	2,068	1,855
Pool # MA2690, 3.50%, 7/1/2046	4,105	3,682
Pool # BF0533, 2.50%, 11/1/2050	18,864	15,445
Pool # BF0090, 3.50%, 5/1/2056	20,539	18,155
Pool # BF0131, 3.50%, 8/1/2056	27,457	23,812
Pool # BM6734, 4.00%, 8/1/2059	11,809	10,783
Pool # BM7075, 3.00%, 3/1/2061	12,652	10,490
Pool # BF0584, 4.50%, 12/1/2061	8,180	7,706
Pool # BF0617, 2.50%, 3/1/2062	37,364	29,266
Pool # BF0654, 3.00%, 6/1/2062	22,975	19,050
Pool # BF0655, 3.50%, 6/1/2062	18,091	15,608
Pool # BF0677, 4.00%, 9/1/2062	50,927	46,242

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 12/25/2053 (k)	42,490	34,397
TBA, 4.00%, 12/25/2053 (k)	52,645	47,791
TBA, 4.50%, 12/25/2053 (k)	10,790	10,103
GNMA I, 30 Year
Pool # 380930, 7.00%, 4/15/2024	—	—
Pool # 780481, 7.00%, 12/15/2026	—	—
Pool # 460982, 7.00%, 11/15/2027	—	—
Pool # 460759, 6.50%, 2/15/2028	13	13
Pool # 781118, 6.50%, 10/15/2029	13	13
Pool # 783867, 6.00%, 8/15/2036	1,550	1,591
Pool # AS4934, 4.50%, 5/15/2046	676	649
Pool # AT7538, 4.00%, 7/15/2046	3,560	3,297
Pool # AT7652, 4.00%, 8/15/2046	2,223	2,058
Pool # BM1819, 5.00%, 4/15/2049	2,733	2,715
GNMA II
Pool # CK2783, ARM, 7.16%, 2/20/2072 (i)	34,551	35,458
Pool # CL4592, ARM, 7.05%, 3/20/2072 (i)	20,019	20,414
Pool # CK2802, ARM, 7.14%, 3/20/2072 (i)	18,167	18,620
Pool # CK2795, ARM, 7.18%, 3/20/2072 (i)	42,998	44,135
Pool # CK2792, ARM, 7.21%, 3/20/2072 (i)	27,535	28,336
Pool # CM9946, ARM, 7.21%, 3/20/2072 (i)	11,561	11,880
Pool # CM9934, ARM, 7.22%, 3/20/2072 (i)	13,795	14,177
Pool # CL8122, ARM, 7.25%, 3/20/2072 (i)	31,059	31,978
Pool # CK2804, ARM, 7.15%, 4/20/2072 (i)	31,810	32,635
Pool # BL8377, ARM, 7.21%, 4/20/2072 (i)	19,124	19,691
GNMA II, 30 Year
Pool # 2056, 7.50%, 8/20/2025	—	—
Pool # 2270, 8.00%, 8/20/2026	1	1
Pool # 2285, 8.00%, 9/20/2026	6	6
Pool # 2379, 8.00%, 2/20/2027	—	—
Pool # 2397, 8.00%, 3/20/2027	—	—
Pool # 2445, 8.00%, 6/20/2027	3	3
Pool # 2457, 7.50%, 7/20/2027	9	9
Pool # 2538, 8.00%, 1/20/2028	1	1
Pool # 2581, 8.00%, 4/20/2028	—	—
Pool # 2619, 8.00%, 7/20/2028	1	1
Pool # 2714, 6.50%, 2/20/2029	2	2
Pool # 4901, 8.00%, 9/20/2031	143	148
Pool # 5020, 7.50%, 5/20/2032	81	82
Pool # 738210, 7.00%, 6/20/2032	133	134
Pool # 738062, 6.00%, 11/20/2032	194	199
Pool # 738059, 6.00%, 10/20/2033	101	104
Pool # 738049, 6.00%, 3/20/2035	118	122
Pool # 737987, 6.00%, 4/20/2036	81	85
Pool # 737975, 6.00%, 9/20/2036	16	17
Pool # 5034, 7.00%, 8/20/2038	31	32
Pool # 4245, 6.00%, 9/20/2038	43	45

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 4930, 7.00%, 10/20/2038	191	199
Pool # 4964, 7.00%, 12/20/2038	29	29
Pool # 4872, 7.00%, 1/20/2039	195	201
Pool # 5072, 6.50%, 10/20/2039	48	49
Pool # 5218, 6.50%, 10/20/2039	100	105
Pool # AS8103, 3.50%, 6/20/2046	1,218	1,106
Pool # AS8104, 3.75%, 6/20/2046	1,301	1,198
Pool # AS8105, 4.00%, 6/20/2046	924	869
Pool # AS8106, 3.50%, 7/20/2046	1,589	1,442
Pool # AS8107, 3.75%, 7/20/2046	2,272	2,094
Pool # AY0571, 4.50%, 11/20/2047	3,580	3,395
Pool # BB8791, 4.00%, 12/20/2047	3,409	3,140
Pool # BD6195, 4.00%, 1/20/2048	3,351	3,090
Pool # BE9507, 4.50%, 3/20/2048	1,873	1,795
Pool # BG2382, 4.50%, 3/20/2048	1,705	1,622
Pool # BA7568, 4.50%, 4/20/2048	4,393	4,186
Pool # BD0512, 5.00%, 4/20/2048	2,242	2,200
Pool # BD0532, 5.00%, 6/20/2048	3,165	3,106
Pool # BG3833, 4.50%, 7/20/2048	7,130	6,798
Pool # BD0549, 5.00%, 8/20/2048	3,130	3,072
Pool # BH9109, 4.50%, 10/20/2048	4,048	3,838
Pool # BJ7085, 5.00%, 12/20/2048	2,679	2,674
Pool # BK7188, 4.50%, 2/20/2049	2,469	2,364
Pool # BK7189, 5.00%, 2/20/2049	2,815	2,791
Pool # BN2622, 4.00%, 6/20/2049	7,361	6,899
Pool # BM9677, 4.50%, 6/20/2049	5,055	4,871
Pool # BM9683, 5.00%, 6/20/2049	4,653	4,632
Pool # BJ1310, 4.50%, 7/20/2049	4,627	4,513
Pool # BO2717, 4.50%, 7/20/2049	5,500	5,401
Pool # BO3146, 4.50%, 7/20/2049	3,039	2,922
Pool # BO3147, 4.50%, 7/20/2049	3,222	3,064
Pool # BO3157, 4.50%, 7/20/2049	2,824	2,720
Pool # BO3158, 4.50%, 7/20/2049	1,915	1,842
Pool # BO3159, 4.50%, 7/20/2049	665	630
Pool # BM9690, 5.00%, 7/20/2049	1,131	1,127
Pool # BM9701, 4.50%, 8/20/2049	9,460	8,947
Pool # MA7534, 2.50%, 8/20/2051	32,403	27,067
Pool # CH2866, 3.50%, 10/20/2051	15,462	14,247
Pool # CH2907, 3.50%, 10/20/2051	9,608	8,853
Pool # CH2908, 3.50%, 10/20/2051	3,568	3,226
Pool # CH2964, 3.50%, 10/20/2051	8,393	7,776
Pool # CJ3728, 3.50%, 11/20/2051	1,008	911
Pool # 786362, 3.00%, 2/20/2052	10,918	9,270
Pool # CL5064, 3.50%, 3/20/2052	14,391	12,864
Pool # CM2176, 3.50%, 3/20/2052	5,191	4,745
Pool # CL5137, 4.00%, 4/20/2052	9,170	8,492
Pool # MA8200, 4.00%, 8/20/2052	26,880	24,761
Pool # CS4391, 5.50%, 7/20/2053	19,833	19,764

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
GNMA II, Single Family, 30 Year
TBA, 5.00%, 12/15/2053 (k)	175,000	169,980
TBA, 5.50%, 12/15/2053 (k)	154,000	152,867
Total Mortgage-Backed Securities (Cost $3,888,592)		3,667,013
Asset-Backed Securities — 16.7%
ACC, 0.25%, 6/15/2026 ‡	24,815	4,963
ACC Trust
Series 2021-1, Class C, 2.08%, 12/20/2024 (a)	2,770	2,729
Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	10,071	5,926
Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	7,800	6,508
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (a)	1,165	1,138
Accelerated LLC Series 2021-1H, Class D, 3.58%, 10/20/2040 (a)	4,129	3,736
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class B, 6.85%, 12/18/2037 (a) (i)	1,570	1,525
Series 2021-FL4, Class C, 7.20%, 12/18/2037 (a) (i)	8,737	8,387
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	3,116	2,954
Series 2017-1, Class B, 3.70%, 1/15/2026 (a)	1,983	1,860
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	2,514	2,324
Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	707	641
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	6,799	5,959
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	868	746
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 (a) (h)	14,409	13,717
American Airlines Pass-Through Trust
Series 2015-2, Class A, 4.00%, 9/22/2027	1,878	1,681
Series 2016-2, Class AA, 3.20%, 6/15/2028	677	607
Series 2016-3, Class AA, 3.00%, 10/15/2028	884	786
American Credit Acceptance Receivables Trust
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	11,200	10,686
Series 2023-4, Class C, 6.99%, 9/12/2030 (a)	11,448	11,576
American Homes 4 Rent Trust
Series 2014-SFR3, Class D, 5.04%, 12/17/2036 (a)	4,854	4,755
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (a)	17,226	17,032
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (a)	1,250	1,235
Series 2015-SFR2, Class D, 5.04%, 10/17/2052 (a)	2,250	2,191
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 (a)	18,085	17,941
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	29,122	27,430
Series 2020-SFR1, Class H, 5.30%, 4/17/2037 (a)	5,824	5,508
Series 2020-SFR2, Class G, 4.00%, 7/17/2037 (a)	5,339	4,958
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (a)	15,566	14,780
Series 2020-SFR2, Class H, 5.25%, 7/17/2037 (a)	19,169	18,039
Series 2020-SFR3, Class F, 3.55%, 9/17/2037 (a)	11,823	10,980
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (a)	22,327	20,495
Series 2020-SFR4, Class F, 2.86%, 11/17/2037 (a)	19,415	17,763
Series 2020-SFR5, Class H, 5.00%, 11/17/2037 (a)	2,365	2,155
Series 2021-SFR2, Class F1, 3.28%, 8/17/2038 (a)	12,620	10,941

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 (a)	5,936	5,052
Series 2019-SFR1, Class F, 3.87%, 1/19/2039 (a)	19,114	16,961
Series 2019-SFR1, Class G, 4.86%, 1/19/2039 (a)	7,645	6,920
Series 2019-SFR1, Class H, 6.04%, 1/19/2039 (a)	7,645	7,082
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	12,377	11,103
Series 2023-SFR1, Class F, 4.00%, 4/17/2040 (a)	13,105	10,279
Aqua Finance Trust
Series 2017-A, Class A, 3.72%, 11/15/2035 (a)	358	356
Series 2019-A, Class B, 3.47%, 7/16/2040 (a)	14,324	13,272
Series 2020-AA, Class C, 3.97%, 7/17/2046 (a)	4,126	3,604
Series 2020-AA, Class D, 7.15%, 7/17/2046 (a)	3,840	3,338
AREIT Trust
Series 2021-CRE5, Class C, 7.69%, 11/17/2038 ‡ (a) (i)	4,854	4,600
Series 2021-CRE5, Class D, 8.09%, 11/17/2038 ‡ (a) (i)	8,737	8,127
BankBoston Home Equity Loan Trust Series 1998-1, Class A6, 6.35%, 7/25/2028	—	—
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 5.24%, 6/25/2043 (i)	101	91
British Airways Pass-Through Trust (United Kingdom)
Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	586	581
Series 2019-1, Class A, 3.35%, 6/15/2029 (a)	975	871
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	509	469
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	1,523	1,365
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	467	406
Business Jet Securities LLC
Series 2020-1A, Class B, 3.97%, 11/15/2035 ‡ (a)	4,708	4,451
Series 2020-1A, Class C, 7.14%, 11/15/2035 ‡ (a)	2,295	2,235
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (a)	5,386	4,935
Series 2021-1A, Class C, 5.07%, 4/15/2036 ‡ (a)	3,837	3,595
Series 2022-1A, Class C, 6.41%, 6/15/2037 ‡ (a)	16,192	14,791
BXG Receivables Note Trust
Series 2018-A, Class C, 4.44%, 2/2/2034 (a)	1,005	958
Series 2023-A, Class C, 7.38%, 11/15/2038 (a)	27,531	26,894
Caerus Uinta Abs LLC Series 2023-1A, Class A2, 7.85%, 4/28/2040 ‡ (a)	22,739	22,736
Camden, 8.50%, 9/15/2031 ‡	11,033	10,536
CarNow Auto Receivables Trust Series 2022-1A, Class E, 8.29%, 8/15/2028 (a)	11,649	11,180
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	5,548	4,639
CARS-DB4 LP
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	4,554	3,757
Series 2020-1A, Class B2, 4.52%, 2/15/2050 (a)	8,698	7,786
Series 2020-1A, Class B3, 4.95%, 2/15/2050 (a)	9,698	7,900
Carvana Auto Receivables Trust
Series 2019-2A, Class E, 5.01%, 4/15/2026 (a)	6,140	6,114
Series 2019-4A, Class E, 4.70%, 10/15/2026 (a)	5,000	4,944
Series 2022-N1, Class E, 6.01%, 12/11/2028 (a)	10,286	9,528
Series 2023-N4, Class D, 7.22%, 2/11/2030 (a)	7,860	7,909
Cascade MH Asset Trust
Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡ (a) (i)	16,503	15,384
Series 2021-MH1, Class B1, 4.57%, 2/25/2046 (a)	2,500	1,920
Series 2021-MH1, Class B2, 5.57%, 2/25/2046 (a)	2,550	1,972

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-MH1, Class M, 4.25%, 8/25/2054 ‡ (a) (h)	14,988	11,873
Centex Home Equity Loan Trust Series 2001-B, Class A6, 6.36%, 7/25/2032	14	13
CFIN Issuer LLC
Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (a)	13,160	12,329
Series 2022-RTL1, Class AB, 5.00%, 2/16/2026 ‡ (a)	13,556	13,163
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	1,372	1,465
Consumer Receivables Asset Investment Trust Series 2021-1, Class A1X, 9.13%, 12/15/2024 ‡ (a) (i)	3,148	3,152
COOF Securitization Trust Ltd. Series 2014-1, Class A, 3.12%, 6/25/2040 (a) (i)	1,641	132
CoreVest American Finance Trust
Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	1,898	1,820
Series 2020-2, Class B, 4.24%, 5/15/2052 (a) (i)	8,101	7,690
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	8,323	7,859
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	9,708	9,632
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	33,457	33,645
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	10,000	10,041
Series 2023-2A, Class C, 7.15%, 9/15/2033 (a)	21,842	21,528
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	26,700	26,659
Crown Castle Towers LLC, 3.66%, 5/15/2025 (a)	2,723	2,624
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 6.21%, 3/25/2034 (i)	24	23
Series 2004-1, Class M2, 6.28%, 3/25/2034 (i)	15	15
Series 2004-1, Class 3A, 6.02%, 4/25/2034 (i)	288	261
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 6.36%, 10/25/2034 (i)	151	145
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	18,735	16,723
Delta Air Lines Pass-Through Trust
Series 2019-1, Class AA, 3.20%, 4/25/2024	6,087	6,013
Series 2015-1, Class AA, 3.63%, 7/30/2027	2,694	2,501
Series 2020-1, Class AA, 2.00%, 6/10/2028	4,312	3,769
Diamond Resorts Owner Trust Series 2021-1A, Class D, 3.83%, 11/21/2033 (a)	3,487	3,170
Diversified Abs Phase III LLC Series 2022-1, 4.88%, 4/28/2039 ‡ (a)	33,877	30,125
Diversified Abs Phase LLC Series VI, Class A, 7.50%, 11/28/2039 ‡	18,885	18,270
DLLAA LLC Series 2023-1A, Class A3, 5.64%, 2/22/2028 (a)	11,480	11,481
DP Lion Holdco LLC
Series 2023-1A, Class A, 8.24%, 11/30/2043	6,000	6,000
Series 2023-1A, Class B, 12.73%, 11/30/2043	7,500	7,500
Drive Auto Receivables Trust Series 2019-4, Class D, 2.70%, 2/16/2027	3,638	3,633
DT Auto Owner Trust
Series 2019-4A, Class D, 2.85%, 7/15/2025 (a)	598	594
Series 2020-2A, Class C, 3.28%, 3/16/2026 (a)	441	440
Series 2020-3A, Class D, 1.84%, 6/15/2026 (a)	6,893	6,617
Series 2021-3A, Class E, 2.65%, 9/15/2028 (a)	1,475	1,358
E3 (Cayman Islands) Series 2019-1, Class A, 3.10%, 9/20/2055 ‡ (a)	5,088	4,258
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class A, 2.69%, 3/25/2030 (a)	3,121	3,016
Series 2019-A, Class C, 3.45%, 1/25/2034 (a)	1,128	1,058
Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	1,889	1,702

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Exeter Automobile Receivables Trust
Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	1,849	1,838
Series 2020-3A, Class D, 1.73%, 7/15/2026	5,718	5,639
Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	14,185	13,950
Series 2021-4A, Class E, 4.02%, 1/17/2028 (a)	9,500	8,602
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	33,750	30,189
Series 2022-3A, Class E, 9.09%, 1/15/2030 (a)	34,500	33,114
Series 2023-5A, Class D, 7.13%, 2/15/2030	20,049	20,220
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	12,000	11,445
Series 2023-2A, Class E, 9.75%, 11/15/2030 (a)	6,137	6,132
Series 2023-3A, Class E, 9.98%, 1/15/2031 (a)	10,500	10,653
Series 2023-4A, Class E, 9.57%, 2/18/2031 (a)	11,565	11,625
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	3,699	3,437
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (a)	21,192	19,342
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (a)	18,930	17,232
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (a)	9,708	8,438
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (a)	9,967	8,519
Series 2022-SFR2, Class E2, 4.50%, 7/17/2039 (a)	16,525	14,648
Flagship Credit Auto Trust
Series 2019-2, Class D, 3.53%, 5/15/2025 (a)	4,747	4,705
Series 2019-2, Class E, 4.52%, 12/15/2026 (a)	5,000	4,851
Series 2023-2, Class C, 5.81%, 5/15/2029 (a)	6,006	5,934
Series 2022-3, Class E, 7.95%, 10/15/2029 (a)	1,500	1,359
FMC GMSR Issuer Trust
Series 2021-SAT1, 3.65%, 2/25/2024 ‡ (a) (i)	50,979	49,449
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (i)	14,562	12,803
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (i)	7,766	6,128
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (i)	21,942	17,256
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	9,707	9,187
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	22,424	19,543
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (a)	12,377	12,316
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (a)	22,327	21,609
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	95,919	89,111
Foundation Finance Trust
Series 2020-1A, Class B, 4.62%, 7/16/2040 (a)	1,700	1,616
Series 2020-1A, Class C, 5.75%, 7/16/2040 (a)	4,514	4,030
Foursight Capital Automobile Receivables Trust
Series 2021-1, Class D, 1.32%, 3/15/2027 (a)	900	872
Series 2021-2, Class D, 1.92%, 9/15/2027 (a)	850	794
FRTKL Series 2021-SFR1, Class F, 3.17%, 9/17/2038 (a)	4,272	3,648
FTF, 8.00%, 8/15/2024 ‡	8,071	6,537
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class A6, 6.70%, 4/25/2029 (i)	127	125
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	20,556	19,488
Series 2023-2A, Class C, 5.69%, 3/15/2029 (a)	11,317	11,118
Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	14,000	13,011
Series 2023-4A, Class D, 7.18%, 8/15/2029 (a)	18,943	19,093

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-3A, Class E, 8.35%, 10/15/2029 (a)	5,510	5,438
Series 2023-3A, Class E, 9.27%, 8/15/2030 (a)	4,900	4,865
GLS Auto Select Receivables Trust Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	5,825	5,786
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 ‡ (a) (i)	4,009	3,483
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (a)	22,818	21,607
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (a)	719	644
Series 2016-1A, Class B, 5.24%, 10/15/2052 ‡ (a)	532	476
Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (a)	4,647	4,164
Granite Park Equipment Leasing LLC Series 2023-1A, Class E, 7.00%, 6/20/2035 (a)	9,428	7,939
GTP Acquisition Partners I LLC, 3.48%, 6/16/2025 (a)	3,518	3,389
Harvest SBA Loan Trust Series 2021-1, Class A, 7.46%, 4/25/2048 (a) (i)	1,614	1,597
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 ‡ (a)	2,037	1,743
Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (a)	1,678	1,476
HERO Funding II (Cayman Islands) Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	596	584
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 ‡ (a)	2,208	2,032
HERO Funding Trust
Series 2015-3A, Class A, 4.28%, 9/20/2041 ‡ (a)	1,198	1,112
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (a)	531	469
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (a)	1,836	1,651
Series 2017-2A, Class A2, 4.07%, 9/20/2048 ‡ (a)	1,937	1,714
Hertz Vehicle Financing LLC Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	12,360	12,365
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class D, 9.07%, 4/20/2037 (a) (i)	10,651	10,305
Hilton Grand Vacations Trust
Series 2022-1D, Class D, 6.79%, 6/20/2034 (a)	3,671	3,490
Series 2022-2A, Class D, 8.73%, 1/25/2037 (a)	4,385	4,324
Series 2020-AA, Class C, 6.42%, 2/25/2039 (a)	2,992	2,936
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	10,291	9,740
Series 2022-A, Class E, 8.00%, 5/15/2041 (a)	1,639	1,525
Home Partners of America Trust
Series 2019-2, Class E, 3.32%, 10/19/2039 (a)	9,010	7,580
Series 2021-3, Class E2, 3.35%, 1/17/2041 (a)	13,171	10,786
HPA Frn, 3.95%, 4/15/2026 ‡	31,000	29,853
Jonah, 7.80%, 11/10/2037 ‡ (a)	20,403	19,805
Jonah Energy Abs LLC Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (a)	15,931	15,863
KGS-Alpha SBA COOF Trust
Series 2012-4, Class A, IO, 0.94%, 9/25/2037 (a) (i)	2,306	42
Series 2012-2, Class A, IO, 0.81%, 8/25/2038 (a) (i)	2,190	41
Series 2013-2, Class A, IO, 2.36%, 3/25/2039 (a) (i)	1,896	61
Lendingpoint Asset Securitization Trust
Series 2021-A, Class C, 2.75%, 12/15/2028 (a)	7,313	7,198
Series 2021-B, Class C, 3.21%, 2/15/2029 (a)	10,000	9,486
Series 2022-B, Class C, 8.45%, 10/15/2029 (a)	9,627	7,630
LendingPoint Asset Securitization Trust
Series 2020-REV1, Class C, 7.70%, 10/15/2028 (a)	6,417	6,404

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-REV1, Class D, 10.00%, 10/15/2028 ‡ (a)	7,000	6,603
Lendingpoint SPE Trust
Series 2020-VFN1, Class A1B, 9.69%, 12/15/2026 ‡ (a) (i)	3,975	3,955
Series 2020-VFN1, Class A2B1, 9.69%, 12/15/2026 ‡ (a) (i)	1,915	1,910
Lendmark Funding Trust
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	4,700	3,802
Series 2021-2A, Class D, 4.46%, 4/20/2032 (a)	4,200	3,274
LFT CRE Ltd.
Series 2021-FL1, Class D, 7.89%, 6/15/2039 (a) (i)	13,821	12,789
Series 2021-FL1, Class E, 8.39%, 6/15/2039 (a) (i)	12,134	11,112
LL ABS Trust Series 2022-1A, Class D, 7.83%, 11/15/2029 (a)	4,890	4,560
LP LMS Asset Securitization Trust
6.17%, 10/15/2028 ‡	4,377	4,342
8.35%, 10/15/2028 ‡	10,463	9,934
Series 2021-2A, Class C, 3.85%, 1/15/2029 (a)	14,000	13,168
Mariner Finance Issuance Trust
Series 2019-AA, Class D, 5.44%, 7/20/2032 (a)	8,500	8,160
Series 2023-AA, Class E, 11.12%, 10/22/2035 (a)	16,200	16,094
Series 2021-AA, Class E, 5.40%, 3/20/2036 (a)	7,600	6,442
Series 2021-BA, Class E, 4.68%, 11/20/2036 (a)	6,150	4,815
Series 2022-AA, Class D, 9.10%, 10/20/2037 (a)	11,215	11,312
Series 2022-AA, Class E, 10.98%, 10/20/2037 ‡ (a)	22,167	22,171
Marlette Funding Trust Series 2023-2A, Class C, 6.96%, 6/15/2033 (a)	6,432	6,410
Mercury Financial Credit Card Master Trust Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	15,370	15,476
Mid-State Capital Corp. Trust
Series 2005-1, Class A, 5.75%, 1/15/2040	38	37
Series 2005-1, Class M1, 6.11%, 1/15/2040	868	853
Series 2006-1, Class A, 5.79%, 10/15/2040 (a)	684	665
Series 2006-1, Class M1, 6.08%, 10/15/2040 (a)	830	807
Series 2006-1, Class M2, 6.74%, 10/15/2040 (a)	342	336
MNR ABS Issuer I LLC
8.95%, 12/15/2038	7,500	7,500
12.44%, 12/15/2038	16,000	16,000
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 7.71%, 3/25/2033 (i)	133	127
MVW LLC
Series 2022-1A, Class D, 7.35%, 11/21/2039 (a)	7,252	6,918
Series 2023-1A, Class D, 8.83%, 10/20/2040 (a)	9,146	9,057
Series 2023-2A, Class D, 9.33%, 11/20/2040 (a)	7,561	7,619
Series 2022-2A, Class D, 9.00%, 10/21/2041 (a)	13,750	13,605
MVW Owner Trust
Series 2019-1A, Class B, 3.00%, 11/20/2036 (a)	3,187	3,041
Series 2019-1A, Class C, 3.33%, 11/20/2036 (a)	1,345	1,277
New Century Home Equity Loan Trust
Series 2003-5, Class AI6, 6.00%, 11/25/2033 (h)	196	183
Series 2005-1, Class M1, 6.13%, 3/25/2035 (i)	68	68
Nissan Auto Lease Trust Series 2023-B, Class A4, 5.61%, 11/15/2027	8,975	8,989
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	5,557	5,236

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	15,939	14,578
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	4,709	4,465
Octane Receivables Trust
Series 2020-1A, Class D, 5.45%, 3/20/2028 (a)	6,217	6,127
Series 2023-3A, Class D, 7.58%, 9/20/2029 (a)	4,640	4,699
Series 2022-1A, Class E, 7.33%, 12/20/2029 (a)	2,000	1,902
OL SP LLC
Series 2018, Class C, 4.25%, 5/15/2025 ‡	236	227
Series 2018, Class A, 4.16%, 2/9/2030 ‡	870	850
Series 2018, Class B, 4.61%, 2/9/2030 ‡	272	265
Oportun Funding XIII LLC Series 2019-A, Class B, 3.87%, 8/8/2025 (a)	1,594	1,594
Oportun Issuance Trust
Series 2022-2, Class C, 9.36%, 10/9/2029 (a)	7,815	7,803
Series 2022-3, Class C, 10.15%, 1/8/2030 (a)	7,572	7,648
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	6,136	5,608
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	8,214	7,578
Series 2022-A, Class A, 5.05%, 6/9/2031 (a)	11,649	11,388
Series 2022-A, Class C, 7.40%, 6/9/2031 (a)	5,340	5,105
Orange Lake Timeshare Trust
Series 2018-A, Class C, 3.74%, 11/8/2030 (a)	985	954
Series 2019-A, Class D, 4.93%, 4/9/2038 (a)	2,641	2,500
P2 Series 2021 A1, 3.00%, 12/20/2031 ‡ (a)	35,000	34,387
Pagaya AI Technology in Housing Trust Series 2023-1, Class E1, 3.60%, 10/25/2040 (a)	26,822	20,963
Pendoor Proper, Zero Coupon, 2/15/2026 ‡	31,800	30,210
PFP Ltd. (Cayman Islands)
Series 2021-7, Class C, 7.09%, 4/14/2038 (a) (i)	8,169	7,911
Series 2021-7, Class D, 7.84%, 4/14/2038 (a) (i)	14,114	13,500
PMC PLS ESR Issuer LLC Series 2022-PLS1, Class A, 5.11%, 2/25/2027 (a) (h)	10,476	10,071
PRET LLC Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (h)	9,925	9,589
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a) (h)	15,333	15,054
Series 2021-NPL1, Class A2, 4.21%, 9/27/2060 (a) (h)	15,047	13,181
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (a) (h)	7,980	7,596
Progress Residential
Series 2021-SFR3, Class E2, 2.69%, 5/17/2026 (a)	9,348	8,199
Series 2021-SFR1, Class F, 2.76%, 4/17/2038 (a)	11,649	10,203
Progress Residential Trust
Series 2022-SFR2, Class E2, 4.80%, 4/17/2027 (a)	21,356	19,178
Series 2020-SFR3, Class F, 2.80%, 10/17/2027 (a)	9,708	8,875
Series 2020-SFR3, Class G, 4.11%, 10/17/2027 (a)	6,796	6,254
Series 2019-SFR4, Class E, 3.44%, 10/17/2036 (a)	7,941	7,692
Series 2020-SFR2, Class GREG, PO, , 6/17/2037 (a)	18,874	16,427
Series 2020-SFR2, Class B, 2.58%, 6/17/2037 (a)	11,728	11,086
Series 2020-SFR2, Class C, 3.08%, 6/17/2037 (a)	8,831	8,367
Series 2020-SFR2, Class D, 3.87%, 6/17/2037 (a)	9,374	8,955
Series 2021-SFR2, Class E2, 2.65%, 4/19/2038 (a)	14,707	12,965
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	23,973	20,651
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (a)	19,522	18,036

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-SFR3, Class F, 6.60%, 4/17/2039 (a)	11,150	10,381
Series 2022-SFR1, Class E1, 3.93%, 2/17/2041 (a)	12,578	10,443
PRPM LLC Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (i)	11,478	11,136
Raisa Funding I LLC, 11.71%, 6/15/2038 ‡	8,794	8,706
RCO VI Mortgage LLC Series 2022-1, Class A1, 3.00%, 1/25/2027 (a) (h)	13,321	12,721
Regional Management Issuance Trust Series 2021-1, Class D, 5.07%, 3/17/2031 (a)	2,100	1,811
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (a)	900	808
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	640	609
Series 2017-2A, Class A, 3.22%, 9/22/2053 ‡ (a)	9,673	8,423
Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (a)	11,434	10,832
River Rock SFR Frn, 9.25%, 10/15/2024 ‡ (a)	14,023	13,602
RSFR Series 2020-1, Class PT, 5.71%, 2/17/2025 ‡ (a) (h)	29,211	27,549
Santander Drive Auto Receivables Trust Series 2023-2, Class C, 5.47%, 12/16/2030	24,560	24,116
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032 (a)	31,758	30,619
Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	10,436	10,004
Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	7,281	6,945
SART Series 2018-1, 4.76%, 6/15/2025 ‡	2,402	2,391
SCF Equipment Leasing LLC
Series 2019-2A, Class G, 6.00%, 10/20/2031 ‡ (a)	10,662	10,321
Series 2020-1A, Class G, 6.00%, 4/20/2032 ‡ (a)	2,993	2,863
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (a)	19,600	19,767
Series 2022-1A, Class E, 5.26%, 7/20/2032 (a)	3,646	3,238
Series 2022-1A, Class F, 6.00%, 7/20/2032 (a)	7,056	6,186
Series 2021-1A, Class F, 5.52%, 8/20/2032 (a)	40,000	37,342
Series 2021-1A, Class G, 6.00%, 8/20/2032 ‡ (a)	10,116	9,343
Series 2022-2A, Class E, 6.50%, 6/20/2035 (a)	10,909	9,378
Series 2023-1A, Class E, 7.00%, 7/21/2036 (a)	19,500	16,548
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 (h)	133	105
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class D, 4.75%, 1/20/2036 (a)	1,057	1,033
Series 2021-1A, Class D, 3.17%, 11/20/2037 (a)	2,536	2,357
Series 2021-2A, Class D, 3.23%, 9/20/2038 (a)	1,288	1,177
Series 2022-1A, Class D, 6.00%, 10/20/2038 (a)	7,623	7,222
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	5,972	6,099
Series 2023-1A, Class D, 9.80%, 1/20/2040 (a)	4,281	4,324
Series 2023-2A, Class D, 9.72%, 4/20/2040 (a)	5,405	5,493
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	3,425	3,426
Series 2023-3A, Class D, 9.44%, 9/20/2040 (a)	4,802	4,808
Soundview Home Loan Trust Series 2007-OPT1, Class 2A1, 5.54%, 6/25/2037 (i)	722	453
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	560	489
Theorem Funding Trust Series 2022-2A, Class A, 6.06%, 12/15/2028 (a)	8,884	8,828
Tricolor Auto Securitization Trust
Series 2020-1A, Class C, 8.25%, 11/15/2026 ‡ (a)	13,030	13,043
Series 2022-1A, Class E, 7.79%, 8/16/2027 (a)	5,290	5,078
Tricon American Homes Trust Series 2019-SFR1, Class F, 3.75%, 3/17/2038 (a)	6,796	6,228

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024	94	93
Series 2013-1, Class A, 4.30%, 8/15/2025	376	362
Series 2016-2, Class B, 3.65%, 10/7/2025	944	884
Series 2014-1, Class A, 4.00%, 4/11/2026	1,944	1,833
Series 2014-2, Class A, 3.75%, 9/3/2026	323	303
Series 2016-1, Class AA, 3.10%, 7/7/2028	903	808
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,202	1,055
Series 2016-2, Class A, 3.10%, 10/7/2028	671	565
Series 2018-1, Class AA, 3.50%, 3/1/2030	9,118	8,144
Series 2018-1, Class A, 3.70%, 3/1/2030	944	805
Series 2019-1, Class AA, 4.15%, 8/25/2031	1,186	1,065
Series 2019-1, Class A, 4.55%, 8/25/2031	1,414	1,221
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,506	1,234
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (a)	19,203	18,915
US Auto Funding Series 2021-1A, Class D, 4.36%, 3/15/2027 (a)	10,500	4,831
US Auto Funding Trust Series 2022-1A, Class D, 9.14%, 7/15/2027 ‡ (a)	16,000	4,800
USASF Receivables LLC Series 2020-1A, Class D, 9.35%, 3/15/2027 (a)	2,614	2,614
VCAT LLC Series 2021-NPL3, Class A1, 1.74%, 5/25/2051 (a) (h)	3,158	2,973
Verdant Receivables LLC Series 2023-1A, Class A2, 6.24%, 1/13/2031 (a)	17,374	17,349
Veros Auto Receivables Trust Series 2022-1, Class D, 7.23%, 7/16/2029 (a)	3,750	3,663
vMobo, Inc., 9.46%, 7/18/2027 ‡	55,000	50,875
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (h)	14,021	13,373
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (h)	9,690	9,121
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (a) (h)	4,827	4,675
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (h)	18,953	18,131
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (h)	11,379	10,723
Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 (a)	1,773	1,672
Westgate Resorts LLC
Series 2020-1A, Class C, 6.21%, 3/20/2034 (a)	2,840	2,813
Series 2023-1A, Class C, 7.49%, 12/20/2037 (a)	3,580	3,533
Westlake Automobile Receivables Trust
Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	18,976	18,739
Series 2023-4A, Class D, 7.19%, 7/16/2029 (a)	15,900	16,027
Total Asset-Backed Securities (Cost $3,053,201)		2,865,531
U.S. Treasury Obligations — 13.7%
U.S. Treasury Bonds
4.50%, 8/15/2039	40,144	39,779
1.13%, 5/15/2040	96,228	57,045
1.13%, 8/15/2040	109,111	64,120
4.75%, 2/15/2041	47,175	47,756
2.25%, 5/15/2041	64,715	45,760
4.38%, 5/15/2041	47,554	45,879
3.13%, 11/15/2041	40,953	33,162
2.75%, 11/15/2042	45,060	33,913
4.00%, 11/15/2042	92,968	84,547
3.63%, 8/15/2043	11,821	10,148

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
3.75%, 11/15/2043	63,896	55,774
3.38%, 5/15/2044	47,111	38,712
2.50%, 2/15/2045	66,979	46,977
3.00%, 5/15/2045	11,367	8,709
2.88%, 8/15/2045	61,020	45,624
2.38%, 11/15/2049	190,374	125,870
1.88%, 2/15/2051	30,232	17,578
2.38%, 5/15/2051	218,093	143,277
2.25%, 2/15/2052	28,956	18,448
U.S. Treasury Notes
2.00%, 8/15/2025 (l)	11,603	11,071
1.63%, 5/15/2026	10,590	9,875
1.13%, 10/31/2026 (l)	220,745	200,792
0.50%, 5/31/2027	67,275	58,821
0.50%, 8/31/2027	183,364	158,925
1.25%, 9/30/2028	187,558	162,487
2.38%, 3/31/2029	86,583	78,490
1.88%, 2/15/2032	102,743	85,240
2.75%, 8/15/2032	157,794	139,345
4.13%, 11/15/2032	189,025	185,562
U.S. Treasury STRIPS Bonds
2.62%, 5/15/2032 (m)	71,295	48,999
1.77%, 8/15/2032 (m)	25,728	17,469
2.14%, 5/15/2033 (m)	147,454	96,402
4.82%, 11/15/2033 (m)	30,160	19,232
4.70%, 5/15/2040 (m)	63,558	28,523
3.08%, 8/15/2040 (m)	37,081	16,389
3.00%, 8/15/2041 (m)	129,383	54,318
3.87%, 2/15/2042 (m)	10,407	4,264
3.57%, 5/15/2042 (m)	18,492	7,485
3.70%, 11/15/2042 (m)	7,625	3,009
2.35%, 11/15/2043 (m)	24,977	9,415
Total U.S. Treasury Obligations (Cost $2,875,723)		2,359,191
Commercial Mortgage-Backed Securities — 10.8%
20 Times Square Trust Series 2018-20TS, Class F, 3.20%, 5/15/2035 (a) (i)	23,414	16,509
Acrc 5.25%, 11/15/2026 ‡	40,000	35,400
Ansions At Tech Par 5.95%, 4/15/2029 ‡ (i)	12,000	11,280
Areit Frn 2.75%, 8/17/2026 ‡ (a) (i)	30,000	28,875
BAMLL Re-REMIC Trust
Series 2014-FRR5, Class BK37, PO, 1/27/2047 ‡ (a)	9,707	9,582
Series 2014-FRR5, Class AK37, 1.74%, 1/27/2047 (a) (i)	15,115	14,864
Series 2014-FRR8, Class A, 1.91%, 11/26/2047 (a) (i)	11,649	11,017
BAMLL RE-Remic Trust Series 2014-FRR8, Class C, 0.00%, 11/26/2047 ‡ (a) (i)	8,501	7,813
BANK Series 2019-BN19, Class A3, 3.18%, 8/15/2061	9,707	8,264
BBCCRE Trust Series 2015-GTP, Class A, 3.97%, 8/10/2033 (a)	9,126	8,384
BB-UBS Trust
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	13,515	12,159

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2012-SHOW, Class E, 4.16%, 11/5/2036 (a) (i)	14,530	12,186
BMD2 Re-Remic Trust
Series 2019-FRR1, Class 1A1, 7.94%, 5/25/2052 (a) (i)	3,341	3,334
Series 2019-FRR1, Class 1A5, 9.64%, 5/25/2052 (a) (i)	1,846	1,820
BWAY Mortgage Trust Series 2013-1515, Class F, 4.06%, 3/10/2033 (a) (i)	4,854	4,074
BX
Series 2021-MFM1, Class E, 7.69%, 1/15/2034 (a) (i)	2,418	2,302
Series 2021-MFM1, Class F, 8.44%, 1/15/2034 (a) (i)	1,488	1,423
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class DK45, 0.00%, 2/28/2025 (a)	10,678	9,358
Series 2021-FRR1, Class CK45, 1.37%, 2/28/2025 (a) (i)	12,746	11,660
Series 2021-FRR1, Class CKW1, 0.00%, 1/29/2026 (a)	8,737	7,171
Series 2021-FRR1, Class BK54, 0.00%, 2/28/2026 (a)	21,871	18,112
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 (a)	6,795	5,509
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 (a)	2,800	2,218
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	12,231	7,572
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	11,736	7,523
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	14,852	8,604
Series 2021-FRR1, Class BK58, 2.45%, 9/29/2029 (a) (i)	10,863	9,212
CFCRE Commercial Mortgage Trust Series 2011-C2, Class D, 5.08%, 12/15/2047 (a) (i)	2,696	2,467
Citigroup Commercial Mortgage Trust Series 2020-GC46, Class A5, 2.72%, 2/15/2053	46,253	38,493
Commercial Mortgage Trust
Series 2018-HOME, Class A, 3.94%, 4/10/2033 (a) (i)	23,201	20,878
Series 2020-CBM, Class D, 3.75%, 2/10/2037 (a) (i)	8,494	7,891
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	7,797	7,477
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	6,655	6,384
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.05%, 1/15/2049 (a) (i)	9,248	—
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4, 3.72%, 8/15/2048	11,944	11,424
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	14,756	8,250
FHLMC Series K753, Class A2, 4.40%, 10/25/2030	23,410	22,621
FHLMC, Multi-Family Structured Credit Risk
Series 2023-MN7, Class M2, 11.03%, 9/25/2043 ‡ (a) (i)	11,110	11,166
Series 2021-MN1, Class M2, 9.08%, 1/25/2051 (a) (i)	29,641	27,806
Series 2021-MN3, Class M1, 7.63%, 11/25/2051 (a) (i)	3,719	3,607
Series 2021-MN3, Class M2, 9.33%, 11/25/2051 (a) (i)	3,508	3,214
Series 2022-MN4, Class M2, 11.83%, 5/25/2052 (a) (i)	6,067	6,199
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC02, Class A2, 3.37%, 7/25/2025	26,228	25,443
Series KS07, Class A2, 2.74%, 9/25/2025	20,968	19,995
Series KJ17, Class A2, 2.98%, 11/25/2025	6,333	6,148
Series KS06, Class A2, 2.72%, 7/25/2026	9,785	9,269
Series K058, Class AM, 2.72%, 8/25/2026 (i)	19,415	18,249
Series K061, Class AM, 3.44%, 11/25/2026 (i)	9,719	9,305
Series K063, Class AM, 3.51%, 1/25/2027 (i)	24,861	23,777
Series K065, Class A2, 3.24%, 4/25/2027	6,439	6,111
Series KJ26, Class A2, 2.61%, 7/25/2027	14,380	13,576
Series K070, Class A2, 3.30%, 11/25/2027 (i)	5,868	5,545
Series W5FX, Class AFX, 3.34%, 4/25/2028 (i)	9,620	8,954

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series KL05, Class X1P, IO, 1.02%, 6/25/2029 (i)	170,657	7,224
Series KS11, Class AFX2, 2.65%, 6/25/2029	48,537	43,503
Series K152, Class A2, 3.08%, 1/25/2031	8,584	7,614
Series K128, Class X3, IO, 2.88%, 4/25/2031 (i)	12,474	1,896
Series K142, Class AM, 2.40%, 3/25/2032	21,356	17,547
Series K145, Class A2, 2.58%, 5/25/2032	18,119	15,144
Series K146, Class A2, 2.92%, 6/25/2032	13,105	11,247
Series K-152, Class A2, 3.78%, 11/25/2032 (i)	34,000	31,077
Series K-153, Class A2, 3.82%, 12/25/2032 (i)	24,269	22,222
Series K-160, Class A2, 4.50%, 8/25/2033 (i)	34,000	32,736
Series KX04, Class XFX, IO, 1.70%, 1/25/2034 (i)	165,438	9,616
Series K-1515, Class A2, 1.94%, 2/25/2035	34,947	25,543
Series K-1520, Class X3, IO, 3.20%, 4/25/2039 (i)	4,320	1,015
Series K146, Class AM, 2.92%, 6/25/2054	12,620	10,725
Series Q014, Class X, IO, 2.79%, 10/25/2055 (i)	21,554	3,401
FNMA ACES
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (i)	347	345
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (i)	3,681	3,613
Series 2015-M1, Class A2, 2.53%, 9/25/2024	8,017	7,818
Series 2015-M7, Class A2, 2.59%, 12/25/2024	7,019	6,817
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (i)	9,431	9,142
Series 2015-M5, Class A1, 2.96%, 3/25/2025 (i)	12,766	12,330
Series 2015-M13, Class A2, 2.79%, 6/25/2025 (i)	1,176	1,133
Series 2016-M6, Class A2, 2.49%, 5/25/2026	7,083	6,670
Series 2016-M7, Class A2, 2.50%, 9/25/2026	5,480	5,153
Series 2017-M1, Class A2, 2.50%, 10/25/2026 (i)	7,597	7,105
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (i)	12,260	11,451
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (i)	5,477	5,198
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (i)	7,888	7,438
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (i)	26,590	24,784
Series 2018-M7, Class A2, 3.13%, 3/25/2028 (i)	26,717	24,905
Series 2018-M4, Class A2, 3.17%, 3/25/2028 (i)	8,325	7,788
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (i)	20,243	19,077
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (i)	33,519	31,730
Series 2019-M1, Class A2, 3.66%, 9/25/2028 (i)	48,531	45,994
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	5,499	4,830
Series 2020-M38, Class X2, IO, 2.10%, 11/25/2028 (i)	35,062	2,186
Series 2019-M7, Class A2, 3.14%, 4/25/2029	16,479	15,200
Series 2017-M5, Class A2, 3.17%, 4/25/2029 (i)	20,623	19,106
Series 2019-M12, Class A2, 2.89%, 6/25/2029 (i)	26,520	24,180
Series 2018-M3, Class A2, 3.17%, 2/25/2030 (i)	6,047	5,506
Series 2020-M50, Class A2, 1.20%, 10/25/2030	5,665	5,047
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (i)	80,873	5,076
Series 2022-M2S, Class A2, 3.88%, 8/25/2032 (i)	13,688	12,532
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (i)	32,285	30,881
Series 2023-M1S, Class A2, 4.66%, 4/25/2033 (i)	6,868	6,617
FREMF Mortgage Trust
Series 2017-K727, Class C, 3.88%, 7/25/2024 (a) (i)	3,106	3,042

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-KL2B, Class CB, 3.83%, 1/25/2025 (a) (i)	8,477	7,742
Series 2018-KL3W, Class CW, 4.23%, 8/25/2025 (a) (i)	19,415	18,017
Series 2017-KL1P, Class BP, 3.48%, 10/25/2025 (a) (i)	12,894	11,860
Series 2018-KSL1, Class C, 3.98%, 11/25/2025 ‡ (a) (i)	16,536	14,992
Series 2018-KBX1, Class C, 3.69%, 1/25/2026 (a) (i)	7,281	6,139
Series 2018-KHG1, Class C, 3.95%, 12/25/2027 (a) (i)	32,247	28,413
Series 2018-KW06, Class C, 0.00%, 6/25/2028 (a)	12,112	8,620
Series 2018-KW06, Class X2A, IO, 0.10%, 6/25/2028 (a)	126,892	365
Series 2018-KW06, Class X2B, IO, 0.10%, 6/25/2028 (a)	16,149	58
Series 2019-KBF3, Class C, 10.18%, 1/25/2029 (a) (i)	23,041	21,407
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (a)	11,274	9,660
Series 2019-KL05, Class BHG, 4.52%, 2/25/2029 ‡ (a) (i)	3,500	3,042
Series 2018-KW07, Class C, PO, 10/25/2031 ‡ (a)	12,620	7,541
Series 2018-KW07, Class X2A, IO, 0.10%, 10/25/2031 (a)	144,914	410
Series 2018-KW07, Class X2B, IO, 0.10%, 10/25/2031 (a)	16,457	64
Series 2019-KW10, Class B, 3.76%, 10/25/2032 (a) (i)	8,902	7,743
Series 2014-K38, Class C, 4.78%, 6/25/2047 (a) (i)	4,611	4,560
Series 2014-K39, Class C, 4.26%, 8/25/2047 (a) (i)	6,795	6,672
Series 2014-K40, Class C, 4.19%, 11/25/2047 (a) (i)	8,292	8,123
Series 2015-K45, Class B, 3.73%, 4/25/2048 (a) (i)	8,659	8,402
Series 2015-K46, Class C, 3.82%, 4/25/2048 (a) (i)	3,441	3,322
Series 2015-K48, Class B, 3.77%, 8/25/2048 (a) (i)	15,614	15,024
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (i)	2,670	2,575
Series 2016-K55, Class B, 4.30%, 4/25/2049 (a) (i)	9,707	9,334
Series 2016-K56, Class B, 4.09%, 6/25/2049 (a) (i)	3,445	3,290
Series 2017-K68, Class B, 3.97%, 10/25/2049 (a) (i)	9,147	8,546
Series 2016-K59, Class B, 3.70%, 11/25/2049 (a) (i)	4,576	4,312
Series 2017-K61, Class C, 3.82%, 12/25/2049 (a) (i)	5,189	4,831
Series 2017-K63, Class B, 4.01%, 2/25/2050 (a) (i)	11,547	10,904
Series 2017-K63, Class C, 4.01%, 2/25/2050 (a) (i)	4,854	4,538
Series 2018-K74, Class B, 4.23%, 2/25/2051 (a) (i)	9,707	9,068
Series 2019-K98, Class B, 3.86%, 10/25/2052 (a) (i)	10,678	9,582
FRR Re-REMIC Trust
Series 2018-C1, Class BK43, 2.75%, 2/27/2048 (a) (i)	7,766	7,270
Series 2018-C1, Class AK43, 2.86%, 2/27/2048 (a) (i)	4,854	4,580
Series 2018-C1, Class A725, 2.27%, 2/27/2050 (a) (i)	3,000	2,946
Series 2018-C1, Class B725, 2.58%, 2/27/2050 (a) (i)	6,485	6,343
GS Mortgage Securities Trust Series 2019-GC38, Class A4, 3.97%, 2/10/2052	30,190	27,501
Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025 ‡	26,750	25,145
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	15,794	14,918
JPMCC Re-REMIC Trust
Series 2015-FRR2, Class BK39, PO, 8/27/2047 ‡ (a)	3,927	3,694
Series 2015-FRR2, Class AK39, 2.70%, 8/27/2047 (a) (i)	10,290	9,796
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-CB11, Class X1, IO, 0.22%, 8/12/2037 (a) (i)	2,261	2
MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 8.04%, 4/15/2038 (a) (i)	21,850	21,124
MRCD MARK Mortgage Trust Series 2019-PARK, Class F, 2.72%, 12/15/2036 (a)	40,772	22,210
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 8.69%, 10/25/2049 (a) (i)	27,202	25,949

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-01, Class M10, 9.19%, 3/25/2050 (a) (i)	45,444	43,428
Series 2023-01, Class M10, 11.83%, 11/25/2053 (a) (i)	56,430	57,064
NW Re-REMIC TRUST Series 2021-FRR1, Class BK88, 2.66%, 12/18/2051 (a) (i)	8,882	6,856
P -stlb Series 2019-STL B9.25%, 10/11/2026 ‡	18,500	17,714
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.36%, 2/13/2053 (a) (i)	60,336	3,372
Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	36,413	29,012
Series RR Trust
Series 2015-1, Class A, PO, 4/26/2048 (a)	3,000	2,721
Series 2015-1, Class B, PO, 4/26/2048 (a)	18,444	16,608
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	69	64
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA, IO, 0.91%, 5/10/2063 (a) (i)	946	—
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	7,376	7,066
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.19%, 3/15/2045 (a) (i)	6,446	4,736
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (a)	20,227	15,442
Total Commercial Mortgage-Backed Securities (Cost $2,005,408)		1,848,395
Collateralized Mortgage Obligations — 3.6%
Alternative Loan Trust
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	3	3
Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	9	9
Series 2004-22CB, Class 1A1, 6.00%, 10/25/2034	237	234
Series 2005-23CB, Class A2, 5.50%, 7/25/2035	135	110
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	509	384
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	295	169
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	116	60
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (i)	1	1
Anchor Mortgage Trust Series 2021-1, Class A2, 3.65%, 10/25/2026 (a) (h)	12,481	11,682
Banc of America Alternative Loan Trust Series 2004-6, Class 4A1, 5.00%, 7/25/2019	9	7
Banc of America Funding Trust
Series 2005-5, Class 3A5, 5.50%, 8/25/2035	906	859
Series 2005-7, Class 30, PO, 11/25/2035	21	21
Banc of America Mortgage Trust Series 2004-F, Class 1A1, 5.27%, 7/25/2034 (i)	53	47
Bear Stearns ARM Trust Series 2003-7, Class 3A, 5.00%, 10/25/2033 (i)	10	9
Bear Stearns Mortgage Securities, Inc. Series 1997-6, Class 1A, 7.24%, 3/25/2031 (i)	—	—
Chase Mortgage Finance Trust Series 2007-A2, Class 2A1, 5.49%, 6/25/2035 (i)	277	267
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	4	2
Series 2004-3, Class A25, 5.75%, 4/25/2034	64	60
Series 2004-5, Class 2A9, 5.25%, 5/25/2034	75	72
Series 2005-22, Class 2A1, 4.64%, 11/25/2035 (i)	162	128
Citigroup Mortgage Loan Trust
Series 2004-UST1, Class A3, 6.10%, 8/25/2034 (i)	27	25
Series 2004-HYB4, Class AA, 5.79%, 12/25/2034 (i)	18	16
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland) Series 2005-7, Class 5A1, 4.75%, 8/25/2020	1	—
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 6A13, 5.50%, 11/25/2035	195	77
Series 2005-10, Class 10A4, 6.00%, 11/25/2035	195	53

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
CSMC Trust
Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (a) (i)	6,841	6,676
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (a) (h)	16,941	16,523
CVS Pass-Through Trust
Series 2009, 8.35%, 7/10/2031 (a)	215	234
5.77%, 1/10/2033 (a)	277	265
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 4A, PO, 6/25/2035	6	5
FHLMC, REMIC
Series 1628, Class LZ, 6.50%, 12/15/2023	—	—
Series 2756, Class NA, 5.00%, 2/15/2024	1	1
Series 1671, Class I, 7.00%, 2/15/2024	—	—
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (i)	—	—
Series 1695, Class G, IF, 17.90%, 3/15/2024 (i)	—	—
Series 1710, Class GB, HB, IF, 26.96%, 4/15/2024 (i)	—	—
Series 2989, Class TG, 5.00%, 6/15/2025	15	15
Series 3005, Class ED, 5.00%, 7/15/2025	29	29
Series 4030, Class IL, IO, 3.50%, 4/15/2027	199	6
Series 4060, Class TB, 2.50%, 6/15/2027	3,883	3,676
Series 2022, Class PE, 6.50%, 1/15/2028	4	4
Series 2036, Class PG, 6.50%, 1/15/2028	34	34
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	7	1
Series 2091, Class PG, 6.00%, 11/15/2028	94	94
Series 2116, Class ZA, 6.00%, 1/15/2029	22	22
Series 2148, Class ZA, 6.00%, 4/15/2029	7	7
Series 2995, Class FT, 5.69%, 5/15/2029 (i)	38	37
Series 2530, Class SK, IF, IO, 2.66%, 6/15/2029 (i)	114	5
Series 2201, Class C, 8.00%, 11/15/2029	15	16
Series 3648, Class CY, 4.50%, 3/15/2030	183	179
Series 3737, Class DG, 5.00%, 10/15/2030	31	30
Series 2293, Class ZA, 6.00%, 3/15/2031	33	33
Series 2310, Class Z, 6.00%, 4/15/2031	5	5
Series 2313, Class LA, 6.50%, 5/15/2031	2	2
Series 2325, Class JO, PO, 6/15/2031	26	23
Series 2330, Class PE, 6.50%, 6/15/2031	61	62
Series 2410, Class QB, 6.25%, 2/15/2032	156	156
Series 2534, Class SI, IF, 6.92%, 2/15/2032 (i)	17	18
Series 2427, Class GE, 6.00%, 3/15/2032	299	301
Series 2430, Class WF, 6.50%, 3/15/2032	198	203
Series 2594, Class IV, IO, 7.00%, 3/15/2032	34	3
Series 2643, Class SA, IF, 10.15%, 3/15/2032 (i)	5	6
Series 2466, Class DH, 6.50%, 6/15/2032	21	21
Series 4146, Class KI, IO, 3.00%, 12/15/2032	2,333	210
Series 2543, Class YX, 6.00%, 12/15/2032	127	128
Series 2557, Class HL, 5.30%, 1/15/2033	71	70
Series 2586, IO, 6.50%, 3/15/2033	128	11
Series 2610, Class UI, IO, 6.50%, 5/15/2033	103	18
Series 2764, Class S, IF, 0.15%, 7/15/2033 (i)	15	14
Series 2656, Class AC, 6.00%, 8/15/2033	43	43

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2733, Class SB, IF, 3.12%, 10/15/2033 (i)	141	131
Series 3005, Class PV, IF, 4.18%, 10/15/2033 (i)	1	1
Series 2699, Class W, 5.50%, 11/15/2033	107	106
Series 3611, PO, 7/15/2034	30	26
Series 2845, Class QH, 5.00%, 8/15/2034	81	79
Series 2912, Class EH, 5.50%, 1/15/2035	432	431
Series 3059, Class B, 5.00%, 2/15/2035	1	1
Series 2980, Class QB, 6.50%, 5/15/2035	15	15
Series 3031, Class BN, IF, 0.24%, 8/15/2035 (i)	198	200
Series 3117, Class EO, PO, 2/15/2036	56	47
Series 3134, PO, 3/15/2036	18	14
Series 3152, Class MO, PO, 3/15/2036	119	100
Series 3184, Class YO, PO, 3/15/2036	239	193
Series 3138, PO, 4/15/2036	20	17
Series 3187, Class Z, 5.00%, 7/15/2036	524	517
Series 3542, Class TN, IF, 6.00%, 7/15/2036 (i)	11	11
Series 3201, Class IN, IF, IO, 0.81%, 8/15/2036 (i)	94	5
Series 3202, Class HI, IF, IO, 1.21%, 8/15/2036 (i)	393	32
Series 3855, Class AM, 6.50%, 11/15/2036	76	77
Series 3274, Class B, 6.00%, 2/15/2037	52	52
Series 3292, Class DO, PO, 3/15/2037	29	25
Series 3305, Class IW, IF, IO, 1.01%, 4/15/2037 (i)	146	4
Series 3306, Class TC, IF, 7.65%, 4/15/2037 (i)	10	10
Series 3306, Class TB, IF, 8.19%, 4/15/2037 (i)	11	12
Series 3331, PO, 6/15/2037	24	20
Series 3605, Class NC, 5.50%, 6/15/2037	292	292
Series 3383, Class OP, PO, 11/15/2037	45	37
Series 3409, Class DB, 6.00%, 1/15/2038	281	286
Series 3546, Class A, 5.10%, 2/15/2039 (i)	37	37
Series 3531, Class SM, IF, IO, 0.66%, 5/15/2039 (i)	11	1
Series 3572, Class JS, IF, IO, 1.36%, 9/15/2039 (i)	42	2
Series 3592, Class BZ, 5.00%, 10/15/2039	1,254	1,235
Series 3609, Class SA, IF, IO, 0.90%, 12/15/2039 (i)	251	12
Series 3610, Class CA, 4.50%, 12/15/2039	108	103
Series 3653, Class HJ, 5.00%, 4/15/2040	55	54
Series 3677, Class PB, 4.50%, 5/15/2040	716	695
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (i)	90	90
Series 4796, Class CZ, 4.00%, 5/15/2048	11,634	10,540
Series 4830, Class WZ, 4.00%, 9/15/2048	11,353	10,278
Series 5354, PO, 10/25/2053	5,741	4,418
FHLMC, STRIPS
Series 186, PO, 8/1/2027	43	40
Series 262, Class 35, 3.50%, 7/15/2042	1,656	1,521
Series 279, Class 35, 3.50%, 9/15/2042	422	387
Series 323, Class 300, 3.00%, 1/15/2044	1,589	1,421
Series 334, Class 300, 3.00%, 8/15/2044	1,560	1,386
Series 406, PO, 10/25/2053	19,613	14,727
FHLMC, Structured Pass-Through Certificates, Whole Loan Series T-76, Class 2A, 2.33%, 10/25/2037 (i)	187	159

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1, 5.94%, 9/25/2034 (i)	33	31
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.74%, 12/25/2034 (i)	43	40
FNMA Trust, Whole Loan
Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	7	6
Series 2003-W6, Class 1A41, 5.40%, 10/25/2042	78	76
Series 2004-W2, Class 1A, 6.00%, 2/25/2044	90	89
Series 2004-W9, Class 1A3, 6.05%, 2/25/2044	176	172
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	24	24
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	54	54
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	100	99
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, IO, 0.49%, 8/25/2041 (i)	6,751	46
Series 2002-T4, IO, 0.40%, 12/25/2041 (i)	15,944	130
Series 2002-T4, Class A2, 7.00%, 12/25/2041	185	190
Series 2002-T4, Class A4, 9.50%, 12/25/2041	323	343
Series 2002-T19, Class A1, 6.50%, 7/25/2042	267	268
Series 2002-T16, Class A2, 7.00%, 7/25/2042	311	320
Series 2004-T2, Class 1A3, 7.00%, 11/25/2043	100	102
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	105	107
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	128	128
Series 2004-T3, Class 14, IO, 0.61%, 2/25/2044 (i)	2,314	26
FNMA, REMIC
Series 1993-247, Class SM, IF, 4.25%, 12/25/2023 (i)	—	—
Series 1993-255, Class E, 7.10%, 12/25/2023	—	—
Series 1994-29, Class Z, 6.50%, 2/25/2024	1	1
Series 1994-65, Class PK, PO, 4/25/2024	—	—
Series 1997-20, Class D, 7.00%, 3/17/2027	14	14
Series 1997-11, Class E, 7.00%, 3/18/2027	4	4
Series 1997-27, Class J, 7.50%, 4/18/2027	3	3
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	416	13
Series 1997-42, Class EG, 8.00%, 7/18/2027	21	22
Series 1997-63, Class ZA, 6.50%, 9/18/2027	10	10
Series 2013-13, Class IK, IO, 2.50%, 3/25/2028	1,893	69
Series 1999-47, Class JZ, 8.00%, 9/18/2029	72	74
Series 2000-8, Class Z, 7.50%, 2/20/2030	43	44
Series 2001-36, Class ST, IF, IO, 3.06%, 11/25/2030 (i)	55	4
Series 2001-14, Class Z, 6.00%, 5/25/2031	29	28
Series 2001-16, Class Z, 6.00%, 5/25/2031	38	37
Series 2001-72, Class SB, IF, IO, 2.06%, 12/25/2031 (i)	134	5
Series 2001-81, Class HE, 6.50%, 1/25/2032	241	244
Series 2002-19, Class SC, IF, 4.66%, 3/17/2032 (i)	10	10
Series 2002-56, Class PE, 6.00%, 9/25/2032	311	313
Series 2002-86, Class PG, 6.00%, 12/25/2032	200	202
Series 2012-148, Class IE, IO, 3.00%, 1/25/2033	2,358	227
Series 2003-25, Class KP, 5.00%, 4/25/2033	620	603
Series 2003-22, Class Z, 6.00%, 4/25/2033	157	158
Series 2003-47, Class PE, 5.75%, 6/25/2033	205	205
Series 2003-64, Class SX, IF, 0.16%, 7/25/2033 (i)	12	11

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-91, Class SD, IF, 3.43%, 9/25/2033 (i)	3	3
Series 2003-130, Class HZ, 6.00%, 1/25/2034	5,310	5,368
Series 2004-72, Class F, 5.94%, 9/25/2034 (i)	38	38
Series 2005-19, Class PB, 5.50%, 3/25/2035	1,196	1,182
Series 2005-42, Class PS, IF, 3.39%, 5/25/2035 (i)	2	2
Series 2005-51, Class MO, PO, 6/25/2035	16	9
Series 2005-53, Class CS, IF, IO, 1.26%, 6/25/2035 (i)	178	6
Series 2005-65, Class KO, PO, 8/25/2035	35	31
Series 2005-72, Class WS, IF, IO, 1.31%, 8/25/2035 (i)	72	4
Series 2005-90, Class ES, IF, 3.27%, 10/25/2035 (i)	21	21
Series 2005-84, Class XM, 5.75%, 10/25/2035	40	40
Series 2005-106, Class US, IF, 4.61%, 11/25/2035 (i)	17	17
Series 2006-9, Class KZ, 6.00%, 3/25/2036	125	124
Series 2006-22, Class AO, PO, 4/25/2036	66	55
Series 2006-27, Class OB, PO, 4/25/2036	524	416
Series 2006-27, Class OH, PO, 4/25/2036	18	15
Series 2006-20, Class IB, IF, IO, 1.15%, 4/25/2036 (i)	117	10
Series 2011-19, Class ZY, 6.50%, 7/25/2036	115	118
Series 2006-77, Class PC, 6.50%, 8/25/2036	79	80
Series 2006-110, PO, 11/25/2036	61	51
Series 2006-128, PO, 1/25/2037	62	51
Series 2007-10, Class Z, 6.00%, 2/25/2037	17	17
Series 2007-22, Class SC, IF, IO, 0.64%, 3/25/2037 (i)	21	—
Series 2007-54, Class IB, IF, IO, 0.97%, 6/25/2037 (i)	2,042	155
Series 2007-109, Class YI, IF, IO, 1.01%, 12/25/2037 (i)	1,053	79
Series 2008-91, Class SI, IF, IO, 0.56%, 3/25/2038 (i)	224	8
Series 2010-70, Class SA, IF, IO, 6.00%, 4/25/2038 (i)	412	62
Series 2008-62, Class SM, IF, IO, 0.76%, 7/25/2038 (i)	371	14
Series 2009-29, Class LA, 1.19%, 5/25/2039 (i)	195	159
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	126	22
Series 2009-112, Class ST, IF, IO, 0.81%, 1/25/2040 (i)	208	17
Series 2009-112, Class SW, IF, IO, 0.81%, 1/25/2040 (i)	136	9
Series 2010-10, Class NT, 5.00%, 2/25/2040	490	480
Series 2010-49, Class SC, IF, 1.77%, 3/25/2040 (i)	77	74
Series 2010-35, Class SB, IF, IO, 0.98%, 4/25/2040 (i)	217	14
Series 2010-129, Class PZ, 4.50%, 11/25/2040	1,114	952
Series 2011-126, Class KB, 4.00%, 12/25/2041	7,781	7,380
Series 2016-33, Class JA, 3.00%, 7/25/2045	7,932	7,160
Series 2016-38, Class NA, 3.00%, 1/25/2046	6,118	5,436
Series 2007-71, Class GZ, 6.00%, 7/25/2047	89	91
Series 2019-20, Class H, 3.50%, 5/25/2049	6,258	5,519
FNMA, REMIC Trust, Whole Loan
Series 2002-W7, Class 1, IO, 0.88%, 6/25/2029 (i)	2,486	49
Series 2001-W3, Class A, 4.87%, 9/25/2041 (i)	104	100
Series 2002-W10, IO, 0.90%, 8/25/2042 (i)	1,381	39
Series 2003-W4, Class 2A, 5.16%, 10/25/2042 (i)	53	52
Series 2004-W11, Class 11, IO, 0.35%, 5/25/2044 (i)	7,419	70
FNMA, REMIC, Whole Loan Series 2009-89, Class A1, 5.41%, 5/25/2035	27	26

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FNMA, STRIPS
Series 266, Class 2, IO, 7.50%, 8/25/2024	—	—
Series 313, Class 1, PO, 6/25/2031	242	211
Series 380, Class S36, IF, IO, 2.46%, 7/25/2037 (i)	71	9
Series 383, Class 68, IO, 6.50%, 9/25/2037	43	10
Series 383, Class 86, IO, 7.00%, 9/25/2037 (i)	27	5
Series 383, Class 69, IO, 6.50%, 10/25/2037 (i)	61	11
GMACM Mortgage Loan Trust
Series 2003-J10, Class A1, 4.75%, 1/25/2019	11	10
Series 2005-AR3, Class 3A4, 3.87%, 6/19/2035 (i)	27	25
GNMA
Series 2014-60, Class W, 4.16%, 2/20/2029 (i)	224	218
Series 2003-18, Class PG, 5.50%, 3/20/2033	251	250
Series 2003-52, Class SB, IF, 2.02%, 6/16/2033 (i)	30	29
Series 2003-101, Class SK, IF, IO, 1.12%, 10/17/2033 (i)	425	—
Series 2004-2, Class SA, IF, 0.61%, 1/16/2034 (i)	120	117
Series 2004-19, Class KE, 5.00%, 3/16/2034	1,014	1,005
Series 2004-86, Class SP, IF, IO, 0.65%, 9/20/2034 (i)	126	3
Series 2004-90, Class SI, IF, IO, 0.65%, 10/20/2034 (i)	187	9
Series 2010-31, Class SK, IF, IO, 0.65%, 11/20/2034 (i)	127	5
Series 2004-105, Class SN, IF, IO, 0.65%, 12/20/2034 (i)	439	9
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	29	4
Series 2006-26, Class S, IF, IO, 1.05%, 6/20/2036 (i)	311	12
Series 2006-33, Class PK, 6.00%, 7/20/2036	101	102
Series 2009-81, Class A, 5.75%, 9/20/2036	56	56
Series 2007-7, Class EI, IF, IO, 0.75%, 2/20/2037 (i)	462	17
Series 2007-9, Class CI, IF, IO, 0.75%, 3/20/2037 (i)	288	13
Series 2007-17, Class JO, PO, 4/16/2037	35	29
Series 2007-16, Class KU, IF, IO, 1.20%, 4/20/2037 (i)	307	15
Series 2007-22, Class PK, 5.50%, 4/20/2037	488	488
Series 2007-26, Class SC, IF, IO, 0.75%, 5/20/2037 (i)	98	3
Series 2007-24, Class SA, IF, IO, 1.06%, 5/20/2037 (i)	457	22
Series 2009-16, Class SJ, IF, IO, 1.35%, 5/20/2037 (i)	468	20
Series 2008-34, Class OC, PO, 6/20/2037	97	88
Series 2009-106, Class XL, IF, IO, 1.30%, 6/20/2037 (i)	151	8
Series 2009-79, Class OK, PO, 11/16/2037	71	61
Series 2007-67, Class SI, IF, IO, 1.06%, 11/20/2037 (i)	94	3
Series 2008-40, Class SA, IF, IO, 0.96%, 5/16/2038 (i)	331	18
Series 2008-40, Class PS, IF, IO, 1.06%, 5/16/2038 (i)	143	6
Series 2008-50, Class SA, IF, IO, 0.78%, 6/20/2038 (i)	671	30
Series 2008-49, Class PH, 5.25%, 6/20/2038	496	492
Series 2008-55, Class PL, 5.50%, 6/20/2038	458	456
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	187	11
Series 2009-75, Class IY, IO, 5.50%, 6/20/2039	188	8
Series 2009-72, Class SM, IF, IO, 0.81%, 8/16/2039 (i)	168	9
Series 2010-157, Class OP, PO, 12/20/2040	147	121
Series 2015-157, Class GA, 3.00%, 1/20/2045	288	264
Series 2012-H11, Class FA, 6.14%, 2/20/2062 (i)	1,426	1,423

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2012-H18, Class FA, 5.99%, 8/20/2062 (i)	240	239
Series 2013-H04, Class BA, 1.65%, 2/20/2063	5	5
Series 2013-H20, Class FB, 6.44%, 8/20/2063 (i)	468	469
Series 2013-H23, Class FA, 6.74%, 9/20/2063 (i)	748	752
Series 2015-H02, Class HA, 2.50%, 1/20/2065	1,208	1,174
Series 2015-H04, Class FL, 5.91%, 2/20/2065 (i)	3,645	3,626
Series 2015-H23, Class FB, 5.96%, 9/20/2065 (i)	3,850	3,831
Series 2015-H32, Class FH, 6.10%, 12/20/2065 (i)	437	436
Series 2016-H16, Class FD, 6.11%, 6/20/2066 (i)	5,545	5,504
Series 2016-H17, Class FC, 6.27%, 8/20/2066 (i)	3,622	3,601
Series 2017-H08, Class XI, IO, 0.07%, 3/20/2067 (i)	11,917	483
Series 2017-H11, Class XI, IO, 0.34%, 5/20/2067 (i)	31,030	1,234
Series 2017-H14, Class XI, IO, 0.44%, 6/20/2067 (i)	12,023	403
Series 2017-H14, Class AI, IO, 0.83%, 6/20/2067 (i)	15,195	866
Series 2017-H23, Class FA, 5.92%, 10/20/2067 (i)	16,452	16,350
Series 2019-H09, Class FA, 5.94%, 5/20/2069 (i)	11,172	11,099
Series 2021-H10, Class AF, 6.83%, 6/20/2071 (i)	23,001	23,435
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	2,722	2,528
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	35	34
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	40	38
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	51	51
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	23	23
Series 2005-5F, Class 8A1, 5.50%, 6/25/2035 (i)	9	9
Series 2005-5F, Class 8A3, 5.50%, 6/25/2035 (i)	5	5
Headlands Residential LLC Series 2021-RPL1, Class NOTE, 2.49%, 9/25/2026 (a) (i)	14,261	13,671
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 10.83%, 10/25/2034 (a) (i)	18,687	19,589
Impac CMB Trust
Series 2004-10, Class 3A1, 6.16%, 3/25/2035 (i)	127	119
Series 2004-10, Class 3A2, 6.26%, 3/25/2035 (i)	83	77
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	4	3
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	20	18
Series 2006-A2, Class 5A3, 6.13%, 11/25/2033 (i)	30	28
Series 2006-A2, Class 4A1, 5.59%, 8/25/2034 (i)	67	66
Series 2004-S1, Class 3A1, 5.50%, 9/25/2034	17	20
Series 2004-S2, Class 4A5, 6.00%, 11/25/2034	215	188
Series 2007-A1, Class 5A2, 4.94%, 7/25/2035 (i)	17	17
LHOME Mortgage Trust
Series 2023-RTL1, Class A1, 7.87%, 1/25/2028 (a) (h)	18,581	18,459
Series 2023-RTL2, Class A1, 8.00%, 6/25/2028 (a) (h)	16,800	16,760
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 5.87%, 4/21/2034 (i)	16	15
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	3	3
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
Series 2005-1, Class 5A1, 5.50%, 1/25/2020	—	—
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	178	167
Series 2004-6, Class 6A1, 6.50%, 7/25/2034	237	227

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-7, Class 30, PO, 8/25/2034	18	13
Series 2004-7, Class 3A1, 6.50%, 8/25/2034	13	13
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2004-6, Class 3A1, 5.25%, 7/25/2019 ‡	—	—
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	29	24
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (a)	9	6
Merrill Lynch Mortgage Investors Trust
Series 2004-C, Class A2, 6.28%, 7/25/2029 (i)	33	31
Series 2004-D, Class A3, 7.28%, 9/25/2029 (i)	42	39
Mill City Securities Ltd. (Cayman Islands) Series 2021-RS1, Class A2, 3.95%, 4/28/2066 ‡ (a) (i)	11,649	10,015
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.64%, 4/25/2034 (i)	109	105
Series 2004-7AR, Class 2A6, 5.59%, 9/25/2034 (i)	36	35
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (i)	70	60
Ocwen Frn Series 2021-GNMSR1, 5.00%, 4/30/2024 ‡	23,393	23,217
P Opportunitie frn, 21.76%, 8/21/2025 ‡ (a)	8,194	6,146
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	38	35
PMT Credit Risk Transfer Trust Series 2021-1R, Class A, 8.37%, 2/27/2024 (a) (i)	14,846	14,817
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	39	37
Radnor RE Ltd. (Bermuda)
Series 2022-1, Class M1B, 12.08%, 9/25/2032 (a) (i)	12,231	13,039
Series 2021-1, Class M1B, 7.03%, 12/27/2033 (a) (i)	867	868
RALI Trust Series 2005-QS5, Class A4, 5.75%, 4/25/2035	740	594
Residential Asset Securitization Trust
Series 2003-A8, Class A1, 3.75%, 10/25/2018	8	8
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	86	46
RT Finance LLC, 11.71%, 5/15/2029 ‡	14,944	14,944
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 ‡ (a)	10	10
SART Series 2017-1, 4.75%, 7/15/2024 ‡	882	871
Seasoned Credit Risk Transfer Trust
Series 2017-4, Class MT, 3.50%, 6/25/2057	8,736	7,594
Series 2019-3, Class MT, 3.50%, 10/25/2058	37,925	32,819
Series 2019-3, Class M55D, 4.00%, 10/25/2058	11,212	10,106
Series 2019-4, Class MB, 3.00%, 2/25/2059	41,685	29,422
Series 2021-1, Class BXS, 14.11%, 9/25/2060 (a) (i)	10,202	6,948
Series 2021-2, Class BXS, 15.33%, 11/25/2060 (a) (i)	4,850	3,548
Series 2022-1, Class MTU, 3.25%, 11/25/2061	28,928	24,276
Series 2023-1, Class MT, 3.00%, 10/25/2062	24,365	19,508
Sequoia Mortgage Trust Series 2004-8, Class A2, 6.61%, 9/20/2034 (i)	172	156
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A, 6.04%, 10/25/2034 (i)	25	23
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-26A, Class 3A5, 6.45%, 9/25/2033 (i)	292	277
Series 2003-37A, Class 1A, 5.08%, 12/25/2033 (i)	428	411
Series 2003-37A, Class 2A, 5.77%, 12/25/2033 (i)	48	46
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (a) (h)	3,773	3,492
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (i)	36,044	29,538

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	29,122	26,765
Two Harbors Msr Frn, 7.25%, 4/15/2024 ‡ (a)	35,000	34,825
Vendee Mortgage Trust
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	66	66
Series 1998-1, Class 2E, 7.00%, 3/15/2028	250	249
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	39	38
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (a) (i)	23,449	21,142
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 5.61%, 8/25/2033 (i)	56	53
Series 2003-AR9, Class 1A6, 5.68%, 9/25/2033 (i)	43	39
Series 2004-AR3, Class A1, 4.50%, 6/25/2034 (i)	16	14
Series 2004-AR3, Class A2, 4.50%, 6/25/2034 (i)	150	134
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	126	121
Series 2004-AR11, Class A, 5.97%, 10/25/2034 (i)	126	112
Series 2005-AR2, Class 2A21, 6.12%, 1/25/2045 (i)	16	16
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	251	219
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA1, Class 2A, 7.00%, 3/25/2034	84	82
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-K, Class 1A2, 5.62%, 7/25/2034 (i)	37	38
Series 2004-U, Class A1, 5.49%, 10/25/2034 (i)	75	70
Total Collateralized Mortgage Obligations (Cost $679,011)		621,952
Foreign Government Securities — 0.7%
Dominican Republic Government Bond
5.95%, 1/25/2027 (j)	2,500	2,454
4.88%, 9/23/2032 (a)	1,310	1,127
6.00%, 2/22/2033 (a)	4,043	3,767
6.00%, 2/22/2033 (j)	5,243	4,885
5.88%, 1/30/2060 (a)	3,545	2,838
Federal Republic of Nigeria
6.50%, 11/28/2027 (j)	6,550	5,797
6.13%, 9/28/2028 (a)	2,880	2,441
7.14%, 2/23/2030 (j)	2,700	2,298
8.75%, 1/21/2031 (j)	3,800	3,420
7.38%, 9/28/2033 (a)	2,327	1,843
Federative Republic of Brazil 4.75%, 1/14/2050	4,100	2,952
Hungary Government Bond
5.50%, 6/16/2034 (a)	1,640	1,570
6.75%, 9/25/2052 (a)	1,245	1,265
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	1,800	1,814
Kingdom of Bahrain
7.00%, 10/12/2028 (j)	2,500	2,556
5.45%, 9/16/2032 (a)	1,677	1,488
Kingdom of Morocco 5.95%, 3/8/2028 (a)	1,381	1,384
Kingdom of Saudi Arabia 5.00%, 1/18/2053 (a)	4,038	3,447
Oriental Republic of Uruguay 5.75%, 10/28/2034	3,150	3,293
Republic of Angola 8.75%, 4/14/2032 (a)	4,086	3,405

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Republic of Colombia
10.38%, 1/28/2033	360	415
7.50%, 2/2/2034	1,491	1,488
8.75%, 11/14/2053	5,424	5,749
Republic of Costa Rica
6.55%, 4/3/2034 (a)	4,200	4,222
7.30%, 11/13/2054 (a)	3,925	3,996
Republic of Cote d'Ivoire
5.75%, 12/31/2032 (h) (j)	2,665	2,456
6.13%, 6/15/2033 (j)	866	764
6.88%, 10/17/2040 (j)	EUR3,400	2,914
Republic of Indonesia 5.65%, 1/11/2053	805	809
Republic of Kenya 8.00%, 5/22/2032 (j)	5,300	4,465
Republic of Panama 6.85%, 3/28/2054	1,392	1,230
Republic of Paraguay
5.00%, 4/15/2026 (j)	830	815
3.85%, 6/28/2033 (a)	503	423
5.60%, 3/13/2048 (j)	2,489	2,088
5.40%, 3/30/2050 (j)	7,281	5,952
Republic of Philippines 5.50%, 1/17/2048	606	596
Republic of Poland
5.75%, 11/16/2032	1,220	1,264
4.88%, 10/4/2033	2,245	2,173
5.50%, 4/4/2053	1,868	1,794
Republic of Senegal 6.75%, 3/13/2048 (j)	3,800	2,670
Republic of South Africa 4.30%, 10/12/2028	5,542	4,988
Romania Government Bond 3.00%, 2/14/2031 (a)	2,040	1,658
Sultanate of Oman Government Bond
5.63%, 1/17/2028 (j)	2,850	2,847
6.25%, 1/25/2031 (a)	1,193	1,222
Turkiye Ihracat Kredi Bankasi A/S 9.38%, 1/31/2026 (a)	1,289	1,324
United Mexican States
3.75%, 1/11/2028	376	355
5.00%, 4/27/2051	2,420	1,963
6.34%, 5/4/2053	1,280	1,217
Total Foreign Government Securities (Cost $130,195)		115,901
Loan Assignments — 0.4% (d) (n)
Automobile Components — 0.0% ^
Adient US LLC, Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.71%, 4/10/2028	2,953	2,953
Beverages — 0.0% ^
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.90%, 3/31/2028	4,888	4,802
Broadline Retail — 0.1%
GoodRx, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 8.20%, 10/10/2025	7,269	7,260
Consumer Staples Distribution & Retail — 0.0% ^
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan (3-MONTH SOFR + 11.50%), 16.65%, 6/30/2026 ‡	28	28

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Consumer Staples Distribution & Retail — continued
Moran Foods, LLC, First Lien Term Loan
(2-MONTH SOFR + 2.00%), 12.74%, 6/30/2026 ‡	927	754
(3-MONTH CME TERM SOFR + 2.00%), 12.74%, 6/30/2026 ‡	1,144	711
		1,493
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.46%, 8/4/2027	3,358	3,348
Electrical Equipment — 0.0% ^
Cortes NP Acquisition Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.18%, 3/2/2027	3,128	3,131
Entertainment — 0.0% ^
Delta 2 (Lux) SARL, 1st Lien Term Loan B (Luxembourg) (1-MONTH CME TERM SOFR + 2.25%), 7.60%, 1/15/2030	2,825	2,826
Financial Services — 0.0% ^
OL SP LLC, Term Loan (1-MONTH SOFR + 4.25%), 4.25%, 5/15/2025	1,329	1,279
Ground Transportation — 0.0% ^
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.65%, 7/21/2028	3,031	2,979
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.00%), 8.65%, 7/21/2028	1,139	1,119
		4,098
IT Services — 0.0% ^
MH Sub I LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.60%, 5/3/2028	3,196	3,091
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan (3-MONTH SOFR + 11.00%), 5/16/2024 ‡ (b)	142	15
Machinery — 0.0% ^
Alliance Laundry Systems LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.99%, 10/8/2027	4,089	4,091
Media — 0.0% ^
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 9.82%, 1/18/2028 (o)	2,500	2,405
Personal Care Products — 0.1%
Nestle Skin Health SA, Term Loan B (Luxembourg) (3-MONTH CME TERM SOFR + 3.50%), 9.24%, 10/1/2026	6,117	6,135
Semiconductors & Semiconductor Equipment — 0.0% ^
Brooks Automation, 1st Lien Term Loan B (1-MONTH SOFR + 3.10%), 8.14%, 2/1/2029	3,765	3,742
Software — 0.1%
Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.46%, 12/1/2027	6,073	6,076
Specialty Retail — 0.1%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.10%, 10/19/2027	5,739	5,733
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.95%, 12/18/2026 (p)	1,482	1,349
Petco Health & Wellness Co., Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.90%, 3/3/2028	4,298	4,058
		11,140
Total Loan Assignments (Cost $68,724)		67,885

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 0.3%
Resolution Funding Corp. STRIPS
3.94%, 4/15/2030 (m)	19,901	14,600
DN, 3.88%, 4/15/2030 (m)	41,743	30,625
Total U.S. Government Agency Securities (Cost $49,965)		45,225
Municipal Bonds — 0.1% (q)
California — 0.1%
Alameda County Joint Powers Authority, Multiple Capital Projects Series 2010A, Rev., 7.05%, 12/1/2044	200	229
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	915	977
Regents of the University of California Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	1,820	1,144
State of California, Various Purpose GO, 7.35%, 11/1/2039	1,980	2,290
University of California, Taxable Series 2012AD, Rev., 4.86%, 5/15/2112	774	653
Total California		5,293
Colorado — 0.0% ^
Colorado Health Facilities Authority, Covenant Living Communities and Services Series 2020B, Rev., 3.36%, 12/1/2030	2,350	2,020
District of Columbia — 0.0% ^
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series 2014A, Rev., 4.81%, 10/1/2114	345	307
Missouri — 0.0% ^
Health and Educational Facilities Authority of the State of Missouri, The Washington University Series 2020A, Rev., 3.23%, 5/15/2050	3,000	2,116
New York — 0.0% ^
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2010H, Rev., 5.29%, 3/15/2033	560	558
Series 2010H, Rev., 5.39%, 3/15/2040	1,165	1,124
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,450	1,483
Series 165, Rev., 5.65%, 11/1/2040	155	158
Series 174, Rev., 4.46%, 10/1/2062	740	624
Total New York		3,947
Ohio — 0.0% ^
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,040	1,240
Ohio State University (The), General Receipts Series 2011A, Rev., 4.80%, 6/1/2111	1,563	1,350
Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114	2,000	1,796
Total Ohio		4,386
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Winter Storm URI Series 2023A-2, Rev., 5.17%, 4/1/2041	855	841
Total Municipal Bonds (Cost $22,214)		18,910

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 0.1%
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	5,884	59
MYT Holding LLC ‡ *	935	327
		386
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	38	—
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. ‡ *	6	61
Financial Services — 0.0% ^
ACC Claims Holdings LLC ‡ (r)	1,551	4
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc. *	502	729
iHeartMedia, Inc., Class A *	127	331
		1,060
Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp.	44	3,558
EP Energy Corp. ‡ *	75	120
Gulfport Energy Corp. *	49	6,671
		10,349
Professional Services — 0.0% ^
NMG, Inc. ‡ *	11	1,198
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ *	2	605
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	70	1,874
Total Common Stocks (Cost $12,292)		15,537
Convertible Preferred Stocks — 0.0% ^
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ * (Cost $428)	2	3,208
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. 10.00% (Cash), 1/8/2024 ‡ (c) (f) (g) (Cost $141)	—	1,449
	SHARES (000)
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	2,070	1,216

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Preferred Stocks — continued
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	46	—
Total Preferred Stocks (Cost $2,145)		1,216
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ * (Cost $—)	33	457
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ *	15	—
Independent Power and Renewable Electricity Producers — 0.0% ^
Vistra Corp., expiring 12/31/2049 ‡ *	104	133
Total Rights (Cost $—)		133
	SHARES (000)
Short-Term Investments — 5.3%
Investment Companies — 5.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.39% (s) (t) (Cost $905,525)	905,368	905,911
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (s) (t)	120	120
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (s) (t)	428	428
Total Investment of Cash Collateral from Securities Loaned (Cost $548)		548
Total Short-Term Investments (Cost $906,073)		906,459
Total Investments — 101.9% (Cost $19,155,033)		17,487,635
Liabilities in Excess of Other Assets — (1.9)%		(328,466)
NET ASSETS — 100.0%		17,159,169

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2023.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GO	General Obligation
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Defaulted security.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2023.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2023 is $31,687 or 0.18% of the Fund’s net
assets as of November 30, 2023.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2023.

(h)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2023.

(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2023.

(j)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
(l)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(m)	The rate shown is the effective yield as of November 30, 2023.
(n)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(o)	All or a portion of this security is unsettled as of November 30, 2023. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(p)	Fund is subject to legal or contractual restrictions on the resale of the security.
(q)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(r)	The security or a portion of this security is on loan at November 30, 2023. The total value of securities on loan at November 30, 2023 is $1.
(s)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(t)	The rate shown is the current yield as of November 30, 2023.
Futures contracts outstanding as of November 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	4,800	03/19/2024	USD	527,475	2,299
U.S. Treasury 10 Year Ultra Note	3,369	03/19/2024	USD	382,750	2,569
U.S. Treasury Long Bond	1,238	03/19/2024	USD	144,382	1,052
U.S. Treasury Ultra Bond	5,306	03/19/2024	USD	653,301	1,328
U.S. Treasury 2 Year Note	3,545	03/28/2024	USD	725,063	1,885
U.S. Treasury 5 Year Note	5,451	03/28/2024	USD	582,874	2,622
					11,755
Short Contracts
U.S. Treasury 10 Year Note	(391)	03/19/2024	USD	(42,967)	(174)
U.S. Treasury Long Bond	(25)	03/19/2024	USD	(2,916)	(22)
U.S. Treasury 5 Year Note	(216)	03/28/2024	USD	(23,097)	(85)
					(281)
					11,474

Abbreviations
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of November 30, 2023 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
JPY	5,582,204	USD	37,357	BNP Paribas	12/15/2023	361
Total unrealized appreciation						361
USD	37,161	JPY	5,582,204	Goldman Sachs International	12/15/2023	(557)
Total unrealized depreciation						(557)
Net unrealized depreciation						(196)

Abbreviations
JPY	Japanese Yen
USD	United States Dollar

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of November 30, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	12/20/2027	0.73	USD32,877	265	(658)	(393)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.78	USD36,400	277	(675)	(398)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.78	USD26,300	246	(533)	(287)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.78	USD26,299	105	(392)	(287)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.78	USD13,148	31	(175)	(144)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.78	USD6,574	26	(98)	(72)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.78	USD13,143	63	(207)	(144)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.78	USD6,369	76	(146)	(70)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.78	USD3,935	38	(81)	(43)
							1,127	(2,965)	(1,838)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.41-V2	5.00	Quarterly	12/20/2028	4.03	USD49,575	(307)	(2,089)	(2,396)
CDX.NA.HY.41-V2	5.00	Quarterly	12/20/2028	4.03	USD49,575	(446)	(1,950)	(2,396)
						(753)	(4,039)	(4,792)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of November 30, 2023 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	1,127	(1,838)

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,215,412	$650,119	$2,865,531
Collateralized Mortgage Obligations	—	508,252	113,700	621,952
Commercial Mortgage-Backed Securities	—	1,672,151	176,244	1,848,395
Common Stocks
Broadline Retail	—	—	386	386
Communications Equipment	—	—	— (a)	— (a)
Diversified Telecommunication Services	—	—	61	61
Financial Services	—	—	4	4
Media	1,060	—	—	1,060
Oil, Gas & Consumable Fuels	10,229	—	120	10,349
Professional Services	—	—	1,198	1,198
Specialty Retail	—	—	605	605
Wireless Telecommunication Services	—	—	1,874	1,874
Total Common Stocks	11,289	—	4,248	15,537
Convertible Bonds	—	—	1,449	1,449
Convertible Preferred Stocks	—	—	3,208	3,208
Corporate Bonds
Aerospace & Defense	—	52,767	—	52,767
Automobile Components	—	56,710	—	56,710
Automobiles	—	15,347	—	15,347
Banks	—	967,981	—	967,981
Beverages	—	15,831	—	15,831
Biotechnology	—	65,526	—	65,526
Broadline Retail	—	11,073	—	11,073
Building Products	—	45,523	—	45,523
Capital Markets	—	325,430	—	325,430
Chemicals	—	66,881	—	66,881
Commercial Services & Supplies	—	63,143	—	63,143
Communications Equipment	—	8,730	—	8,730
Construction & Engineering	—	20,871	—	20,871
Construction Materials	—	3,957	—	3,957
Consumer Finance	—	162,694	—	162,694
Consumer Staples Distribution & Retail	—	45,457	—	45,457
Containers & Packaging	—	62,816	—	62,816
Distributors	—	7,175	—	7,175
Diversified Consumer Services	—	7,895	—	7,895
Diversified REITs	—	18,762	—	18,762
Diversified Telecommunication Services	—	172,726	3,381	176,107
Electric Utilities	—	358,122	—	358,122
Electrical Equipment	—	13,418	—	13,418
Electronic Equipment, Instruments & Components	—	10,053	—	10,053
Energy Equipment & Services	—	25,255	—	25,255

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Entertainment	$—	$42,147	$—	$42,147
Financial Services	—	55,069	—	55,069
Food Products	—	27,713	—	27,713
Gas Utilities	—	14,654	—	14,654
Ground Transportation	—	46,917	—	46,917
Health Care Equipment & Supplies	—	23,436	—	23,436
Health Care Providers & Services	—	185,115	— (a)	185,115
Health Care REITs	—	4,388	—	4,388
Health Care Technology	—	7,716	—	7,716
Hotel & Resort REITs	—	7,718	—	7,718
Hotels, Restaurants & Leisure	—	136,883	—	136,883
Household Durables	—	29,819	—	29,819
Household Products	—	19,189	—	19,189
Independent Power and Renewable Electricity Producers	—	32,176	—	32,176
Industrial REITs	—	5,906	—	5,906
Insurance	—	57,093	—	57,093
Interactive Media & Services	—	3,330	—	3,330
IT Services	—	18,269	—	18,269
Life Sciences Tools & Services	—	8,357	—	8,357
Machinery	—	17,580	—	17,580
Marine Transportation	—	1,934	—	1,934
Media	—	243,071	—	243,071
Metals & Mining	—	92,061	—	92,061
Mortgage Real Estate Investment Trusts (REITs)	—	88,392	—	88,392
Multi-Utilities	—	44,287	—	44,287
Office REITs	—	3,144	—	3,144
Oil, Gas & Consumable Fuels	—	515,206	13	515,219
Passenger Airlines	—	34,794	—	34,794
Personal Care Products	—	8,986	—	8,986
Pharmaceuticals	—	106,210	—	106,210
Real Estate Management & Development	—	3,911	—	3,911
Residential REITs	—	10,062	—	10,062
Retail REITs	—	9,114	—	9,114
Semiconductors & Semiconductor Equipment	—	55,347	—	55,347
Software	—	86,272	—	86,272
Specialized REITs	—	24,551	—	24,551
Specialty Retail	—	80,969	—	80,969
Technology Hardware, Storage & Peripherals	—	25,180	—	25,180
Textiles, Apparel & Luxury Goods	—	5,399	—	5,399
Tobacco	—	84,086	—	84,086
Trading Companies & Distributors	—	53,153	—	53,153
Transportation Infrastructure	—	1,717	—	1,717
Water Utilities	—	553	—	553
Wireless Telecommunication Services	—	19,762	—	19,762
Total Corporate Bonds	—	4,945,779	3,394	4,949,173
Foreign Government Securities	—	115,901	—	115,901

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Loan Assignments
Automobile Components	$—	$2,953	$—	$2,953
Beverages	—	4,802	—	4,802
Broadline Retail	—	7,260	—	7,260
Consumer Staples Distribution & Retail	—	—	1,493	1,493
Containers & Packaging	—	3,348	—	3,348
Electrical Equipment	—	3,131	—	3,131
Entertainment	—	2,826	—	2,826
Financial Services	—	1,279	—	1,279
Ground Transportation	—	4,098	—	4,098
IT Services	—	3,091	—	3,091
Leisure Products	—	—	15	15
Machinery	—	4,091	—	4,091
Media	—	2,405	—	2,405
Personal Care Products	—	6,135	—	6,135
Semiconductors & Semiconductor Equipment	—	3,742	—	3,742
Software	—	6,076	—	6,076
Specialty Retail	—	11,140	—	11,140
Total Loan Assignments	—	66,377	1,508	67,885
Mortgage-Backed Securities	—	3,667,013	—	3,667,013
Municipal Bonds	—	18,910	—	18,910
Preferred Stocks	—	—	1,216	1,216
Rights	—	—	133	133
U.S. Government Agency Securities	—	45,225	—	45,225
U.S. Treasury Obligations	—	2,359,191	—	2,359,191
Warrants	—	—	457	457
Short-Term Investments
Investment Companies	905,911	—	—	905,911
Investment of Cash Collateral from Securities Loaned	548	—	—	548
Total Short-Term Investments	906,459	—	—	906,459
Total Investments in Securities	$917,748	$15,614,211	$955,676	$17,487,635
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$361	$—	$361
Futures Contracts	11,755	—	—	11,755
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(557)	—	(557)
Futures Contracts	(281)	—	—	(281)
Swaps	—	(7,004)	—	(7,004)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$11,474	$(7,200)	$—	$4,274

(a)	Amount rounds to less than one thousand.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2023
Investments in Securities:
Asset-Backed Securities	$703,664	$366	$(27,684)	$221	$107,598	$(212,925)	$43,671	$(3,075)	$38,283	$650,119
Collateralized Mortgage Obligations	152,633	(126)	(2,201)	1	58,194	(7,895)	—	(46,028)	(40,878)	113,700
Commercial Mortgage-Backed Securities	152,497	(138)	(4,013)	86	19,783	(17,657)	25,686	(2,595)	2,595	176,244
Common Stocks	5,367	413	(1,118)	—	—	(414)	—	—	—	4,248
Convertible Bonds	699	—	750	—	—	—	—	—	—	1,449
Convertible Preferred Stocks	3,418	—	(210)	—	—	—	—	—	—	3,208
Corporate Bonds	1	(42)	(683)	(25)	—	(127)	4,270	—	—	3,394
Loan Assignments	1,824	—	(146)	490	1,148	— (b)	—	(1,808)	—	1,508
Preferred Stocks	1,853	—	(637)	—	—	—	—	—	—	1,216
Rights	133	—	— (b)	—	—	—	—	—	—	133
Warrants	1,041	—	(584)	—	—	—	—	—	—	457
Total	$1,023,130	$473	$(36,526)	$773	$186,723	$(239,018)	$73,627	$(53,506)	$—	$955,676

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations, Asset-Backed Securities and Commercial Mortgage-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2023, which were valued using significant unobservable inputs (level 3) amounted to $(37,696).
There were no significant transfers into or out of level 3 for the period ended November 30, 2023.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$182,751	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (9.00%)
			Constant Default Rate	0.00% - 29.00% (0.85%)
			Yield (Discount Rate of Cash Flows)	5.95% - 44.98% (9.83%)

Asset-Backed Securities	182,751
	21,142	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	15.68% (15.68%)

Collateralized Mortgage Obligations	21,142
	1,449	Term of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	1,449
	4	Terms of Exchange Offer	Expected Recovery	$0.001 ($0.001)

Common Stocks	4
	-(b )	Terms of Exchange Offer	Expected Recovery	0.001 ($0.001)

Preferred Stocks	-(b )

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at November 30, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	16	Terms of Exchange Offer	Expected Recovery	10.90% (10.90%)

Loan Assignments	16
Total	$205,362

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At November 30, 2023, the value of these investments was $750,314 The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.39% (a) (b)	$826,935	$3,733,841	$3,654,983	$(170)	$288	$905,911	905,368	$35,668	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	120	—	—	—	— (c)	120	120	5	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (a) (b)	428	— (c)	—	—	—	428	428	16	—
Total	$827,483	$3,733,841	$3,654,983	$(170)	$288	$906,459		$35,689	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.
(c)	Amount rounds to less than one thousand.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps,

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.